Consolidated Schedule of Investments (unaudited) April 30, 2019	BlackRock Total Factor Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Foreign Government Obligations — 7.3%

Australia — 1.5%
Commonwealth of Australia:
4.00%, 08/20/20	AUD	425	$313,944
1.25%, 02/21/22		552	401,659
3.00%, 09/20/25		760	631,816
0.75%, 11/21/27		276	202,477
2.50%, 09/20/30		501	440,383
2.00%, 08/21/35		347	304,983
1.25%, 08/21/40		303	244,341
1.00%, 02/21/50		303	234,275

			2,773,878

Canada — 1.1%
Canada Government Bond:
6.84%, 12/01/21	CAD	301	249,221
6.47%, 12/01/26		296	289,817
4.00%, 12/01/31		311	338,437
3.90%, 12/01/36		274	292,732
2.41%, 12/01/41		289	283,518
1.74%, 12/01/44		328	302,108
1.36%, 12/01/47		304	272,286
0.52%, 12/01/50		165	122,813

			2,150,932

France — 2.9%
Republic of France:
2.83%, 07/25/20	EUR	494	586,338
0.10%, 03/01/21		127	147,450
0.10%, 07/25/21		167	195,238
1.23%, 07/25/22		407	500,409
2.38%, 07/25/23		401	518,183
0.26%, 07/25/24		324	396,808
0.10%, 03/01/25		211	254,017
2.05%, 07/25/27		414	582,957
0.10%, 03/01/28		226	275,203
0.10%, 03/01/29		39	47,430
4.39%, 07/25/29		194	317,633
0.73%, 07/25/30(a)		275	361,366
4.03%, 07/25/32		248	427,068
0.10%, 07/25/36(a)		86	105,363
2.13%, 07/25/40(a)		268	441,960
0.10%, 07/25/47(a)		176	212,833

			5,370,256

Germany — 0.7%
Federal Republic of Germany:
0.11%, 04/15/23		326	389,466
0.10%, 04/15/26		302	374,454
0.52%, 04/15/30		268	357,228
0.10%, 04/15/46		163	231,432

			1,352,580

United Kingdom — 1.1%
U.K. Treasury Inflation Linked Bonds:
1.88%, 11/22/22	GBP	65	98,740
0.13%, 03/22/24		14	20,103
2.50%, 07/17/24		73	118,474
0.13%, 03/22/26		40	60,929
1.25%, 11/22/27		29	50,774
0.13%, 08/10/28		11	17,262
0.13%, 03/22/29		40	64,489
4.13%, 07/22/30		42	96,620
1.25%, 11/22/32		33	64,896
0.75%, 03/22/34		13	24,044
2.00%, 01/26/35		51	112,775
0.13%, 11/22/36		33	61,301

Security		Par (000)	Value

United Kingdom (continued)
1.13%, 11/22/37	GBP	77	$167,933
0.63%, 03/22/40		23	49,216
0.13%, 08/10/41		10	20,500
0.63%, 11/22/42		30	66,577
0.13%, 03/22/44		61	126,832
0.13%, 03/22/46		27	58,235
0.75%, 11/22/47		56	140,323
0.13%, 08/10/48		10	23,196
0.50%, 03/22/50		15	36,748
0.25%, 03/22/52		54	131,331
1.25%, 11/22/55		58	188,183
0.13%, 11/22/56		10	24,803
0.13%, 03/22/58		33	86,529
0.38%, 03/22/62		27	79,481
0.13%, 11/22/65		5	16,361
0.13%, 03/22/68		47	147,163

			2,153,818

Total Foreign Government Obligations — 7.3% (Cost: $13,882,375)			13,801,464

U.S. Treasury Obligations — 1.1%
U.S. Treasury Inflation Linked Bonds:
2.38%, 01/15/25 - 01/15/27	USD	222	248,706
2.00%, 01/15/26		49	54,222
3.63%, 04/15/28		63	79,155
2.50%, 01/15/29		68	80,736
3.88%, 04/15/29		54	70,921
3.38%, 04/15/32		12	15,492
2.13%, 02/15/40 - 02/15/41		84	105,166
0.75%, 02/15/42 - 02/15/45		89	84,770
0.63%, 02/15/43		49	46,182
1.38%, 02/15/44		16	17,836
1.00%, 02/15/46 - 02/15/49		74	74,772
0.88%, 02/15/47		20	19,517
U.S. Treasury Inflation Linked Notes:
1.25%, 07/15/20		23	23,482
1.13%, 01/15/21		133	134,471
0.13%, 04/15/21 - 07/15/26		519	513,390
0.38%, 07/15/23 - 01/15/27		185	183,715
0.63%, 01/15/24 - 01/15/26		135	136,133
0.25%, 01/15/25		112	110,880
0.50%, 01/15/28		20	20,423
0.75%, 07/15/28		35	35,983
0.88%, 01/15/29		25	25,783

Total U.S. Treasury Obligations — 1.1% (Cost: $2,053,041)			2,081,735

Total Long-Term Investments — 8.4% (Cost: $15,935,416)			15,883,199

Short-Term Securities — 79.6%

		Shares

Money Market Funds — 5.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.32%(b)(d)		9,841,426	9,841,426

Total Money Market Funds — 5.2% (Cost: $9,841,426)			9,841,426

1

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Total Factor Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

U.S. Treasury Obligations — 74.4%
U.S. Treasury Bills(c):
2.38%, 03/26/20	USD	22,000	$21,536,419
2.39%, 05/23/19		27,000	26,960,874
2.42%, 06/20/19		32,000	31,894,211
2.52%, 02/27/20		28,000	27,454,999

Security	Par (000)		Value

U.S. Treasury Obligations (continued)
2.55%, 07/18/19	USD	33,000	$32,830,277

Total U.S. Treasury Obligations — 74.4% (Cost: $140,629,483)			140,676,780

Total Short-Term Securities — 79.6% (Cost: $150,470,909)			150,518,206

Total Investments — 88.0% (Cost: $166,406,325)			166,401,405

Other Assets Less Liabilities — 12.0%			22,774,491

Net Assets — 100.0%			$189,175,896

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Annualized 7-day yield as of period end.
(c)	Rates are discount rates or a range of discount rates as of period end.
(d)

During the period ended April 30, 2019, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 07/31/18	Net Activity	Shares Held at 04/30/19	Value at 04/30/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	7,557,030	2,284,396	9,841,426	$9,841,426	$141,603	$—	$—

(a)	Includes net capital gain distributions, if applicable.

2

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Total Factor Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Amsterdam Exchanges Index	114	05/17/19	$14,531	$260,592
CAC 40 10 Euro Index	214	05/17/19	13,313	200,347
IBEX 35 Index	50	05/17/19	5,361	56,385
OMXS30 Index	654	05/17/19	11,493	264,078
WTI Crude Oil(a)	14	05/21/19	895	7,428
Hang Seng China Enterprises Index	43	05/30/19	3,143	(10,914)
Brent Crude Oil(a)	26	05/31/19	1,874	31,653
RBOB Gasoline(a)	160	05/31/19	13,889	438,919
TOPIX Index	6	06/13/19	870	(5,929)
FTSE 100 Index	29	06/21/19	2,788	96,337
100 oz Gold(a)	17	06/26/19	2,186	(49,157)

				1,289,739

Short Contracts
Hang Seng Index	17	05/30/19	3,193	8,367
SGX NIFTY 50 Index	137	05/30/19	3,227	(7,264)
Low Sulphur Gasoil(a)	115	06/12/19	7,334	(74,278)
Australian Government Bonds (10 Year)	670	06/17/19	65,312	(1,173,211)
ASX SPI 200 Index	43	06/20/19	4,777	(25,563)
S&P/TSX 60 Index	17	06/20/19	2,521	(67,906)
DAX Index	23	06/21/19	7,965	(292,547)
FTSE/MIB Index	6	06/21/19	722	(4,649)
S&P 500 E-Mini Index	40	06/21/19	5,897	(392,988)

				(2,030,039)

				$(740,300)

(a)	All or a portion of the security is held by a wholly-owned subsidiary.

Forward Foreign Currency Exchange Contracts

Currency Purchased			Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	2,066,000	(a)	USD	1,455,748	Morgan Stanley & Co. International plc	06/19/19	$2,394
CAD	17,703,276	(a)	USD	13,209,511	Morgan Stanley & Co. International plc	06/19/19	21,738
EUR	1,297,000	(a)	USD	1,455,695	Morgan Stanley & Co. International plc	06/19/19	5,220
GBP	1,096,994	(a)	USD	1,429,748	Morgan Stanley & Co. International plc	06/19/19	4,485
INR	141,514,000	(a)	USD	2,004,959	Bank of America NA	06/19/19	13,307
INR	763,035,000	(a)	USD	10,771,245	BNP Paribas SA	06/19/19	111,120
INR	695,390,000	(a)	USD	9,867,064	JPMorgan Chase Bank NA	06/19/19	50,552
INR	305,215,000	(a)	USD	4,313,261	Morgan Stanley & Co. International plc	06/19/19	39,699
JPY	26,181,000	(a)	USD	235,117	Morgan Stanley & Co. International plc	06/19/19	865
MXN	295,759,000	(a)	USD	15,123,658	Morgan Stanley & Co. International plc	06/19/19	353,991
NZD	2,747,000	(a)	USD	1,821,159	Morgan Stanley & Co. International plc	06/19/19	15,221
RUB	618,479,000	(a)	USD	9,251,679	Bank of America NA	06/19/19	262,286
RUB	58,898,000	(a)	USD	899,484	HSBC Bank plc	06/19/19	6,535
SEK	7,000,000	(a)	USD	739,467	Morgan Stanley & Co. International plc	06/19/19	526
TWD	30,353,000	(a)	USD	981,694	JPMorgan Chase Bank NA	06/19/19	1,469
USD	10,995,722	(a)	AUD	15,419,000	Morgan Stanley & Co. International plc	06/19/19	113,299
USD	279,834	(a)	BRL	1,081,000	Bank of America NA	06/19/19	5,218
USD	1,471,343	(a)	BRL	5,727,000	Deutsche Bank AG	06/19/19	16,458
USD	649,737	(a)	BRL	2,502,000	HSBC Bank plc	06/19/19	14,130
USD	8,965,793	(a)	BRL	34,729,000	JPMorgan Chase Bank NA	06/19/19	143,251
USD	1,316,542	(a)	BRL	5,073,000	Morgan Stanley & Co. International plc	06/19/19	27,800
USD	2,398,078	(a)	CAD	3,194,000	Morgan Stanley & Co. International plc	06/19/19	10,915
USD	1,666,373	(a)	CHF	1,659,000	Morgan Stanley & Co. International plc	06/19/19	30,425
USD	22,590,704	(a)	EUR	19,935,002	Morgan Stanley & Co. International plc	06/19/19	136,319

3

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Total Factor Fund

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased			Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	4,154,249	(a)	GBP	3,138,000	Morgan Stanley & Co. International plc	06/19/19	$51,562
USD	1,200,189	(a)	HKD	9,403,000	Morgan Stanley & Co. International plc	06/19/19	692
USD	6,848,337	(a)	JPY	753,770,633	Morgan Stanley & Co. International plc	06/19/19	54,259
USD	990,242	(a)	KRW	1,138,471,045	Bank of America NA	06/19/19	10,937
USD	16,727,926	(a)	KRW	18,931,237,000	BNP Paribas SA	06/19/19	443,408
USD	2,016,314	(a)	KRW	2,318,256,955	Deutsche Bank AG	06/19/19	22,166
USD	3,788,438	(a)	KRW	4,296,603,000	HSBC Bank plc	06/19/19	92,530
USD	699,662	(a)	KRW	792,043,000	Morgan Stanley & Co. International plc	06/19/19	18,353
USD	318,661	(a)	MXN	6,073,000	Morgan Stanley & Co. International plc	06/19/19	848
USD	1,565,437	(a)	NZD	2,280,000	Morgan Stanley & Co. International plc	06/19/19	41,248
USD	616,233	(a)	SEK	5,750,000	JPMorgan Chase Bank NA	06/19/19	8,381
USD	1,014,957	(a)	SEK	9,406,000	Morgan Stanley & Co. International plc	06/19/19	20,617
USD	231,461	(a)	SGD	314,000	Morgan Stanley & Co. International plc	06/19/19	408
USD	12,060,303	(a)	TWD	371,590,000	BNP Paribas SA	06/19/19	24,138
USD	890,497	(a)	TWD	27,407,000	HSBC Bank plc	06/19/19	2,757
USD	14,874,192	(a)	TWD	458,068,000	JPMorgan Chase Bank NA	06/19/19	36,919

							2,216,446

AUD	323,000	(a)	USD	228,863	Morgan Stanley & Co. International plc	06/19/19	(896)
BRL	1,165,000	(a)	USD	301,205	Bank of America NA	06/19/19	(5,249)
CAD	4,962,000	(a)	USD	3,721,021	Morgan Stanley & Co. International plc	06/19/19	(12,474)
CHF	793,000	(a)	USD	799,358	Morgan Stanley & Co. International plc	06/19/19	(17,376)
EUR	3,356,000	(a)	USD	3,824,241	Morgan Stanley & Co. International plc	06/19/19	(44,110)
GBP	1,956,000	(a)	USD	2,574,461	Morgan Stanley & Co. International plc	06/19/19	(17,145)
HKD	8,640,000	(a)	USD	1,102,931	Morgan Stanley & Co. International plc	06/19/19	(766)
INR	58,109,000	(a)	USD	835,421	HSBC Bank plc	06/19/19	(6,674)
INR	196,832,000	(a)	USD	2,814,250	JPMorgan Chase Bank NA	06/19/19	(7,042)
KRW	2,236,871,000	(a)	USD	1,986,411	Morgan Stanley & Co. International plc	06/19/19	(62,271)
MXN	9,674,000	(a)	USD	508,944	Morgan Stanley & Co. International plc	06/19/19	(2,684)
NOK	1,908,000	(a)	USD	223,034	Morgan Stanley & Co. International plc	06/19/19	(1,446)
NZD	13,555,000	(a)	USD	9,213,258	Morgan Stanley & Co. International plc	06/19/19	(151,689)
RUB	42,413,000	(a)	USD	655,650	HSBC Bank plc	06/19/19	(3,218)
SEK	2,270,532	(a)	USD	243,327	Morgan Stanley & Co. International plc	06/19/19	(3,301)
TWD	30,227,000	(a)	USD	980,743	Bank of America NA	06/19/19	(1,661)
TWD	16,609,000	(a)	USD	539,814	BNP Paribas SA	06/19/19	(1,832)
TWD	40,361,000	(a)	USD	1,314,892	Deutsche Bank AG	06/19/19	(7,560)
TWD	52,411,000	(a)	USD	1,705,588	JPMorgan Chase Bank NA	06/19/19	(7,944)
USD	15,685,081	(a)	AUD	22,238,062	Morgan Stanley & Co. International plc	06/19/19	(10,097)
USD	547,205	(a)	BRL	2,157,000	BNP Paribas SA	06/19/19	(758)
USD	593,873	(a)	CAD	796,000	Morgan Stanley & Co. International plc	06/19/19	(1,049)
USD	1,832,625	(a)	GBP	1,413,000	Morgan Stanley & Co. International plc	06/19/19	(14,760)
USD	465,423	(a)	INR	32,763,000	JPMorgan Chase Bank NA	06/19/19	(1,841)
USD	1,360,855	(a)	JPY	151,366,000	Morgan Stanley & Co. International plc	06/19/19	(3,476)
USD	2,509,289	(a)	KRW	2,929,093,000	JPMorgan Chase Bank NA	06/19/19	(10,296)
USD	2,203,046	(a)	MXN	42,974,000	Morgan Stanley & Co. International plc	06/19/19	(45,869)
USD	123,412	(a)	NOK	1,068,000	Morgan Stanley & Co. International plc	06/19/19	(622)
USD	1,308,012	(a)	NZD	1,963,000	Morgan Stanley & Co. International plc	06/19/19	(4,262)
USD	322,630	(a)	RUB	20,977,000	HSBC Bank plc	06/19/19	(56)
USD	317,369	(a)	RUB	20,762,000	Morgan Stanley & Co. International plc	06/19/19	(2,009)

							(450,433)

Net Unrealized Appreciation							$1,766,013

(a)	All or a portion of the security is held by a wholly-owned subsidiary.

4

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Total Factor Fund

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating (a)	Notional Amount (000) (b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.32.V1	5.00%	Quarterly	06/20/24	BB+	USD 8,696	$714,528	$552,992	$161,536
ITRAXX.EUR.CROSSOVER.31. V1	5.00%	Quarterly	06/20/24	CCC+	EUR 7,827	1,086,822	997,894	88,928

						$1,801,350	$1,550,886	$250,464

(a)	Using S&P Global Ratings (“S&P”) of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Total Return Swaps

Reference Entity	Fixed Amount Paid / (Received) by the Fund (a)		Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
TAIEX May 2019	TWD	178,464,274	Merrill Lynch International & Co.	05/15/19	TWD	178,464	$37,168	$—	$37,168
TAIEX May 2019	TWD	28,737,183	Merrill Lynch International & Co.	05/15/19	TWD	28,737	(8,478)	—	(8,478)
TAIEX May 2019	TWD	181,490,017	Merrill Lynch International & Co.	05/15/19	TWD	181,490	81,020	—	81,020
TAIEX May 2019	TWD	32,423,854	Merrill Lynch International & Co.	05/15/19	TWD	32,424	13,985	—	13,985
Canadian 10-Year Bond May 2019	CAD	13,661,495	Merrill Lynch International & Co.	05/28/19	CAD	13,661	13,678	—	13,678
Canadian 10-Year Bond May 2019	CAD	9,952,978	Merrill Lynch International & Co.	05/28/19	CAD	9,953	(2,999)	—	(2,999)
Canadian 10-Year Bond May 2019	CAD	6,004,486	Merrill Lynch International & Co.	05/28/19	CAD	6,004	56,307	—	56,307
Canadian 10-Year Bond May 2019	CAD	24,526,386	Merrill Lynch International & Co.	05/28/19	CAD	24,526	258,277	—	258,277
Canadian 10-Year Bond May 2019	CAD	2,937,795	Merrill Lynch International & Co.	05/28/19	CAD	2,938	(26,883)	—	(26,883)
Canadian 10-Year Bond May 2019	CAD	7,052,545	Merrill Lynch International & Co.	05/28/19	CAD	7,053	(4,005)	—	(4,005)
Long Gilt May 2019	GBP	2,178,924	Merrill Lynch International & Co.	05/28/19	GBP	2,179	(18,887)	—	(18,887)
Long Gilt May 2019	GBP	1,156,429	Merrill Lynch International & Co.	05/28/19	GBP	1,156	(13,756)	—	(13,756)
Long Gilt May 2019	GBP	72,403,259	Merrill Lynch International & Co.	05/28/19	GBP	72,403	54,536	—	54,536
Long Gilt May 2019	GBP	2,289,992	Merrill Lynch International & Co.	05/28/19	GBP	2,290	2,305	—	2,305
U.S. Treasury Note (10 Year) May 2019	USD	(3,456,261)	Merrill Lynch International & Co.	05/29/19	USD	(3,456)	(6,551)	—	(6,551)
U.S. Treasury Note (10 Year) May 2019	USD	(5,189,642)	Merrill Lynch International & Co.	05/29/19	USD	(5,190)	(4,577)	—	(4,577)
Euro-Bund June 2019	EUR	2,627,536	Merrill Lynch International & Co.	06/04/19	EUR	2,628	19,543	—	19,543
Euro-Bund June 2019	EUR	3,142,815	Merrill Lynch International & Co.	06/04/19	EUR	3,143	(2,158)	—	(2,158)
Euro-Bund June 2019	EUR	3,659,515	Merrill Lynch International & Co.	06/04/19	EUR	3,660	(25,455)	—	(25,455)
Euro-Bund June 2019	EUR	8,708,488	Merrill Lynch International & Co.	06/04/19	EUR	8,708	59,379	—	59,379
Euro-Bund June 2019	EUR	7,446,213	Merrill Lynch International & Co.	06/04/19	EUR	7,446	(8,147)	—	(8,147)
Euro-Bund June 2019	EUR	5,269,798	Merrill Lynch International & Co.	06/04/19	EUR	5,270	22,568	—	22,568
Euro-Bund June 2019	EUR	4,141,785	Merrill Lynch International & Co.	06/04/19	EUR	4,142	(10,134)	—	(10,134)
IBOVESPA Index June 2019	BRL	(10,465,793)	Merrill Lynch International & Co.	06/12/19	BRL	(10,466)	(77,524)	—	(77,524)
KOSPI 200 Index June 2019	KRW	(1,293,716,250)	Merrill Lynch International & Co.	06/13/19	KRW	(1,293,716)	8,060	—	8,060
KOSPI 200 Index June 2019	KRW	(1,729,317,000)	Merrill Lynch International & Co.	06/13/19	KRW	(1,729,317)	14,482	—	14,482
KOSPI 200 Index June 2019	KRW	(211,195,275)	Merrill Lynch International & Co.	06/13/19	KRW	(211,195)	(2,444)	—	(2,444)
KOSPI 200 Index June 2019	KRW	(351,054,750)	Merrill Lynch International & Co.	06/13/19	KRW	(351,055)	(4,875)	—	(4,875)
KOSPI 200 Index June 2019	KRW	(487,220,475)	Merrill Lynch International & Co.	06/13/19	KRW	(487,220)	(10,469)	—	(10,469)
KOSPI 200 Index June 2019	KRW	(1,597,317,800)	Merrill Lynch International & Co.	06/13/19	KRW	(1,597,318)	(37,437)	—	(37,437)
KOSPI 200 Index June 2019	KRW	(3,134,805,750)	Merrill Lynch International & Co.	06/13/19	KRW	(3,134,806)	(65,012)	—	(65,012)
KOSPI 200 Index June 2019	KRW	(1,079,221,500)	Merrill Lynch International & Co.	06/13/19	KRW	(1,079,222)	7,680	—	7,680
KOSPI 200 Index June 2019	KRW	(353,267,625)	Merrill Lynch International & Co.	06/13/19	KRW	(353,268)	(2,981)	—	(2,981)
KOSPI 200 Index June 2019	KRW	(346,680,625)	Merrill Lynch International & Co.	06/13/19	KRW	(346,681)	(8,620)	—	(8,620)
KOSPI 200 Index June 2019	KRW	(1,076,597,250)	Merrill Lynch International & Co.	06/13/19	KRW	(1,076,597)	—	—	—
KOSPI 200 Index June 2019	KRW	(346,505,625)	Merrill Lynch International & Co.	06/13/19	KRW	(346,506)	(8,770)	—	(8,770)
Swiss Market Index Futures June 2019	CHF	3,265,460	JPMorgan Chase Bank NA	06/21/19	CHF	3,265	33,937	—	33,937

5

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Total Factor Fund

OTC Total Return Swaps (continued)

Reference Entity	Fixed Amount Paid / (Received) by the Fund (a)		Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Swiss Market Index Futures June 2019	CHF	12,069,011	JPMorgan Chase Bank NA	06/21/19	CHF	12,069	$729,093	$—	$729,093
Swiss Market Index Futures June 2019	CHF	1,410,592	JPMorgan Chase Bank NA	06/21/19	CHF	1,411	44,465	—	44,465
Swiss Market Index Futures June 2019	CHF	3,714,397	JPMorgan Chase Bank NA	06/21/19	CHF	3,714	164,879	—	164,879
Swiss Market Index Futures June 2019	CHF	1,787,658	JPMorgan Chase Bank NA	06/21/19	CHF	1,788	55,431	—	55,431
Silver July 2019(b)	USD	1,358,550	Merrill Lynch International & Co.	06/25/19	USD	1,359	(9,990)	—	(9,990)

							$1,316,641	$—	$1,316,641

(a)	At termination, the fixed amount paid (received) will be exchanged for the total return of the reference entity.
(b)	All or a portion of the security is held by a wholly-owned subsidiary.

OTC Total Return Swaps (a)

Reference Entity	Counterparty	Termination Date	Net Notional Amount	Unrealized Depreciation		Net Value of Reference Entities	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Bank of America NA	02/15/23	$14,024,657	$(430,500	)(b)	$13,389,024	92.8%
	Citibank NA	02/24/23-02/27/23	12,916,283	342,136	(c)	13,198,015	88.2%
	Credit Suisse International	02/13/20-02/08/23	14,051,100	(502,927	)(d)	13,509,675	91.6%
	Deutsche Bank AG	02/17/23-02/20/23	264,162	(45,640	)(e)	260,602	15.7%
	JPMorgan Chase Bank NA	02/08/23	479,480	(226,717	)(f)	214,959	17.7%

				$(863,648)		$40,572,275

(a)

The Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 0-1000 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

Association of Banks in Singapore SGD 1 Month

Association of Banks in Singapore Swap Offer Rate Fixing 1 Month

ASX Australian Bank Bill Short Term Rates 1 Month

Canada Bankers Acceptances 1 Month

Copenhagen Interbank Offered Rate:

DKK 1 Day

DKK 1 Week

DKK 1 Month

EMMI EURO Overnight Index Average Rate

Euro Interbank Offer Rate:

EUR 1 Week

Hong Kong Dollar HIBOR Fixings:

HKD 1 Month

Intercontinental Exchange LIBOR:

6

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Total Factor Fund

CHF 1 Week

CHF 1 Month

CHF Spot Next

EUR 1 Week

EUR 1 Month

GBP 1 Week

GBP 1 Month

JPY 1 Week

JPY 1 Month

USD 1 Week

USD 1 Month

Norwegian Interbank Offered Rate:

NOK 1 Week

NOK 1 Month

SGD 1 Month Deposit

SONIA Overnight Deposit Rates Swap

Stockholm Interbank Offered Rate:

SEK 1 Day

SEK 1 Week

SEK 1 Month

USD Overnight Bank Funding Rate

(b)	Amount includes $205,133 of net dividends and financing fees.
(c)	Amount includes $60,404 of net dividends and financing fees.
(d)	Amount includes $38,498 of net dividends and financing fees.
(e)	Amount includes $(42,080) of net dividends and financing fees.
(f)	Amount includes $37,804 of net dividends and financing fees.

7

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Total Factor Fund

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Bank of America NA, as of April 30, 2019, expiration date 02/15/23:

	Shares	Value	% of Basket Value

Reference Entity — Long

Australia
AGL Energy Ltd.	8,370	$131,311	1.0%
BHP Group Ltd.	10,596	280,395	2.1
BHP Group plc	12,975	306,269	2.3
Rio Tinto plc	21,543	1,256,799	9.4
Wesfarmers Ltd.	26,218	665,473	5.0

		2,640,247

Belgium
Ageas	1,138	60,138	0.4
Colruyt SA	6,438	464,753	3.5
Proximus SADP	262	7,338	0.1
Solvay SA	573	69,090	0.5
Telenet Group Holding NV	1,757	93,319	0.7
UCB SA	1,422	113,019	0.8

		807,657

Canada
Brookfield Asset Management, Inc.	2,084	100,428	0.7
Magna International, Inc.	2,613	145,387	1.1
Thomson Reuters Corp.	6,719	415,503	3.1
Toronto-Dominion Bank (The)	700	39,930	0.3

		701,248

China
Yum China Holdings, Inc.	9,475	450,442	3.4

Denmark
Carlsberg A/S	3,110	402,125	3.0
Coloplast A/S	2,071	223,713	1.7
H Lundbeck A/S	4,644	195,784	1.5
Novo Nordisk A/S	868	42,527	0.3
Novozymes A/S	4,847	226,235	1.7

		1,090,384

Finland
Metso OYJ	894	33,451	0.3
Neste OYJ	6,102	201,687	1.5
Stora Enso OYJ	3,043	37,896	0.3
UPM-Kymmene OYJ	7,436	209,954	1.6

		482,988

France
Arkema SA	1,132	116,230	0.9
AXA SA	9,656	257,492	1.9
Carrefour SA	8,911	173,606	1.3
Cie de Saint-Gobain	2,270	93,070	0.7
Cie Generale des Etablissements Michelin SCA	2,516	325,345	2.4
Cie Plastic Omnium SA	940	28,480	0.2
Covivio	900	97,411	0.7
Credit Agricole SA	5,015	68,866	0.5
Danone SA	2,533	204,780	1.5
Dassault Systemes SE	1,246	197,320	1.5
Engie SA	17,443	258,898	1.9
Faurecia SA	6,324	321,774	2.4
Gecina SA	658	98,314	0.7
Ipsen SA	1,877	219,215	1.6
Kering SA	511	302,387	2.3
Klepierre SA	2,345	83,327	0.6
Legrand SA	6,050	444,995	3.3
L’Oreal SA	279	76,740	0.6
Orange SA	14,749	230,506	1.7

	Shares	Value	% of Basket Value

France (continued)
Publicis Groupe SA	711	$42,259	0.3%
Sanofi	294	25,651	0.2
Schneider Electric SE	1,166	98,686	0.7
TOTAL SA	14,023	779,549	5.8
Ubisoft Entertainment SA	218	20,827	0.2
Veolia Environnement SA	14,290	337,994	2.5
Vinci SA	2,240	226,232	1.7

		5,129,954

Germany
adidas AG	695	179,024	1.3
Allianz SE (Registered)	3,474	839,715	6.3
Axel Springer SE	3,104	175,809	1.3
BASF SE	1,770	144,505	1.1
Continental AG	289	47,942	0.4
Covestro AG	19,244	1,057,411	7.9
Deutsche Post AG (Registered)	7,843	272,626	2.0
Deutsche Telekom AG (Registered)	27,849	466,607	3.5
E.ON SE	2	22	0.0
Evonik Industries AG	16,673	497,733	3.7
Hannover Rueck SE	715	107,972	0.8
HeidelbergCement AG	1,247	100,907	0.8
HUGO BOSS AG	2,226	155,540	1.2
LEG Immobilien AG	628	73,275	0.5
MTU Aero Engines AG	909	214,460	1.6
Muenchener Rueckversicherungs- Gesellschaft AG (Registered)	516	128,409	1.0
Nemetschek SE	3,657	676,546	5.1
ProSiebenSat.1 Media SE	1,568	24,788	0.2
TUI AG	6,086	67,770	0.5
Volkswagen AG	868	155,630	1.2

		5,386,691

Ireland
AerCap Holdings NV	3,838	190,518	1.4

Italy
Assicurazioni Generali SpA	22,557	437,652	3.3
Enel SpA	36,485	231,029	1.7
Eni SpA	19,925	339,545	2.5
Moncler SpA	350	14,390	0.1
Poste Italiane SpA	6,489	69,351	0.5
Recordati SpA	2,120	85,664	0.7
Telecom Italia SpA	50,474	28,254	0.2

		1,205,885

Japan
AGC, Inc.	1,800	61,412	0.5
Ajinomoto Co., Inc.	3,900	63,100	0.5
Asahi Kasei Corp.	5,800	59,777	0.4
Astellas Pharma, Inc.	32,300	437,467	3.3
Bandai Namco Holdings, Inc.	600	28,765	0.2
Bridgestone Corp.	17,000	674,397	5.0
Canon, Inc.	9,900	274,706	2.1
Central Japan Railway Co.	700	150,528	1.1
CyberAgent, Inc.	2,100	84,177	0.6
Daikin Industries Ltd.	100	12,732	0.1
Daiwa House Industry Co. Ltd.	500	14,015	0.1
Denso Corp.	200	8,739	0.1
Dentsu, Inc.	1,700	69,564	0.5
East Japan Railway Co.	2,600	245,029	1.8
Eisai Co. Ltd.	1,100	64,054	0.5
Fuji Electric Co. Ltd.	9,400	333,239	2.5
Fujitsu Ltd.	8,700	638,707	4.8
Hitachi High-Technologies Corp.	100	4,457	0.0
Hitachi Ltd.	7,300	242,785	1.8

8

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

Japan (continued)
Hoshizaki Corp.	1,200	$77,799	0.6%
Hoya Corp.	7,300	515,582	3.9
Isuzu Motors Ltd.	6,500	93,618	0.7
Japan Airlines Co. Ltd.	15,000	489,201	3.7
Japan Tobacco, Inc.	7,000	161,753	1.2
JFE Holdings, Inc.	7,500	129,059	1.0
Kajima Corp.	30,700	455,652	3.4
Kikkoman Corp.	4,900	228,169	1.7
Kirin Holdings Co. Ltd.	8,100	184,263	1.4
Konami Holdings Corp.	900	40,982	0.3
Kuraray Co. Ltd.	2,000	26,872	0.2
Marubeni Corp.	9,400	67,357	0.5
Mazda Motor Corp.	7,600	89,946	0.7
Mitsubishi Chemical Holdings Corp.	17,700	126,195	0.9
Mitsubishi Electric Corp.	14,800	211,787	1.6
Mitsubishi Estate Co. Ltd.	1,400	23,674	0.2
Mitsubishi Heavy Industries Ltd.	7,500	312,563	2.3
Mitsui & Co. Ltd.	4,500	72,786	0.5
Mitsui Chemicals, Inc.	2,500	61,455	0.5
MS&AD Insurance Group Holdings, Inc.	15,800	491,122	3.7
Nikon Corp.	19,700	274,732	2.1
Nippon Telegraph & Telephone Corp.	800	33,287	0.2
Nissan Chemical Corp.	900	40,096	0.3
Nissan Motor Co. Ltd.	18,300	146,913	1.1
NSK Ltd.	4,800	49,890	0.4
NTT DOCOMO, Inc.	5,800	125,950	0.9
Obayashi Corp.	6,000	58,984	0.4
Oji Holdings Corp.	8,600	51,604	0.4
ORIX Corp.	13,700	194,072	1.4
Otsuka Holdings Co. Ltd.	200	7,150	0.1
Panasonic Corp.	1,600	14,733	0.1
Pola Orbis Holdings, Inc.	2,000	63,132	0.5
Recruit Holdings Co. Ltd.	3,300	99,376	0.7
Ryohin Keikaku Co. Ltd.	300	57,223	0.4
Secom Co. Ltd.	100	8,413	0.1
Sekisui Chemical Co. Ltd.	19,700	316,254	2.4
Shimadzu Corp.	6,600	177,034	1.3
Shionogi & Co. Ltd.	6,300	368,002	2.7
Showa Denko KK	1,900	64,866	0.5
Sompo Holdings, Inc.	13,200	498,210	3.7
Sony Corp.	1,900	95,699	0.7
Sony Financial Holdings, Inc.	3,200	65,795	0.5
Subaru Corp.	4,600	112,723	0.8
Sumitomo Chemical Co. Ltd.	23,900	119,237	0.9
Sumitomo Corp.	10,500	150,495	1.1
Sumitomo Mitsui Financial Group, Inc.	4,400	159,923	1.2
Suzuki Motor Corp.	500	22,817	0.2
Taisei Corp.	1,000	44,000	0.3
Tokio Marine Holdings, Inc.	3,800	192,528	1.4
Tokyo Gas Co. Ltd.	3,300	83,959	0.6
Toshiba Corp.	12,900	429,848	3.2
Toyota Tsusho Corp.	1,500	49,824	0.4
Trend Micro, Inc.	900	44,993	0.3
Yokogawa Electric Corp.	5,400	113,082	0.8

		11,662,329

Luxembourg
ArcelorMittal	3,406	74,101	0.5
Tenaris SA	31,809	440,931	3.3

		515,032

	Shares	Value	% of Basket Value

Netherlands
Akzo Nobel NV	756	$64,234	0.5%
ASR Nederland NV	7,399	329,211	2.4
Heineken NV	2,134	230,701	1.7
ING Groep NV	22,684	289,448	2.2
Koninklijke Ahold Delhaize NV	1,000	24,102	0.2
Koninklijke DSM NV	1,746	199,693	1.5
Koninklijke Philips NV	6,467	277,717	2.1
Randstad NV	3,536	202,228	1.5
Royal Dutch Shell plc	13,454	430,123	3.2
Wolters Kluwer NV	1,903	132,825	1.0

		2,180,282

Norway
DNB ASA	6,525	125,471	0.9
Equinor ASA	14,489	322,983	2.4
Salmar ASA	510	23,197	0.2
Telenor ASA	14,596	293,407	2.2

		765,058

Portugal
Galp Energia SGPS SA	9,070	152,070	1.1

Puerto Rico
Popular, Inc.	4,597	265,293	2.0

Singapore
Mapletree Industrial Trust	17,100	25,922	0.2

South Africa
Anglo American plc	4,182	108,522	0.8
Mondi plc	3,322	73,002	0.6

		181,524

Spain
Amadeus IT Group SA	3,395	270,570	2.0
Banco Bilbao Vizcaya Argentaria SA	17,515	106,506	0.8
Banco Santander SA	14,089	71,422	0.5
Bankinter SA	8,928	71,363	0.5
Cia de Distribucion Integral Logista Holdings SA	54	1,281	0.0
Endesa SA	9,668	241,201	1.8
Iberdrola SA	3,837	34,868	0.3
Red Electrica Corp. SA	9,586	198,947	1.5
Repsol SA	8,174	138,702	1.0
Telefonica SA	23,307	194,319	1.5

		1,329,179

Sweden
Alfa Laval AB	2,763	64,134	0.5
Atlas Copco AB	3,587	111,966	0.8
Boliden AB	2,650	78,864	0.6
Electrolux AB	3,097	75,902	0.6
Investor AB	1,711	81,600	0.6
Sandvik AB	17,880	331,109	2.5
Skanska AB	21,917	381,667	2.8
SKF AB	10,376	192,599	1.4
Svenska Cellulosa AB SCA	2,356	20,567	0.2
Swedbank AB	4,483	73,249	0.5
Swedish Match AB	13,993	682,293	5.1
Volvo AB	12,468	199,818	1.5

		2,293,768

Switzerland
ABB Ltd. (Registered)	11,121	228,745	1.7
Adecco Group AG (Registered)	2,440	140,185	1.0
Alcon, Inc.	322	18,544	0.1
Coca-Cola HBC AG	1,007	36,066	0.3

9

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

Switzerland (continued)
Geberit AG (Registered)	88	$36,899	0.3%
Kuehne + Nagel International AG (Registered)	2,537	368,765	2.8
Logitech International SA (Registered)	3,256	127,590	1.0
Nestle SA (Registered)	6,025	580,073	4.3
Novartis AG (Registered)	1,612	132,087	1.0
Partners Group Holding AG	228	171,972	1.3
Roche Holding AG	4,711	1,243,060	9.3
Schindler Holding AG	281	60,731	0.5
SGS SA (Registered)	167	440,638	3.3
Sonova Holding AG (Registered)	1,224	247,226	1.8
Straumann Holding AG (Registered)	169	136,581	1.0
Swiss Life Holding AG (Registered)	338	158,903	1.2
Swiss Re AG	548	52,760	0.4
Swisscom AG (Registered)	780	363,444	2.7

		4,544,269

United Kingdom
3i Group plc	21,753	304,377	2.3
Associated British Foods plc	12,567	419,768	3.1
Auto Trader Group plc	14,390	106,376	0.8
Aviva plc	96,218	540,373	4.0
Barratt Developments plc	14,094	110,875	0.8
Berkeley Group Holdings plc	603	29,581	0.2
British Land Co. plc (The)	17,297	134,202	1.0
Burberry Group plc	8,359	220,318	1.6
Centrica plc	41,067	57,090	0.4
Compass Group plc	13,609	309,657	2.3
Diageo plc	2,796	117,873	0.9
Direct Line Insurance Group plc	22,861	98,372	0.7
Experian plc	8,442	245,737	1.8
GlaxoSmithKline plc	7,085	145,549	1.1
Halma plc	5,099	119,978	0.9
Imperial Brands plc	4,290	136,500	1.0
InterContinental Hotels Group plc	1,387	89,836	0.7
ITV plc	28,412	50,733	0.4
J Sainsbury plc	16,668	48,425	0.4
Kingfisher plc	27,418	94,542	0.7
Land Securities Group plc	29,811	359,280	2.7
Legal & General Group plc	197,807	719,331	5.4
Lloyds Banking Group plc	852,610	697,294	5.2
Marks & Spencer Group plc	74,684	278,591	2.1
Meggitt plc	13,425	95,530	0.7
Next plc	2,032	152,997	1.1
Pearson plc	6,523	70,663	0.5
Persimmon plc	11,561	337,730	2.5
Royal Mail plc	73,189	241,494	1.8
Sage Group plc (The)	7,641	72,430	0.5
Schroders plc	2,115	87,533	0.7
Segro plc	2,223	19,697	0.1
Severn Trent plc	986	26,246	0.2
Smith & Nephew plc	5,298	102,424	0.8
SSE plc	6,875	102,868	0.8
Taylor Wimpey plc	29,666	70,332	0.5
Unilever NV	1,146	69,338	0.5
Unilever plc	3,492	211,668	1.6
Vodafone Group plc	128,543	238,431	1.8
Wm Morrison Supermarkets plc	870	2,452	0.0

		7,336,491

United States
AbbVie, Inc.	4,277	339,551	2.5
Accenture plc	2,016	368,263	2.7
Acuity Brands, Inc.	1,706	249,639	1.9

	Shares	Value	% of Basket Value

United States (continued)
Adobe Systems, Inc.	1,387	$401,190	3.0%
Advance Auto Parts, Inc.	106	17,630	0.1
AES Corp.	5,199	89,007	0.7
Aflac, Inc.	7,850	395,483	3.0
Agilent Technologies, Inc.	3,053	239,661	1.8
AGNC Investment Corp.	1,055	18,768	0.1
Air Products & Chemicals, Inc.	242	49,801	0.4
Akamai Technologies, Inc.	4,042	323,603	2.4
Alliance Data Systems Corp.	686	109,829	0.8
Allison Transmission Holdings, Inc.	6,854	321,178	2.4
Allstate Corp. (The)	1,310	129,769	1.0
Ally Financial, Inc.	6,943	206,277	1.5
Alphabet, Inc.	145	172,330	1.3
Ameren Corp.	4,822	350,897	2.6
American Electric Power Co., Inc.	3,828	327,485	2.4
American Express Co.	3,322	389,438	2.9
American Financial Group, Inc.	2,713	280,877	2.1
Ameriprise Financial, Inc.	1,004	147,357	1.1
AMETEK, Inc.	382	33,681	0.2
Amgen, Inc.	2,098	376,213	2.8
Annaly Capital Management, Inc.	7,465	75,322	0.6
ANSYS, Inc.	353	69,117	0.5
AO Smith Corp.	688	36,168	0.3
Apartment Investment & Management Co.	14	691	0.0
Applied Materials, Inc.	174	7,668	0.1
Aspen Technology, Inc.	642	78,266	0.6
Athene Holding Ltd.	7,066	319,101	2.4
Automatic Data Processing, Inc.	2,611	429,222	3.2
AvalonBay Communities, Inc.	2,310	464,148	3.5
Avery Dennison Corp.	789	87,303	0.7
AXA Equitable Holdings, Inc.	11,390	258,439	1.9
Baxter International, Inc.	381	29,070	0.2
Best Buy Co., Inc.	5,521	410,818	3.1
Biogen, Inc.	3,818	875,238	6.5
Boeing Co. (The)	286	108,019	0.8
Booz Allen Hamilton Holding Corp.	4,707	279,078	2.1
BorgWarner, Inc.	6,029	251,831	1.9
Bristol-Myers Squibb Co.	3,896	180,891	1.3
Broadridge Financial Solutions, Inc.	2,537	299,696	2.2
Brunswick Corp.	1,941	99,399	0.7
Burlington Stores, Inc.	644	108,778	0.8
Cadence Design Systems, Inc.	8,524	591,395	4.4
Capital One Financial Corp.	467	43,352	0.3
Carnival Corp.	219	12,014	0.1
CBRE Group, Inc.	874	45,509	0.3
CBS Corp. (Non-Voting)	2,380	122,023	0.9
CDK Global, Inc.	545	32,874	0.2
CDW Corp.	1,841	194,410	1.5
Celanese Corp.	1,588	171,329	1.3
Celgene Corp.	1,530	144,830	1.1
CenterPoint Energy, Inc.	1,768	54,808	0.4
CH Robinson Worldwide, Inc.	2,267	183,627	1.4
Chemours Co. (The)	3,876	139,575	1.0
Chevron Corp.	4,063	487,804	3.6
Cintas Corp.	115	24,971	0.2
Cisco Systems, Inc.	4,721	264,140	2.0
CIT Group, Inc.	1,191	63,445	0.5
Citizens Financial Group, Inc.	5,940	215,028	1.6
Citrix Systems, Inc.	2,697	272,289	2.0
Clorox Co. (The)	464	74,115	0.6
CMS Energy Corp.	2,237	124,265	0.9
Colgate-Palmolive Co.	600	43,674	0.3
Columbia Sportswear Co.	737	73,678	0.5

10

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

United States (continued)
Comerica, Inc.	2,747	$215,887	1.6%
Commerce Bancshares, Inc.	1,341	81,037	0.6
ConocoPhillips	12,359	780,100	5.8
Consolidated Edison, Inc.	258	22,229	0.2
Corning, Inc.	5,630	179,316	1.3
Costco Wholesale Corp.	145	35,602	0.3
Crane Co.	3,409	289,935	2.2
CSX Corp.	1,600	127,408	0.9
Cullen/Frost Bankers, Inc.	436	44,337	0.3
Cummins, Inc.	1,845	306,805	2.3
Curtiss-Wright Corp.	1,678	191,191	1.4
Cypress Semiconductor Corp.	2,823	48,499	0.4
Danaher Corp.	187	24,766	0.2
Darden Restaurants, Inc.	818	96,197	0.7
Devon Energy Corp.	9,002	289,324	2.2
Discover Financial Services	494	40,256	0.3
Donaldson Co., Inc.	1,275	68,264	0.5
Dover Corp.	1,930	189,217	1.4
DTE Energy Co.	2,971	373,484	2.8
Duke Realty Corp.	2,561	79,698	0.6
E*TRADE Financial Corp.	3,348	169,610	1.3
East West Bancorp, Inc.	1,645	84,685	0.6
Eastman Chemical Co.	2,218	174,956	1.3
Eaton Corp. plc	779	64,517	0.5
eBay, Inc.	1,702	65,952	0.5
Eli Lilly & Co.	2,125	248,710	1.9
Emerson Electric Co.	261	18,528	0.1
Encompass Health Corp.	7,290	469,841	3.5
Entergy Corp.	700	67,830	0.5
Equity LifeStyle Properties, Inc.	843	98,378	0.7
Equity Residential	686	52,424	0.4
Essex Property Trust, Inc.	159	44,918	0.3
Estee Lauder Cos., Inc. (The)	1,074	184,524	1.4
Everest Re Group Ltd.	260	61,230	0.5
Exelon Corp.	4,839	246,547	1.8
Expeditors International of Washington, Inc.	1,791	142,241	1.1
Extra Space Storage, Inc.	835	86,581	0.6
Exxon Mobil Corp.	2,910	233,615	1.7
F5 Networks, Inc.	55	8,629	0.1
Fastenal Co.	1,285	90,657	0.7
Federal Realty Investment Trust	272	36,407	0.3
Ferguson plc	52	3,701	0.0
Fidelity National Information Services, Inc.	1,805	209,254	1.6
Fifth Third Bancorp	1,137	32,768	0.2
FLIR Systems, Inc.	1,107	58,605	0.4
Foot Locker, Inc.	3,061	175,120	1.3
Fortinet, Inc.	1,228	114,720	0.9
Franklin Resources, Inc.	1,062	36,735	0.3
Gaming and Leisure Properties, Inc.	300	12,114	0.1
Garmin Ltd.	2,323	199,174	1.5
Gilead Sciences, Inc.	2,464	160,259	1.2
Graco, Inc.	3,204	164,205	1.2
H&R Block, Inc.	2,900	78,909	0.6
Haemonetics Corp.	1,289	112,504	0.8
Hartford Financial Services Group, Inc. (The)	3,914	204,741	1.5
HD Supply Holdings, Inc.	826	37,740	0.3
Helmerich & Payne, Inc.	623	36,458	0.3
Hershey Co. (The)	2,435	304,010	2.3
Hewlett Packard Enterprise Co.	11,494	181,720	1.4
HollyFrontier Corp.	4,037	192,686	1.4
Home Depot, Inc. (The)	1,862	379,289	2.8

	Shares	Value	% of Basket Value

United States (continued)
Honeywell International, Inc.	1,487	$258,188	1.9%
Host Hotels & Resorts, Inc.	5,446	104,781	0.8
HP, Inc.	14,738	294,023	2.2
Humana, Inc.	323	82,497	0.6
Huntington Ingalls Industries, Inc.	520	115,742	0.9
Huntsman Corp.	3,695	82,177	0.6
IAC/InterActiveCorp	354	79,593	0.6
ICU Medical, Inc.	93	21,158	0.2
IDEX Corp.	166	26,006	0.2
IDEXX Laboratories, Inc.	323	74,936	0.6
Illinois Tool Works, Inc.	69	10,738	0.1
Ingersoll-Rand plc	544	66,700	0.5
Ingredion, Inc.	567	53,723	0.4
Intel Corp.	1,207	61,605	0.5
International Business Machines Corp.	145	20,339	0.2
International Paper Co.	3,734	174,789	1.3
Interpublic Group of Cos., Inc. (The)	2,806	64,538	0.5
Intuit, Inc.	871	218,673	1.6
Ionis Pharmaceuticals, Inc.	1,692	125,766	0.9
Jazz Pharmaceuticals plc	880	114,198	0.9
Johnson & Johnson	2,790	393,948	2.9
Jones Lang LaSalle, Inc.	2,075	320,733	2.4
Juniper Networks, Inc.	1,739	48,292	0.4
Kellogg Co.	353	21,286	0.2
Kimco Realty Corp.	1,569	27,285	0.2
KLA-Tencor Corp.	2,179	277,779	2.1
Kohl’s Corp.	346	24,601	0.2
Kroger Co. (The)	3,017	77,778	0.6
Lam Research Corp.	801	166,151	1.2
Lamar Advertising Co.	587	48,527	0.4
Lamb Weston Holdings, Inc.	693	48,545	0.4
Lear Corp.	1,080	154,440	1.2
Lennox International, Inc.	490	133,011	1.0
Liberty Media Corp-Liberty SiriusXM	2,590	104,014	0.8
Liberty Property Trust	4,552	225,961	1.7
Lincoln Electric Holdings, Inc.	637	55,591	0.4
Lincoln National Corp.	2,703	180,344	1.3
Lowe’s Cos., Inc.	1,421	160,772	1.2
LPL Financial Holdings, Inc.	4,731	350,520	2.6
Lululemon Athletica, Inc.	203	35,799	0.3
LyondellBasell Industries NV	1,671	147,432	1.1
M&T Bank Corp.	563	95,749	0.7
Macy’s, Inc.	3,688	86,816	0.6
Madison Square Garden Co. (The)	333	104,043	0.8
ManpowerGroup, Inc.	973	93,447	0.7
Marathon Oil Corp.	7,793	132,793	1.0
Masco Corp.	791	30,896	0.2
Maxim Integrated Products, Inc.	4,796	287,760	2.1
McKesson Corp.	395	47,104	0.4
Merck & Co., Inc.	4,054	319,090	2.4
MetLife, Inc.	115	5,305	0.0
Mettler-Toledo International, Inc.	153	114,025	0.8
Microsoft Corp.	1,636	213,662	1.6
Molina Healthcare, Inc.	159	20,611	0.2
Mondelez International, Inc.	3,310	168,314	1.3
Motorola Solutions, Inc.	1,547	224,176	1.7
Murphy Oil Corp.	10,025	273,081	2.0
National Retail Properties, Inc.	1,186	62,407	0.5
NetApp, Inc.	4,725	344,216	2.6
NextEra Energy, Inc.	410	79,720	0.6
NIKE, Inc.	2,837	249,174	1.9
Nordstrom, Inc.	3,484	142,914	1.1
Norfolk Southern Corp.	446	90,993	0.7

11

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

United States (continued)
NRG Energy, Inc.	19,424	$799,686	6.0%
Nucor Corp.	3,235	184,621	1.4
Occidental Petroleum Corp.	3,522	207,375	1.5
OGE Energy Corp.	9,133	386,691	2.9
Old Dominion Freight Line, Inc.	707	105,541	0.8
Omnicom Group, Inc.	586	46,898	0.3
ON Semiconductor Corp.	2,961	68,281	0.5
Oracle Corp.	4,493	248,598	1.9
O’Reilly Automotive, Inc.	427	161,649	1.2
Oshkosh Corp.	1,324	109,349	0.8
PACCAR, Inc.	2,490	178,458	1.3
Packaging Corp. of America	488	48,390	0.4
Palo Alto Networks, Inc.	1,034	257,290	1.9
Park Hotels & Resorts, Inc.	3,878	124,406	0.9
Parker-Hannifin Corp.	587	106,294	0.8
Paychex, Inc.	977	82,371	0.6
PBF Energy, Inc.	849	28,509	0.2
Pentair plc	3,730	145,433	1.1
People’s United Financial, Inc.	1,268	21,924	0.2
PepsiCo, Inc.	1,221	156,349	1.2
Pfizer, Inc.	1,900	77,159	0.6
Philip Morris International, Inc.	1,840	159,270	1.2
Phillips 66	4,139	390,184	2.9
Pinnacle West Capital Corp.	1,951	185,872	1.4
PRA Health Sciences, Inc.	188	18,202	0.1
Progressive Corp. (The)	2,883	225,306	1.7
Prudential Financial, Inc.	3,847	406,666	3.0
PulteGroup, Inc.	3,848	121,058	0.9
Qorvo, Inc.	3,810	288,074	2.1
Quanta Services, Inc.	2,843	115,426	0.9
Quest Diagnostics, Inc.	280	26,986	0.2
Ralph Lauren Corp.	4,154	546,583	4.1
Realty Income Corp.	1,967	137,710	1.0
Red Hat, Inc.	121	22,086	0.2
Regeneron Pharmaceuticals, Inc.	59	20,245	0.1
Regions Financial Corp.	9,874	153,343	1.1
Reinsurance Group of America, Inc.	530	80,300	0.6
Reliance Steel & Aluminum Co.	1,545	142,078	1.1
Robert Half International, Inc.	3,986	247,491	1.8
Rockwell Automation, Inc.	2,550	460,811	3.4
Ross Stores, Inc.	321	31,349	0.2
S&P Global, Inc.	112	24,714	0.2
Sabre Corp.	1,008	20,926	0.2
Sealed Air Corp.	951	44,336	0.3
ServiceNow, Inc.	263	71,407	0.5
Simon Property Group, Inc.	1,332	231,368	1.7
SL Green Realty Corp.	181	15,990	0.1
Snap-on, Inc.	909	152,967	1.1
Southwest Airlines Co.	3,551	192,571	1.4
Spirit AeroSystems Holdings, Inc.	1,018	88,464	0.7
Starbucks Corp.	10,507	816,184	6.1
Steel Dynamics, Inc.	6,783	214,885	1.6
STERIS plc	368	48,201	0.4
Stryker Corp.	42	7,934	0.1
Synchrony Financial	1,866	64,694	0.5
Synopsys, Inc.	616	74,585	0.6
Synovus Financial Corp.	1,822	67,159	0.5
Sysco Corp.	1,694	119,207	0.9
Tableau Software, Inc.	183	22,291	0.2
Tapestry, Inc.	2,755	88,904	0.7
Target Corp.	958	74,168	0.6
TD Ameritrade Holding Corp.	474	24,923	0.2
Teledyne Technologies, Inc.	218	54,175	0.4
Teradyne, Inc.	3,750	183,750	1.4

	Shares	Value	% of Basket Value

United States (continued)
Texas Instruments, Inc.	3,386	$398,972	3.0%
TJX Cos., Inc. (The)	5,165	283,455	2.1
Torchmark Corp.	1,067	93,533	0.7
Toro Co. (The)	5,213	381,331	2.8
Tractor Supply Co.	195	20,183	0.1
TripAdvisor, Inc.	620	33,003	0.2
Ubiquiti Networks, Inc.	964	164,314	1.2
UDR, Inc.	603	27,105	0.2
UGI Corp.	2,393	130,442	1.0
United Continental Holdings, Inc.	443	39,365	0.3
United Parcel Service, Inc.	1,653	175,582	1.3
United Therapeutics Corp.	545	55,901	0.4
UnitedHealth Group, Inc.	896	208,831	1.6
Universal Health Services, Inc.	447	56,711	0.4
Unum Group	2,850	105,222	0.8
US Bancorp	659	35,138	0.3
Valero Energy Corp.	7	635	0.0
Varian Medical Systems, Inc.	178	24,238	0.2
VeriSign, Inc.	3,344	660,273	4.9
Verizon Communications, Inc.	385	22,018	0.2
Vertex Pharmaceuticals, Inc.	1,664	281,183	2.1
Viacom, Inc.	1,282	37,063	0.3
VMware, Inc.	1,669	340,693	2.5
Voya Financial, Inc.	692	37,984	0.3
WABCO Holdings, Inc.	823	108,998	0.8
Walgreens Boots Alliance, Inc.	1,047	56,088	0.4
Walmart, Inc.	666	68,491	0.5
Walt Disney Co. (The)	78	10,684	0.1
Waste Management, Inc.	1,272	136,536	1.0
Waters Corp.	1,052	224,644	1.7
Webster Financial Corp.	1,393	74,010	0.6
WEC Energy Group, Inc.	1,216	95,371	0.7
West Pharmaceutical Services, Inc.	617	76,378	0.6
Western Union Co. (The)	6,181	120,159	0.9
Westlake Chemical Corp.	1,648	114,948	0.9
WW Grainger, Inc.	802	226,164	1.7
Xcel Energy, Inc.	568	32,092	0.2
Xerox Corp.	1,886	62,917	0.5
YUM! BRANDS, Inc.	739	77,144	0.6
Zebra Technologies Corp.	268	56,586	0.4
Zions Bancorp	908	44,792	0.3
Zoetis, Inc.	921	93,795	0.7

		45,574,751

Total Reference Entity — Long		94,911,982

Reference Entity — Short

Australia
CSL Ltd.	(1,426)	(200,013)	(1.5)%
Fortescue Metals Group Ltd.	(49,515)	(250,210)	(1.9)
Oil Search Ltd.	(33,607)	(184,046)	(1.4)

		(634,269)

Austria
Erste Group Bank AG	(1,389)	(55,617)	(0.4)
Verbund AG	(4,638)	(230,310)	(1.7)

		(285,927)

Belgium
Anheuser-Busch InBev SA	(2,678)	(238,093)	(1.8)
KBC Group NV	(2,673)	(198,433)	(1.5)
Umicore SA	(20,776)	(806,269)	(6.0)

		(1,242,795)

12

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

Canada
Agnico Eagle Mines Ltd.	(907)	$(37,559)	(0.3)%
Cenovus Energy, Inc.	(5,448)	(54,004)	(0.4)
Enbridge, Inc.	(4,842)	(178,869)	(1.3)
Encana Corp.	(6,620)	(45,876)	(0.3)
Franco-Nevada Corp.	(2,074)	(148,603)	(1.1)

		(464,911)

Chile
Antofagasta plc	(13,154)	(156,372)	(1.2)

Denmark
Chr Hansen Holding A/S	(586)	(59,878)	(0.5)
Demant A/S	(7,475)	(236,183)	(1.8)
Drilling Co. of 1972 A/S (The)	(130)	(9,980)	(0.1)
Genmab A/S	(156)	(25,897)	(0.2)
Orsted A/S	(6,547)	(501,232)	(3.7)

		(833,170)

Finland
Elisa OYJ	(1,620)	(68,737)	(0.5)
Kone OYJ	(2,894)	(159,020)	(1.2)
Nokia OYJ	(37,698)	(198,088)	(1.5)
Nordea Bank Abp	(50,526)	(397,506)	(3.0)
Wartsila OYJ Abp	(10,027)	(160,557)	(1.2)

		(983,908)

France
Accor SA	(17,406)	(733,268)	(5.5)
Aeroports de Paris	(2,068)	(421,278)	(3.1)
Air Liquide SA	(110)	(14,634)	(0.1)
Airbus SE	(4,223)	(578,254)	(4.3)
Amundi SA	(546)	(39,283)	(0.3)
Bureau Veritas SA	(2,067)	(52,396)	(0.4)
Electricite de France SA	(3,390)	(48,958)	(0.4)
EssilorLuxottica SA	(11,130)	(1,356,063)	(10.1)
Getlink	(39,347)	(633,327)	(4.7)
Iliad SA	(1,228)	(125,105)	(0.9)
Natixis SA	(79,632)	(469,251)	(3.5)
Orpea	(291)	(35,504)	(0.3)
Remy Cointreau SA	(1,742)	(232,115)	(1.7)
Renault SA	(1,132)	(77,232)	(0.6)
Safran SA	(678)	(98,826)	(0.7)
Societe Generale SA	(1,759)	(55,781)	(0.4)
Suez	(714)	(10,030)	(0.1)
Teleperformance	(1,196)	(229,920)	(1.7)
Unibail-Rodamco-Westfield	(895)	(153,837)	(1.1)
Valeo SA	(8,853)	(322,008)	(2.4)

		(5,687,070)

Germany
Bayer AG (Registered)	(4,139)	(275,474)	(2.1)
Bayerische Motoren Werke AG	(2,528)	(215,660)	(1.6)
Carl Zeiss Meditec AG	(519)	(51,049)	(0.4)
Commerzbank AG	(56,298)	(507,436)	(3.8)
Daimler AG (Registered)	(9,090)	(596,631)	(4.5)
Delivery Hero SE	(1,357)	(62,539)	(0.5)
Deutsche Bank AG (Registered)	(57,384)	(475,855)	(3.6)
Deutsche Wohnen AG	(442)	(19,910)	(0.2)
E.ON SE	(2)	(22)	0.0
Fraport AG Frankfurt Airport Services Worldwide	(1,904)	(158,499)	(1.2)
Fresenius SE & Co. KGaA	(5,538)	(314,918)	(2.4)
Infineon Technologies AG	(1,699)	(40,276)	(0.3)
KION Group AG	(173)	(11,901)	(0.1)
METRO AG	(1,846)	(31,366)	(0.2)
SAP SE	(2,951)	(380,408)	(2.8)

	Shares	Value	% of Basket Value

Germany (continued)
Siemens AG (Registered)	(942)	$(112,948)	(0.8)%
Siemens Healthineers AG	(3,522)	(150,756)	(1.1)
thyssenkrupp AG	(5,577)	(78,628)	(0.6)
Uniper SE	(6,781)	(205,759)	(1.5)
United Internet AG (Registered)	(3,303)	(132,797)	(1.0)
Wirecard AG	(169)	(25,530)	(0.2)
Zalando SE	(1,348)	(63,410)	(0.5)

		(3,911,772)

Italy
Davide Campari-Milano SpA	(5,698)	(57,481)	(0.4)
Ferrari NV	(1,051)	(142,549)	(1.1)
Intesa Sanpaolo SpA	(21,447)	(56,192)	(0.4)
Leonardo SpA	(3,686)	(42,628)	(0.3)
Mediobanca Banca di Credito Finanziario SpA	(5,178)	(54,883)	(0.4)
Snam SpA	(75,370)	(383,700)	(2.9)

		(737,433)

Japan
Aeon Co. Ltd.	(1,100)	(20,335)	(0.2)
Asahi Group Holdings Ltd.	(1,300)	(56,684)	(0.4)
Daiichi Sankyo Co. Ltd.	(900)	(44,500)	(0.3)
Daiwa Securities Group, Inc.	(21,600)	(100,544)	(0.8)
Don Quijote Holdings Co. Ltd.	(1,700)	(109,555)	(0.8)
FamilyMart UNY Holdings Co. Ltd.	(11,800)	(314,666)	(2.4)
FANUC Corp.	(800)	(150,300)	(1.1)
Fast Retailing Co. Ltd.	(400)	(231,436)	(1.7)
Idemitsu Kosan Co. Ltd.	(600)	(19,495)	(0.1)
Inpex Corp.	(17,800)	(173,173)	(1.3)
Japan Post Bank Co. Ltd.	(2,400)	(26,425)	(0.2)
Japan Post Holdings Co. Ltd.	(14,700)	(164,635)	(1.2)
JXTG Holdings, Inc.	(4,000)	(19,461)	(0.1)
KDDI Corp.	(4,200)	(96,800)	(0.7)
Keyence Corp.	(200)	(124,959)	(0.9)
Kubota Corp.	(6,100)	(92,874)	(0.7)
Kyocera Corp.	(2,900)	(188,455)	(1.4)
Kyushu Railway Co.	(9,300)	(303,033)	(2.3)
LINE Corp.	(12,302)	(412,172)	(3.1)
M3, Inc.	(20,800)	(371,315)	(2.8)
Makita Corp.	(2,800)	(102,154)	(0.8)
MINEBEA MITSUMI, Inc.	(4,000)	(71,338)	(0.5)
Mitsubishi UFJ Financial Group, Inc.	(37,300)	(185,065)	(1.4)
Murata Manufacturing Co. Ltd.	(13,100)	(657,799)	(4.9)
NEC Corp.	(2,400)	(81,055)	(0.6)
Nidec Corp.	(1,000)	(142,839)	(1.1)
Nitori Holdings Co. Ltd.	(200)	(23,861)	(0.2)
Resona Holdings, Inc.	(12,700)	(53,913)	(0.4)
Ricoh Co. Ltd.	(2,200)	(22,257)	(0.2)
Rohm Co. Ltd.	(1,700)	(125,359)	(0.9)
Seibu Holdings, Inc.	(9,300)	(151,390)	(1.1)
SG Holdings Co. Ltd.	(4,700)	(125,861)	(0.9)
Sharp Corp.	(40,700)	(454,029)	(3.4)
Shimano, Inc.	(900)	(132,285)	(1.0)
Shin-Etsu Chemical Co. Ltd.	(900)	(85,252)	(0.6)
Shiseido Co. Ltd.	(900)	(70,792)	(0.5)
SoftBank Group Corp.	(2,600)	(275,682)	(2.1)
Sumitomo Dainippon Pharma Co. Ltd.	(2,600)	(57,442)	(0.4)
Sysmex Corp.	(800)	(45,842)	(0.3)
Takeda Pharmaceutical Co. Ltd.	(1,000)	(36,902)	(0.3)
TDK Corp.	(400)	(35,046)	(0.3)
Tokyu Corp.	(100)	(1,633)	0.0
Toray Industries, Inc.	(10,000)	(68,431)	(0.5)
TOTO Ltd.	(3,500)	(148,357)	(1.1)

13

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

Japan (continued)
Unicharm Corp.	(6,200)	$(204,611)	(1.5)%
Yaskawa Electric Corp.	(6,400)	(238,258)	(1.8)
ZOZO, Inc.	(8,000)	(142,108)	(1.1)

		(6,760,378)

Luxembourg
Eurofins Scientific SE	(108)	(49,456)	(0.4)
SES SA	(3,454)	(58,769)	(0.4)

		(108,225)

Netherlands
Aegon NV	(10,540)	(55,020)	(0.4)
Gemalto NV	(1,151)	(65,904)	(0.5)
Koninklijke Vopak NV	(4,516)	(201,653)	(1.5)
NN Group NV	(10,699)	(466,900)	(3.5)

		(789,477)

Norway
Mowi ASA	(2,075)	(45,018)	(0.3)
Norsk Hydro ASA	(75,793)	(326,447)	(2.5)
Yara International ASA	(10,067)	(455,170)	(3.4)

		(826,635)

Spain
Banco de Sabadell SA	(21,956)	(25,564)	(0.2)
Bankia SA	(162,872)	(451,100)	(3.4)
Cia de Distribucion Integral Logista Holdings SA	(54)	(1,281)	0.0
Ferrovial SA	(25,467)	(628,007)	(4.7)
Grifols SA	(3,788)	(105,273)	(0.8)
Industria de Diseno Textil SA	(1,315)	(39,816)	(0.3)
Merlin Properties Socimi SA	(6,320)	(86,208)	(0.6)
Siemens Gamesa Renewable Energy SA	(34,477)	(619,223)	(4.6)

		(1,956,472)

Sweden
Assa Abloy AB	(9,307)	(198,961)	(1.5)
Epiroc AB	(6,246)	(64,569)	(0.5)
Essity AB	(3,228)	(95,713)	(0.7)
Hexagon AB	(4,403)	(240,546)	(1.8)
Kinnevik AB	(8,035)	(234,151)	(1.7)
Skandinaviska Enskilda Banken AB	(22,933)	(218,955)	(1.6)
Svenska Handelsbanken AB	(31)	(339)	0.0
Tele2 AB	(35,896)	(479,554)	(3.6)
Telefonaktiebolaget LM Ericsson	(15,830)	(156,593)	(1.2)

		(1,689,381)

Switzerland
Barry Callebaut AG (Registered)	(43)	(78,842)	(0.6)
Cie Financiere Richemont SA (Registered)	(6,276)	(458,790)	(3.4)
Clariant AG (Registered)	(2,953)	(60,756)	(0.5)
Credit Suisse Group AG (Registered)	(14,959)	(198,938)	(1.5)
Givaudan SA (Registered)	(76)	(196,787)	(1.5)
Glencore plc	(85,237)	(338,183)	(2.5)
Julius Baer Group Ltd.	(2,798)	(135,157)	(1.0)
LafargeHolcim Ltd. (Registered)	(17,925)	(920,224)	(6.9)
Lonza Group AG (Registered)	(244)	(75,354)	(0.6)
Sika AG (Registered)	(1,352)	(207,156)	(1.5)
Swatch Group AG (The)	(232)	(70,804)	(0.5)
UBS Group AG (Registered)	(48,207)	(646,430)	(4.8)
Vifor Pharma AG	(195)	(25,465)	(0.2)

		(3,412,886)

	Shares	Value	% of Basket Value

United Arab Emirates
NMC Health plc	(1,934)	$(71,419)	(0.5)%

United Kingdom
Admiral Group plc	(5,342)	(153,872)	(1.2)
AstraZeneca plc	(1,946)	(144,977)	(1.1)
BAE Systems plc	(34,317)	(220,565)	(1.6)
BT Group plc	(49,270)	(147,022)	(1.1)
Bunzl plc	(12,343)	(372,278)	(2.8)
Cineworld Group plc	(48,461)	(201,099)	(1.5)
CNH Industrial NV	(10,271)	(111,665)	(0.8)
Croda International plc	(573)	(38,814)	(0.3)
DCC plc	(850)	(76,084)	(0.6)
DS Smith plc	(35,109)	(163,982)	(1.2)
easyJet plc	(24,770)	(375,313)	(2.8)
Hargreaves Lansdown plc	(12,997)	(383,917)	(2.9)
HSBC Holdings plc	(4,895)	(42,650)	(0.3)
Informa plc	(36,029)	(366,344)	(2.7)
Intertek Group plc	(5,453)	(381,404)	(2.8)
Johnson Matthey plc	(7,499)	(327,140)	(2.4)
Just Eat plc	(25,265)	(230,973)	(1.7)
London Stock Exchange Group plc	(319)	(20,915)	(0.2)
Melrose Industries plc	(99,459)	(263,163)	(2.0)
Micro Focus International plc	(6,999)	(177,418)	(1.3)
National Grid plc	(7,213)	(79,025)	(0.6)
Ocado Group plc	(9,010)	(160,399)	(1.2)
Reckitt Benckiser Group plc	(6,339)	(512,866)	(3.8)
RELX plc	(4,302)	(98,841)	(0.7)
Rentokil Initial plc	(50,260)	(256,136)	(1.9)
Rightmove plc	(3,354)	(23,716)	(0.2)
Rolls-Royce Holdings plc	(1,046,592)	(175,422)	(1.3)
Royal Bank of Scotland Group plc	(23,830)	(74,620)	(0.6)
RSA Insurance Group plc	(26,890)	(190,626)	(1.4)
Smiths Group plc	(2,059)	(40,994)	(0.3)
St James’s Place plc	(11,986)	(175,899)	(1.3)
Tesco plc	(83,809)	(273,438)	(2.0)
Whitbread plc	(2,755)	(160,394)	(1.2)

		(6,421,971)

United States
3M Co.	(206)	(39,039)	(0.3)
ABIOMED, Inc.	(82)	(22,748)	(0.2)
Activision Blizzard, Inc.	(762)	(36,736)	(0.3)
Advanced Micro Devices, Inc.	(14,306)	(395,275)	(3.0)
Albemarle Corp.	(3,958)	(297,087)	(2.2)
Align Technology, Inc.	(545)	(176,951)	(1.3)
Alnylam Pharmaceuticals, Inc.	(7,256)	(648,251)	(4.8)
Altria Group, Inc.	(2,206)	(119,852)	(0.9)
Amazon.com, Inc.	(50)	(96,326)	(0.7)
American Airlines Group, Inc.	(1,364)	(46,622)	(0.4)
American Campus Communities, Inc.	(2,541)	(119,935)	(0.9)
American Homes 4 Rent	(3,168)	(75,969)	(0.6)
American International Group, Inc.	(13,012)	(618,981)	(4.6)
Analog Devices, Inc.	(302)	(35,104)	(0.3)
AptarGroup, Inc.	(730)	(81,205)	(0.6)
Aqua America, Inc.	(9,921)	(387,514)	(2.9)
Aramark	(949)	(29,495)	(0.2)
Arch Capital Group Ltd.	(2,880)	(97,286)	(0.7)
Arconic, Inc.	(16,190)	(347,761)	(2.6)
Arista Networks, Inc.	(1,266)	(395,359)	(3.0)
Arrow Electronics, Inc.	(998)	(84,341)	(0.6)
Arthur J Gallagher & Co.	(3,692)	(308,725)	(2.3)
Assurant, Inc.	(239)	(22,705)	(0.2)
AT&T, Inc.	(1,880)	(58,205)	(0.4)
Autodesk, Inc.	(478)	(85,184)	(0.6)
Axalta Coating Systems Ltd.	(3,262)	(88,009)	(0.7)

14

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

United States (continued)
Baker Hughes a GE Co.	(14,018)	$(336,712)	(2.5)%
Ball Corp.	(4,373)	(262,118)	(2.0)
Bank of New York Mellon Corp. (The)	(1,168)	(58,003)	(0.4)
BB&T Corp.	(982)	(50,278)	(0.4)
Becton Dickinson and Co.	(119)	(28,648)	(0.2)
Berry Global Group, Inc.	(1,429)	(84,025)	(0.6)
BioMarin Pharmaceutical, Inc.	(1,413)	(120,854)	(0.9)
Bio-Rad Laboratories, Inc.	(555)	(167,016)	(1.2)
Bio-Techne Corp.	(306)	(62,605)	(0.5)
Black Knight, Inc.	(1,681)	(94,842)	(0.7)
Bluebird Bio, Inc.	(3,988)	(565,618)	(4.2)
Booking Holdings, Inc.	(14)	(25,970)	(0.2)
Boston Scientific Corp.	(2,408)	(89,385)	(0.7)
Bright Horizons Family Solutions, Inc.	(704)	(90,218)	(0.7)
Brown & Brown, Inc.	(2,076)	(65,913)	(0.5)
Brown-Forman Corp.	(1,743)	(92,884)	(0.7)
Bunge Ltd.	(862)	(45,177)	(0.3)
Camden Property Trust	(278)	(27,981)	(0.2)
Campbell Soup Co.	(3,655)	(141,412)	(1.1)
Carlisle Cos., Inc.	(636)	(89,943)	(0.7)
CarMax, Inc.	(2,160)	(168,178)	(1.3)
Caterpillar, Inc.	(921)	(128,406)	(1.0)
Cboe Global Markets, Inc.	(3,088)	(313,772)	(2.3)
Centene Corp.	(5,134)	(264,709)	(2.0)
CF Industries Holdings, Inc.	(562)	(25,166)	(0.2)
Charles Schwab Corp. (The)	(5,759)	(263,647)	(2.0)
Charter Communications, Inc.	(1,375)	(510,386)	(3.8)
Cheniere Energy, Inc.	(1,564)	(100,643)	(0.8)
Church & Dwight Co., Inc.	(1,036)	(77,648)	(0.6)
Cigna Corp.	(618)	(98,163)	(0.7)
Citigroup, Inc.	(15)	(1,061)	0.0
CME Group, Inc.	(503)	(89,987)	(0.7)
Cognex Corp.	(983)	(49,573)	(0.4)
Cognizant Technology Solutions Corp.	(1,516)	(110,607)	(0.8)
Conagra Brands, Inc.	(18,280)	(562,658)	(4.2)
Concho Resources, Inc.	(3,031)	(349,717)	(2.6)
Constellation Brands, Inc.	(345)	(73,026)	(0.5)
Continental Resources, Inc.	(498)	(22,903)	(0.2)
Cooper Cos., Inc. (The)	(104)	(30,152)	(0.2)
CoStar Group, Inc.	(529)	(262,516)	(2.0)
Coty, Inc.	(22,207)	(240,280)	(1.8)
Credit Acceptance Corp.	(45)	(22,330)	(0.2)
Crown Castle International Corp.	(879)	(110,561)	(0.8)
Crown Holdings, Inc.	(2,340)	(136,024)	(1.0)
Deere & Co.	(2,821)	(467,242)	(3.5)
DENTSPLY SIRONA, Inc.	(11,853)	(606,044)	(4.5)
DexCom, Inc.	(1,333)	(161,386)	(1.2)
Diamondback Energy, Inc.	(3,877)	(412,474)	(3.1)
Digital Realty Trust, Inc.	(5,964)	(702,022)	(5.2)
Discovery, Inc.	(1,409)	(40,523)	(0.3)
Dollar Tree, Inc.	(1,692)	(188,286)	(1.4)
Dominion Energy, Inc.	(3,992)	(310,857)	(2.3)
Domino’s Pizza, Inc.	(221)	(59,798)	(0.4)
DR Horton, Inc.	(2,479)	(109,844)	(0.8)
Edison International	(1,133)	(72,251)	(0.5)
Electronic Arts, Inc.	(1,619)	(153,238)	(1.1)
EPAM Systems, Inc.	(1,984)	(355,850)	(2.7)
Equifax, Inc.	(3,235)	(407,448)	(3.0)
Equinix, Inc.	(1,077)	(489,712)	(3.7)
Evergy, Inc.	(1,797)	(103,903)	(0.8)
Eversource Energy	(579)	(41,491)	(0.3)
Exact Sciences Corp.	(6,128)	(604,772)	(4.5)

	Shares	Value	% of Basket Value

United States (continued)
Facebook, Inc.	(363)	$(70,204)	(0.5)%
First Data Corp.	(8,172)	(211,328)	(1.6)
First Republic Bank	(1,210)	(127,800)	(1.0)
FleetCor Technologies, Inc.	(1,466)	(382,553)	(2.9)
Flowserve Corp.	(2,648)	(129,831)	(1.0)
FMC Corp.	(869)	(68,703)	(0.5)
Fortive Corp.	(2,829)	(244,256)	(1.8)
Freeport-McMoRan, Inc.	(24,068)	(296,277)	(2.2)
Gartner, Inc.	(2,629)	(417,932)	(3.1)
General Electric Co.	(40,344)	(410,298)	(3.1)
General Mills, Inc.	(1,121)	(57,698)	(0.4)
GoDaddy, Inc.	(550)	(44,825)	(0.3)
GrubHub, Inc.	(1,580)	(105,528)	(0.8)
Guidewire Software, Inc.	(4,435)	(472,328)	(3.5)
Halliburton Co.	(1,940)	(54,960)	(0.4)
Hanesbrands, Inc.	(120)	(2,168)	0.0
Harris Corp.	(525)	(88,463)	(0.7)
HCP, Inc.	(747)	(22,246)	(0.2)
Healthcare Trust of America, Inc.	(3,894)	(107,397)	(0.8)
Hexcel Corp.	(161)	(11,384)	(0.1)
Hologic, Inc.	(418)	(19,387)	(0.1)
Hormel Foods Corp.	(464)	(18,532)	(0.1)
Hubbell, Inc.	(763)	(97,359)	(0.7)
Hudson Pacific Properties, Inc.	(5,777)	(201,386)	(1.5)
Huntington Bancshares, Inc.	(1,610)	(22,411)	(0.2)
Illumina, Inc.	(229)	(71,448)	(0.5)
International Flavors & Fragrances, Inc.	(2,914)	(401,520)	(3.0)
Intuitive Surgical, Inc.	(123)	(62,807)	(0.5)
Invitation Homes, Inc.	(16,341)	(406,237)	(3.0)
IPG Photonics Corp.	(2,120)	(370,428)	(2.8)
IQVIA Holdings, Inc.	(793)	(110,148)	(0.8)
Iron Mountain, Inc.	(2,873)	(93,315)	(0.7)
Jacobs Engineering Group, Inc.	(1,384)	(107,869)	(0.8)
JB Hunt Transport Services, Inc.	(1,584)	(149,656)	(1.1)
Jefferies Financial Group, Inc.	(7,295)	(150,058)	(1.1)
JM Smucker Co. (The)	(1,577)	(193,388)	(1.4)
JPMorgan Chase & Co.	(1,217)	(141,233)	(1.1)
Kansas City Southern	(1,635)	(201,334)	(1.5)
Keurig Dr Pepper, Inc.	(3,055)	(88,809)	(0.7)
KeyCorp.	(2,110)	(37,031)	(0.3)
Kimberly-Clark Corp.	(342)	(43,906)	(0.3)
Kinder Morgan, Inc.	(5,095)	(101,238)	(0.8)
Kraft Heinz Co. (The)	(14,165)	(470,845)	(3.5)
L Brands, Inc.	(4,626)	(118,611)	(0.9)
L3 Technologies, Inc.	(320)	(69,946)	(0.5)
Laboratory Corp. of America Holdings	(354)	(56,612)	(0.4)
Leidos Holdings, Inc.	(2,651)	(194,795)	(1.5)
Lennar Corp.	(9,009)	(468,738)	(3.5)
Liberty Broadband Corp.	(257)	(25,368)	(0.2)
Liberty Media Corp-Liberty Formula One	(3,065)	(118,953)	(0.9)
Live Nation Entertainment, Inc.	(4,387)	(286,647)	(2.1)
LKQ Corp.	(894)	(26,909)	(0.2)
Macerich Co. (The)	(1,997)	(80,160)	(0.6)
Marathon Petroleum Corp.	(14,617)	(889,737)	(6.6)
Markel Corp.	(271)	(290,379)	(2.2)
MarketAxess Holdings, Inc.	(556)	(154,751)	(1.2)
Martin Marietta Materials, Inc.	(1,440)	(319,536)	(2.4)
Marvell Technology Group Ltd.	(19,438)	(486,339)	(3.6)
McCormick & Co., Inc. (Non-Voting)	(377)	(58,047)	(0.4)
MGM Resorts International	(5,561)	(148,089)	(1.1)
Mid-America Apartment Communities, Inc.	(2,148)	(235,013)	(1.8)

15

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

United States (continued)
Mohawk Industries, Inc.	(1,956)	$(266,505)	(2.0)%
Moody’s Corp.	(355)	(69,800)	(0.5)
Mosaic Co. (The)	(761)	(19,870)	(0.2)
National Oilwell Varco, Inc.	(3,267)	(85,399)	(0.6)
Nektar Therapeutics	(7,725)	(247,355)	(1.8)
Netflix, Inc.	(1,422)	(526,908)	(3.9)
Neurocrine Biosciences, Inc.	(626)	(45,222)	(0.3)
New Residential Investment Corp.	(13,927)	(234,113)	(1.8)
Newell Brands, Inc.	(15,489)	(222,732)	(1.7)
Newmont Goldcorp Corp.	(5,809)	(180,428)	(1.3)
NiSource, Inc.	(9,080)	(252,242)	(1.9)
Noble Energy, Inc.	(9,854)	(266,649)	(2.0)
Nordson Corp.	(367)	(53,564)	(0.4)
Nutanix, Inc.	(7,326)	(316,410)	(2.4)
NVIDIA Corp.	(133)	(24,073)	(0.2)
Old Republic International Corp.	(895)	(20,012)	(0.2)
ONEOK, Inc.	(3,720)	(252,700)	(1.9)
Paycom Software, Inc.	(239)	(48,405)	(0.4)
PerkinElmer, Inc.	(1,080)	(103,507)	(0.8)
Pioneer Natural Resources Co.	(2,128)	(354,227)	(2.6)
Post Holdings, Inc.	(2,192)	(247,214)	(1.8)
Procter & Gamble Co. (The)	(766)	(81,564)	(0.6)
Prologis, Inc.	(2,762)	(211,763)	(1.6)
PTC, Inc.	(1,215)	(109,921)	(0.8)
PVH Corp.	(178)	(22,960)	(0.2)
Regency Centers Corp.	(859)	(57,699)	(0.4)
ResMed, Inc.	(782)	(81,727)	(0.6)
Rollins, Inc.	(4,283)	(165,624)	(1.2)
Roper Technologies, Inc.	(576)	(207,187)	(1.5)
Royal Caribbean Cruises Ltd.	(3,068)	(371,044)	(2.8)
Sage Therapeutics, Inc.	(1,381)	(232,326)	(1.7)
salesforce.com, Inc.	(473)	(78,211)	(0.6)
Sarepta Therapeutics, Inc.	(2,380)	(278,317)	(2.1)
SBA Communications Corp.	(166)	(33,819)	(0.3)
Seattle Genetics, Inc.	(4,673)	(316,736)	(2.4)
Sempra Energy	(1,209)	(154,692)	(1.2)
ServiceMaster Global Holdings, Inc.	(2,502)	(122,673)	(0.9)
Sherwin-Williams Co. (The)	(48)	(21,832)	(0.2)
Signature Bank	(1,109)	(146,466)	(1.1)
Skyworks Solutions, Inc.	(863)	(76,099)	(0.6)
Splunk, Inc.	(1,949)	(269,040)	(2.0)
Square, Inc.	(1,108)	(80,685)	(0.6)
SS&C Technologies Holdings, Inc.	(4,592)	(310,695)	(2.3)
Stanley Black & Decker, Inc.	(1,481)	(217,115)	(1.6)
Starwood Property Trust, Inc.	(7,703)	(177,554)	(1.3)
State Street Corp.	(3,273)	(221,451)	(1.7)
SVB Financial Group	(285)	(71,740)	(0.5)
Symantec Corp.	(15,128)	(366,249)	(2.7)
Take-Two Interactive Software, Inc.	(1,456)	(140,984)	(1.1)
Targa Resources Corp.	(14,691)	(589,844)	(4.4)
Teleflex, Inc.	(590)	(168,846)	(1.3)
Tesla, Inc.	(768)	(183,314)	(1.4)
T-Mobile US, Inc.	(1,727)	(126,054)	(0.9)
TransUnion	(1,928)	(134,285)	(1.0)
Travelers Cos., Inc. (The)	(493)	(70,869)	(0.5)
Trimble, Inc.	(4,264)	(174,056)	(1.3)
Twitter, Inc.	(11,818)	(471,656)	(3.5)
Tyler Technologies, Inc.	(710)	(164,656)	(1.2)
United Rentals, Inc.	(627)	(88,357)	(0.7)
United Technologies Corp.	(4,279)	(610,228)	(4.6)
Vail Resorts, Inc.	(491)	(112,365)	(0.8)
Verisk Analytics, Inc.	(1,350)	(190,539)	(1.4)
VICI Properties, Inc.	(4,292)	(97,858)	(0.7)
Vistra Energy Corp.	(7,435)	(202,604)	(1.5)

	Shares	Value	% of Basket Value

United States (continued)
Vornado Realty Trust	(1,615)	$(111,661)	(0.8)%
Vulcan Materials Co.	(723)	(91,178)	(0.7)
Wabtec Corp.	(2,021)	(149,695)	(1.1)
Waste Connections, Inc.	(1,209)	(112,159)	(0.8)
Wayfair, Inc.	(5,539)	(898,149)	(6.7)
WellCare Health Plans, Inc.	(966)	(249,566)	(1.9)
Wells Fargo & Co.	(4,841)	(234,353)	(1.8)
Welltower, Inc.	(2,804)	(208,982)	(1.6)
Western Digital Corp.	(2,483)	(126,931)	(0.9)
Westrock Co.	(4,906)	(188,292)	(1.4)
WEX, Inc.	(1,429)	(300,519)	(2.2)
Weyerhaeuser Co.	(13,237)	(354,752)	(2.7)
Williams Cos., Inc. (The)	(15,467)	(438,180)	(3.3)
Workday, Inc.	(1,777)	(365,405)	(2.7)
Worldpay, Inc.	(3,473)	(407,070)	(3.0)
WR Berkley Corp.	(1,866)	(114,386)	(0.9)
Wynn Resorts Ltd.	(1,840)	(265,788)	(2.0)
XPO Logistics, Inc.	(1,253)	(85,304)	(0.6)
Xylem, Inc.	(2,488)	(207,499)	(1.6)
Zayo Group Holdings, Inc.	(8,423)	(263,556)	(2.0)
Zendesk, Inc.	(1,109)	(97,348)	(0.7)

		(44,548,487)

Total Reference Entity — Short		(81,522,958)

Net Value of Reference Entity — Bank of America NA		$13,389,024

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Citibank NA, as of April 30, 2019, expiration dates 02/24/23-02/27/23:

	Shares	Value	% of Basket Value

Reference Entity — Long

Australia
QBE Insurance Group Ltd.	9,108	83,075	0.6
Rio Tinto Ltd.	3,196	215,418	1.7

		298,493

Austria
OMV AG	3,152	169,070	1.3

Belgium
Ageas	2,268	119,853	0.9
Proximus SADP	5,448	152,583	1.1
Solvay SA	767	92,482	0.7
Telenet Group Holding NV	1,476	78,394	0.6
UCB SA	2,490	197,903	1.5

		641,215

Canada
Bank of Montreal	6,339	500,704	3.8
BCE, Inc.	2,423	108,408	0.8
Canadian Imperial Bank of Commerce	5,099	429,364	3.3
Magna International, Inc.	1,991	110,779	0.8
Thomson Reuters Corp.	2,911	180,016	1.4

		1,329,271

China
Agricultural Bank of China Ltd.	107,000	49,454	0.4
Anhui Conch Cement Co. Ltd.	58,000	354,021	2.7
ANTA Sports Products Ltd.	107,000	752,546	5.7
Bank of Communications Co. Ltd.	467,000	393,880	3.0

16

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

China (continued)
China Merchants Bank Co. Ltd.	41,000	$202,909	1.5%
China Petroleum & Chemical Corp.	324,000	249,062	1.9
China Resources Land Ltd.	14,000	60,972	0.5
China Shenhua Energy Co. Ltd.	25,000	55,337	0.4
China Telecom Corp. Ltd.	112,000	58,048	0.4
China Unicom Hong Kong Ltd.	386,000	458,326	3.5
CNOOC Ltd.	8,000	14,531	0.1
CSPC Pharmaceutical Group Ltd.	234,000	451,674	3.4
Geely Automobile Holdings Ltd.	49,000	98,705	0.8
Kunlun Energy Co. Ltd.	30,000	31,733	0.2
Sinopharm Group Co. Ltd.	21,600	84,895	0.7
Tencent Holdings Ltd.	2,800	138,005	1.1

		3,454,098

Denmark
Carlsberg A/S	1,712	221,363	1.7
Coloplast A/S	1,177	127,141	1.0
GN Store Nord A/S	8,825	452,328	3.4
Novozymes A/S	6,141	286,633	2.2
Pandora A/S	5,029	210,943	1.6

		1,298,408

Finland
Metso OYJ	1,602	59,942	0.4
Neste OYJ	1,497	49,480	0.4
Stora Enso OYJ	20,862	259,805	2.0
UPM-Kymmene OYJ	6,860	193,691	1.4

		562,918

France
Arkema SA	322	33,062	0.2
AXA SA	4,491	119,759	0.9
Carrefour SA	1,364	26,574	0.2
Cie de Saint-Gobain	1,557	63,837	0.5
Cie Generale des Etablissements Michelin SCA	1,103	142,629	1.1
Cie Plastic Omnium SA	792	23,996	0.2
Covivio	840	90,917	0.7
Danone SA	1,417	114,557	0.9
Dassault Systemes SE	389	61,603	0.5
Engie SA	2,122	31,496	0.2
Faurecia SA	3,951	201,033	1.5
Gecina SA	252	37,652	0.3
Ipsen SA	1,972	230,310	1.7
Kering SA	80	47,340	0.4
Klepierre SA	2,586	91,891	0.7
Legrand SA	493	36,262	0.3
L’Oreal SA	86	23,655	0.2
LVMH Moet Hennessy Louis Vuitton SE	260	102,080	0.8
Orange SA	1,637	25,584	0.2
Publicis Groupe SA	2,451	145,678	1.1
Sanofi	55	4,799	0.0
Schneider Electric SE	2,103	177,989	1.3
Thales SA	910	108,724	0.8
TOTAL SA	1,902	105,734	0.8
Ubisoft Entertainment SA	1,626	155,345	1.2
Veolia Environnement SA	3,007	71,123	0.5
Vinci SA	251	25,350	0.2

		2,298,979

Germany
adidas AG	2,354	606,362	4.6
Allianz SE (Registered)	743	179,594	1.4
BASF SE	415	33,881	0.3
Brenntag AG	761	41,021	0.3

	Shares	Value	% of Basket Value

Germany (continued)
Continental AG	372	$61,711	0.5%
Covestro AG	166	9,121	0.1
Deutsche Lufthansa AG (Registered)	13,941	337,285	2.6
Deutsche Post AG (Registered)	661	22,977	0.2
Deutsche Telekom AG (Registered)	7,364	123,383	0.9
Evonik Industries AG	7,715	230,313	1.7
Fresenius Medical Care AG & Co. KGaA	1,843	155,334	1.2
Hannover Rueck SE	2,560	386,585	2.9
HOCHTIEF AG	2,601	388,872	2.9
HUGO BOSS AG	1,868	130,525	1.0
LEG Immobilien AG	125	14,585	0.1
Merck KGaA	382	40,718	0.3
MTU Aero Engines AG	127	29,963	0.2
Muenchener Rueckversicherungs- Gesellschaft AG (Registered)	2,517	626,365	4.7
Nemetschek SE	294	54,390	0.4
ProSiebenSat.1 Media SE	1,067	16,868	0.1
Puma SE	341	210,930	1.6
RWE AG	4,542	116,502	0.9
TUI AG	2,266	25,233	0.2
Volkswagen AG	477	85,525	0.7

		3,928,043

Hong Kong
CK Asset Holdings Ltd.	28,500	229,155	1.7
CK Hutchison Holdings Ltd.	24,500	257,591	1.9
Hang Seng Bank Ltd.	8,800	231,208	1.8
Link REIT	13,500	157,733	1.2
Power Assets Holdings Ltd.	23,500	163,917	1.2
Sino Biopharmaceutical Ltd.	763,500	735,088	5.6
Sun Hung Kai Properties Ltd.	9,000	155,325	1.2

		1,930,017

Italy
Assicurazioni Generali SpA	5,605	108,748	0.8
Eni SpA	22,055	375,842	2.9
Moncler SpA	1,625	66,811	0.5
Poste Italiane SpA	3,829	40,922	0.3
Recordati SpA	237	9,577	0.1
Telecom Italia SpA	82,781	46,339	0.4
Terna Rete Elettrica Nazionale SpA	11,360	68,150	0.5

		716,389

Japan
AGC, Inc.	2,100	71,647	0.5
Aisin Seiki Co. Ltd.	1,700	65,764	0.5
Ajinomoto Co., Inc.	7,200	116,493	0.9
Bridgestone Corp.	1,000	39,670	0.3
Canon, Inc.	7,000	194,237	1.5
Central Japan Railway Co.	2,000	430,079	3.3
Daikin Industries Ltd.	200	25,464	0.2
Daito Trust Construction Co. Ltd.	1,300	174,074	1.3
Daiwa House Industry Co. Ltd.	2,800	78,483	0.6
Denso Corp.	1,600	69,912	0.5
East Japan Railway Co.	300	28,273	0.2
Fuji Electric Co. Ltd.	23,600	836,644	6.3
FUJIFILM Holdings Corp.	100	4,672	0.0
Fujitsu Ltd.	1,800	132,146	1.0
Hitachi High-Technologies Corp.	4,900	218,403	1.7
Hitachi Ltd.	3,700	123,056	0.9
Hoshizaki Corp.	500	32,416	0.2
Hoya Corp.	3,100	218,946	1.7
Isuzu Motors Ltd.	2,000	28,805	0.2
Japan Airlines Co. Ltd.	1,400	45,659	0.3
JFE Holdings, Inc.	4,500	77,435	0.6

17

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

Japan (continued)
Kajima Corp.	11,500	$170,684	1.3%
Kao Corp.	1,800	138,955	1.0
Konami Holdings Corp.	6,600	300,536	2.3
Marubeni Corp.	9,100	65,207	0.5
Mazda Motor Corp.	3,000	35,505	0.3
MEIJI Holdings Co. Ltd.	500	39,413	0.3
Mitsubishi Chemical Holdings Corp.	24,600	175,389	1.3
Mitsubishi Electric Corp.	2,200	31,482	0.2
Mitsubishi Heavy Industries Ltd.	2,500	104,188	0.8
Mitsui Chemicals, Inc.	2,900	71,288	0.5
MS&AD Insurance Group Holdings, Inc.	13,700	425,847	3.2
Nikon Corp.	11,900	165,955	1.3
Nissan Motor Co. Ltd.	5,900	47,365	0.4
NSK Ltd.	14,100	146,551	1.1
NTT DOCOMO, Inc.	8,400	182,411	1.4
Obayashi Corp.	19,100	187,765	1.4
Oji Holdings Corp.	5,100	30,602	0.2
Omron Corp.	1,500	80,571	0.6
Otsuka Holdings Co. Ltd.	2,900	103,674	0.8
Panasonic Corp.	8,200	75,507	0.6
Pigeon Corp.	1,300	55,660	0.4
Pola Orbis Holdings, Inc.	5,800	183,082	1.4
Recruit Holdings Co. Ltd.	4,000	120,455	0.9
Ryohin Keikaku Co. Ltd.	100	19,074	0.1
Secom Co. Ltd.	1,200	100,958	0.8
Seiko Epson Corp.	2,400	38,494	0.3
Sekisui Chemical Co. Ltd.	5,400	86,689	0.7
Shimadzu Corp.	3,200	85,835	0.6
Shionogi & Co. Ltd.	1,100	64,254	0.5
Showa Denko KK	6,300	215,082	1.6
Sompo Holdings, Inc.	6,800	256,654	1.9
Sony Corp.	5,400	271,988	2.1
Subaru Corp.	1,500	36,757	0.3
Sumitomo Chemical Co. Ltd.	17,000	84,813	0.6
Sumitomo Corp.	12,100	173,427	1.3
Sumitomo Mitsui Financial Group, Inc.	5,300	192,635	1.5
Sumitomo Realty & Development Co. Ltd.	600	22,182	0.2
Suzuki Motor Corp.	3,500	159,718	1.2
T&D Holdings, Inc.	4,100	44,407	0.3
Taisei Corp.	1,500	66,000	0.5
Tokio Marine Holdings, Inc.	4,500	227,994	1.7
Tokyo Gas Co. Ltd.	3,100	78,871	0.6
Trend Micro, Inc.	900	44,993	0.3
Welcia Holdings Co. Ltd.	700	27,592	0.2
West Japan Railway Co.	1,200	89,249	0.7
Yokogawa Electric Corp.	15,700	328,775	2.5

		8,666,811

Luxembourg
ArcelorMittal	11,339	246,692	1.9

Macau
Sands China Ltd.	22,400	123,293	0.9

Netherlands
Akzo Nobel NV	968	82,247	0.6
ASR Nederland NV	8,267	367,832	2.8
EXOR NV	2,726	181,777	1.4
Heineken NV	1,150	124,323	0.9
ING Groep NV	9,206	117,469	0.9
Koninklijke Ahold Delhaize NV	5,125	123,521	0.9
Koninklijke DSM NV	1,372	156,918	1.2
Koninklijke Philips NV	1,086	46,637	0.4

	Shares	Value	% of Basket Value

Netherlands (continued)
Randstad NV	2,279	$130,339	1.0%
Royal Dutch Shell plc	19,683	628,437	4.8
Wolters Kluwer NV	2,390	166,816	1.3

		2,126,316

Norway
DNB ASA	5,122	98,492	0.7
Equinor ASA	27,169	605,642	4.6
Salmar ASA	603	27,427	0.2
Telenor ASA	1,162	23,358	0.2

		754,919

Puerto Rico
Popular, Inc.	1,020	58,864	0.4

South Africa
Anglo American plc	8,273	214,682	1.6
Mondi plc	2,952	64,871	0.5

		279,553

South Korea
Hana Financial Group, Inc.	1,939	61,157	0.5
HDC Holdings Co. Ltd.	71	1,047	0.0
Hyundai Engineering & Construction Co. Ltd.	578	26,006	0.2
KB Financial Group, Inc.	3,044	120,193	0.9
Kia Motors Corp.	15,218	589,909	4.5
KT&G Corp.	184	16,095	0.1
LG Household & Health Care Ltd.	52	63,363	0.5
LG Uplus Corp.	9,318	114,138	0.9
NCSoft Corp.	142	63,948	0.5
POSCO	1,946	425,948	3.2
Samsung C&T Corp.	1,068	93,874	0.7
Samsung Electro-Mechanics Co. Ltd.	1,077	100,385	0.8
Samsung Electronics Co. Ltd.	16,360	643,230	4.9
Samsung SDS Co. Ltd.	576	107,109	0.8
Shinhan Financial Group Co. Ltd.	3,452	130,468	1.0
SK Holdings Co. Ltd.	918	201,879	1.5
SK Hynix, Inc.	8,528	577,096	4.4
SK Telecom Co. Ltd.	2,629	557,626	4.2
Woori Financial Group, Inc.	7,585	89,930	0.7

		3,983,401

Spain
ACS Actividades de Construccion y Servicios SA	2,566	118,001	0.9
Aena SME SA	162	30,078	0.2
Amadeus IT Group SA	1,429	113,887	0.9
Banco Santander SA	26,486	134,267	1.0
Bankinter SA	2,252	18,001	0.1
CaixaBank SA	11,019	35,123	0.3
Endesa SA	1,759	43,884	0.3
Red Electrica Corp. SA	2,392	49,643	0.4
Repsol SA	31,195	529,338	4.0
Telefonica SA	30,083	250,812	1.9

		1,323,034

Sweden
Alfa Laval AB	1,420	32,960	0.2
Atlas Copco AB	3,727	116,336	0.9
Hennes & Mauritz AB	3,490	60,897	0.5
Sandvik AB	16,625	307,868	2.3
SKF AB	4,472	83,009	0.6
Svenska Cellulosa AB SCA	14,455	126,190	1.0
Swedbank AB	3,845	62,824	0.5
Swedish Match AB	137	6,680	0.1

18

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

Sweden (continued)
Volvo AB	6,927	$111,015	0.8%

		907,779

Switzerland
Adecco Group AG (Registered)	933	53,604	0.4
Alcon, Inc.	502	28,909	0.2
Baloise Holding AG (Registered)	1,740	298,308	2.3
Geberit AG (Registered)	75	31,448	0.2
Kuehne + Nagel International AG (Registered)	2,265	329,229	2.5
Logitech International SA (Registered)	8,124	318,347	2.4
Novartis AG (Registered)	2,510	205,670	1.6
Partners Group Holding AG	192	144,819	1.1
Roche Holding AG	690	182,066	1.4
SGS SA (Registered)	108	284,963	2.2
Sonova Holding AG (Registered)	103	20,804	0.2
Straumann Holding AG (Registered)	153	123,650	0.9
Swiss Life Holding AG (Registered)	437	205,446	1.6
Zurich Insurance Group AG	1,057	336,938	2.5

		2,564,201

Taiwan
Catcher Technology Co. Ltd.	36,000	285,420	2.2
CTBC Financial Holding Co. Ltd.	584,000	400,070	3.0
Formosa Chemicals & Fibre Corp.	86,000	309,458	2.3
Formosa Plastics Corp.	50,000	181,456	1.4
Globalwafers Co. Ltd.	19,000	208,273	1.6
Taiwan Semiconductor Manufacturing Co. Ltd.	64,000	537,346	4.1
United Microelectronics Corp.	2,722,000	1,186,923	9.0
Yageo Corp.	55,000	545,590	4.1

		3,654,536

United Kingdom
3i Group plc	5,820	81,436	0.6
Associated British Foods plc	2,586	86,379	0.7
Aviva plc	26,524	148,962	1.1
Barratt Developments plc	2,310	18,172	0.1
Berkeley Group Holdings plc	2,611	128,087	1.0
BP plc	5,725	41,631	0.3
British Land Co. plc (The)	693	5,377	0.0
Burberry Group plc	2,535	66,815	0.5
Centrica plc	17,806	24,753	0.2
Compass Group plc	4,002	91,061	0.7
Diageo plc	4,138	174,449	1.3
Direct Line Insurance Group plc	5,460	23,495	0.2
Experian plc	3,243	94,400	0.7
GlaxoSmithKline plc	11,077	227,557	1.7
Imperial Brands plc	6,445	205,068	1.5
InterContinental Hotels Group plc	6,646	430,462	3.3
ITV plc	20,945	37,400	0.3
J Sainsbury plc	56,001	162,696	1.2
Land Securities Group plc	26,739	322,257	2.4
Legal & General Group plc	51,524	187,369	1.4
Lloyds Banking Group plc	576,407	471,406	3.6
Marks & Spencer Group plc	27,886	104,022	0.8
Meggitt plc	5,558	39,550	0.3
Next plc	706	53,157	0.4
Pearson plc	24,190	262,048	2.0
Persimmon plc	701	20,478	0.2
Royal Mail plc	18,500	61,042	0.5
Sage Group plc (The)	9,435	89,436	0.7
Schroders plc	701	29,012	0.2
Severn Trent plc	880	23,424	0.2
Smith & Nephew plc	15,926	307,889	2.3

	Shares	Value	% of Basket Value

United Kingdom (continued)
SSE plc	3,519	$52,653	0.4%
Taylor Wimpey plc	142,367	337,525	2.6
Unilever plc	1,529	92,680	0.7
United Utilities Group plc	2,173	23,573	0.2
Vodafone Group plc	50,173	93,065	0.7
Wm Morrison Supermarkets plc	21,361	60,209	0.5

		4,678,995

United States
AbbVie, Inc.	2,311	183,470	1.4
Accenture plc	572	104,487	0.8
Acuity Brands, Inc.	172	25,169	0.2
Adobe Systems, Inc.	296	85,618	0.6
Advance Auto Parts, Inc.	717	119,251	0.9
AES Corp.	4,105	70,278	0.5
Aflac, Inc.	8,368	421,580	3.2
Agilent Technologies, Inc.	1,872	146,952	1.1
AGNC Investment Corp.	2,002	35,616	0.3
Air Products & Chemicals, Inc.	402	82,728	0.6
Akamai Technologies, Inc.	2,050	164,123	1.2
Alliance Data Systems Corp.	122	19,532	0.1
Allison Transmission Holdings, Inc.	928	43,486	0.3
Allstate Corp. (The)	2,875	284,798	2.2
Ally Financial, Inc.	14,068	417,960	3.2
Alphabet, Inc.	421	502,918	3.8
Ameren Corp.	1,498	109,009	0.8
American Electric Power Co., Inc.	892	76,311	0.6
American Express Co.	3,495	409,719	3.1
American Financial Group, Inc.	794	82,203	0.6
Ameriprise Financial, Inc.	953	139,872	1.1
AMETEK, Inc.	1,677	147,861	1.1
Amgen, Inc.	5,178	928,519	7.0
Annaly Capital Management, Inc.	20,258	204,403	1.6
ANSYS, Inc.	256	50,125	0.4
Anthem, Inc.	194	51,028	0.4
Apartment Investment & Management Co.	1,589	78,433	0.6
Aspen Technology, Inc.	1,627	198,348	1.5
Automatic Data Processing, Inc.	3,458	568,461	4.3
AutoZone, Inc.	241	247,823	1.9
AvalonBay Communities, Inc.	533	107,096	0.8
AXA Equitable Holdings, Inc.	7,531	170,878	1.3
Baxter International, Inc.	2,789	212,801	1.6
Best Buy Co., Inc.	2,297	170,920	1.3
Biogen, Inc.	2,957	677,863	5.1
Boeing Co. (The)	81	30,593	0.2
Booz Allen Hamilton Holding Corp.	3,391	201,052	1.5
Boston Properties, Inc.	174	23,946	0.2
Bristol-Myers Squibb Co.	2,982	138,454	1.1
Broadridge Financial Solutions, Inc.	1,736	205,074	1.6
Burlington Stores, Inc.	1,073	181,240	1.4
Cabot Oil & Gas Corp.	787	20,375	0.2
Cadence Design Systems, Inc.	11,485	796,829	6.0
Campbell Soup Co.	109	4,217	0.0
Capital One Financial Corp.	3,160	293,343	2.2
Carnival Corp.	363	19,914	0.2
Carnival plc	622	32,975	0.3
CBRE Group, Inc.	4,701	244,781	1.9
CBS Corp. (Non-Voting)	1,447	74,188	0.6
CDK Global, Inc.	389	23,464	0.2
CDW Corp.	1,349	142,454	1.1
Celanese Corp.	3,523	380,096	2.9
Celgene Corp.	1,198	113,403	0.9
CenterPoint Energy, Inc.	11,263	349,153	2.6
CH Robinson Worldwide, Inc.	1,707	138,267	1.0

19

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

United States (continued)
Chemours Co. (The)	2,391	$86,100	0.7%
Chevron Corp.	3,317	398,239	3.0
Cintas Corp.	782	169,803	1.3
Cisco Systems, Inc.	1,222	68,371	0.5
CIT Group, Inc.	1,479	78,786	0.6
Citizens Financial Group, Inc.	6,477	234,467	1.8
Citrix Systems, Inc.	4,927	497,430	3.8
Clorox Co. (The)	348	55,586	0.4
CMS Energy Corp.	2,008	111,544	0.8
Coca-Cola Co. (The)	653	32,036	0.2
Colgate-Palmolive Co.	249	18,125	0.1
Columbia Sportswear Co.	1,096	109,567	0.8
Comcast Corp.	4,922	214,255	1.6
Comerica, Inc.	839	65,937	0.5
Commerce Bancshares, Inc.	1,521	91,914	0.7
ConocoPhillips	2,014	127,124	1.0
Corning, Inc.	2,183	69,529	0.5
Costco Wholesale Corp.	212	52,052	0.4
CSX Corp.	2,557	203,614	1.5
Cullen/Frost Bankers, Inc.	481	48,913	0.4
Cummins, Inc.	940	156,313	1.2
Cypress Semiconductor Corp.	3,310	56,866	0.4
Darden Restaurants, Inc.	2,351	276,478	2.1
Delta Air Lines, Inc.	873	50,887	0.4
Devon Energy Corp.	4,250	136,595	1.0
Discover Financial Services	5,140	418,859	3.2
Dollar General Corp.	1,053	132,773	1.0
Donaldson Co., Inc.	1,756	94,016	0.7
Dover Corp.	501	49,118	0.4
DTE Energy Co.	3,166	397,998	3.0
Duke Realty Corp.	7,373	229,448	1.7
DXC Technology Co.	324	21,300	0.2
E*TRADE Financial Corp.	2,599	131,665	1.0
East West Bancorp, Inc.	1,398	71,969	0.5
Eastman Chemical Co.	3,972	313,311	2.4
Eaton Corp. plc	1,339	110,896	0.8
eBay, Inc.	1,514	58,668	0.4
Edwards Lifesciences Corp.	108	19,016	0.1
Eli Lilly & Co.	190	22,238	0.2
Emerson Electric Co.	1,351	95,907	0.7
Encompass Health Corp.	1,727	111,305	0.8
Entergy Corp.	544	52,714	0.4
Equity LifeStyle Properties, Inc.	1,956	228,265	1.7
Equity Residential	2,407	183,943	1.4
Essex Property Trust, Inc.	313	88,423	0.7
Estee Lauder Cos., Inc. (The)	1,327	227,992	1.7
Euronet Worldwide, Inc.	253	37,922	0.3
Exelon Corp.	1,222	62,261	0.5
Expeditors International of Washington, Inc.	7,777	617,649	4.7
Extra Space Storage, Inc.	573	59,414	0.5
F5 Networks, Inc.	1,349	211,658	1.6
Fair Isaac Corp.	686	191,909	1.5
Fastenal Co.	2,507	176,869	1.3
Federal Realty Investment Trust	96	12,850	0.1
Ferguson plc	1,831	130,305	1.0
Fidelity National Information Services, Inc.	1,297	150,361	1.1
Fifth Third Bancorp	7,137	205,688	1.6
FirstEnergy Corp.	2,862	120,290	0.9
Fiserv, Inc.	325	28,353	0.2
FLIR Systems, Inc.	1,105	58,499	0.4
Foot Locker, Inc.	1,462	83,641	0.6
Ford Motor Co.	10,088	105,420	0.8

	Shares	Value	% of Basket Value

United States (continued)
Fortinet, Inc.	3,449	$322,206	2.4%
Fortune Brands Home & Security, Inc.	1,450	76,531	0.6
Fox Corp.	594	22,869	0.2
Gaming and Leisure Properties, Inc.	530	21,401	0.2
Gap, Inc. (The)	6,460	168,477	1.3
Garmin Ltd.	1,068	91,570	0.7
Gilead Sciences, Inc.	1,581	102,828	0.8
Graco, Inc.	1,864	95,530	0.7
H&R Block, Inc.	2,666	72,542	0.6
Hartford Financial Services Group, Inc. (The)	1,429	74,751	0.6
HCA Healthcare, Inc.	3,381	430,165	3.3
HD Supply Holdings, Inc.	5,651	258,194	2.0
Helmerich & Payne, Inc.	1,448	84,737	0.6
Herbalife Nutrition Ltd.	4,330	228,841	1.7
Hershey Co. (The)	931	116,235	0.9
Hewlett Packard Enterprise Co.	15,759	249,150	1.9
Hill-Rom Holdings, Inc.	303	30,730	0.2
HollyFrontier Corp.	981	46,823	0.4
Home Depot, Inc. (The)	1,603	326,531	2.5
Honeywell International, Inc.	1,827	317,222	2.4
Host Hotels & Resorts, Inc.	5,751	110,649	0.8
HP, Inc.	7,566	150,942	1.1
Humana, Inc.	486	124,129	0.9
IAC/InterActiveCorp.	442	99,379	0.8
IDEX Corp.	1,360	213,058	1.6
IDEXX Laboratories, Inc.	638	148,016	1.1
Illinois Tool Works, Inc.	680	105,828	0.8
Ingersoll-Rand plc	2,373	290,954	2.2
Intel Corp.	1,765	90,086	0.7
International Business Machines Corp.	1,244	174,496	1.3
International Paper Co.	1,874	87,722	0.7
Interpublic Group of Cos., Inc. (The)	987	22,701	0.2
Intuit, Inc.	2,213	555,596	4.2
Ionis Pharmaceuticals, Inc.	446	33,151	0.3
ITT, Inc.	436	26,400	0.2
Johnson & Johnson	4,676	660,251	5.0
Jones Lang LaSalle, Inc.	296	45,753	0.3
Juniper Networks, Inc.	2,733	75,895	0.6
Kellogg Co.	867	52,280	0.4
Kimco Realty Corp.	2,806	48,796	0.4
KLA-Tencor Corp.	1,143	145,710	1.1
Kohl’s Corp.	3,624	257,666	2.0
Kroger Co. (The)	90	2,320	0.0
Lam Research Corp.	1,532	317,783	2.4
Lamb Weston Holdings, Inc.	329	23,046	0.2
Lear Corp.	2,243	320,749	2.4
Lennox International, Inc.	959	260,321	2.0
Liberty Property Trust	374	18,565	0.1
Lincoln Electric Holdings, Inc.	602	52,537	0.4
Loews Corp.	4,406	225,984	1.7
Lowe’s Cos., Inc.	395	44,690	0.3
LPL Financial Holdings, Inc.	478	35,415	0.3
Lululemon Athletica, Inc.	388	68,424	0.5
LyondellBasell Industries NV	3,321	293,012	2.2
M&T Bank Corp.	509	86,566	0.7
Macy’s, Inc.	4,671	109,955	0.8
ManpowerGroup, Inc.	1,387	133,207	1.0
Marathon Oil Corp.	9,960	169,718	1.3
Masco Corp.	3,007	117,453	0.9
Maxim Integrated Products, Inc.	1,434	86,040	0.7
McDonald’s Corp.	129	25,487	0.2

20

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

United States (continued)
McKesson Corp.	949	$113,168	0.9%
MetLife, Inc.	944	43,547	0.3
Mettler-Toledo International, Inc.	245	182,589	1.4
Mondelez International, Inc.	3,136	159,466	1.2
Morgan Stanley	1,356	65,427	0.5
Motorola Solutions, Inc.	2,197	318,367	2.4
Nasdaq, Inc.	699	64,448	0.5
National Retail Properties, Inc.	4,292	225,845	1.7
NetApp, Inc.	3,091	225,179	1.7
News Corp.	5,289	65,689	0.5
NextEra Energy, Inc.	433	84,193	0.6
NIKE, Inc.	3,630	318,823	2.4
Nordstrom, Inc.	424	17,392	0.1
Norfolk Southern Corp.	361	73,651	0.6
NRG Energy, Inc.	2,224	91,562	0.7
Occidental Petroleum Corp.	1,231	72,481	0.6
OGE Energy Corp.	4,308	182,401	1.4
Old Dominion Freight Line, Inc.	1,336	199,438	1.5
Omnicom Group, Inc.	3,476	278,184	2.1
Oracle Corp.	3,093	171,136	1.3
O’Reilly Automotive, Inc.	187	70,793	0.5
Oshkosh Corp.	1,481	122,316	0.9
PACCAR, Inc.	1,075	77,045	0.6
Packaging Corp. of America	676	67,032	0.5
Palo Alto Networks, Inc.	269	66,935	0.5
Park Hotels & Resorts, Inc.	77	2,470	0.0
Parker-Hannifin Corp.	620	112,270	0.9
Paychex, Inc.	2,765	233,117	1.8
PBF Energy, Inc.	838	28,140	0.2
Pentair plc	8,298	323,539	2.5
People’s United Financial, Inc.	3,091	53,443	0.4
PepsiCo, Inc.	177	22,665	0.2
Phillips 66	1,181	111,333	0.8
Pinnacle West Capital Corp.	646	61,544	0.5
PPG Industries, Inc.	194	22,795	0.2
Progressive Corp. (The)	979	76,509	0.6
Prudential Financial, Inc.	1,805	190,807	1.4
PulteGroup, Inc.	2,850	89,661	0.7
Qorvo, Inc.	1,288	97,386	0.7
Quest Diagnostics, Inc.	1,330	128,185	1.0
Red Hat, Inc.	137	25,007	0.2
Regeneron Pharmaceuticals, Inc.	244	83,726	0.6
Regions Financial Corp.	2,764	42,925	0.3
Reinsurance Group of America, Inc.	1,641	248,628	1.9
Reliance Steel & Aluminum Co.	197	18,116	0.1
Robert Half International, Inc.	4,226	262,392	2.0
Rockwell Automation, Inc.	1,774	320,580	2.4
Royal Gold, Inc.	608	52,932	0.4
S&P Global, Inc.	86	18,977	0.1
Seagate Technology plc	1,156	55,858	0.4
ServiceNow, Inc.	167	45,342	0.3
Simon Property Group, Inc.	805	139,829	1.1
Sirius XM Holdings, Inc.	20,018	116,305	0.9
Six Flags Entertainment Corp.	837	44,436	0.3
SL Green Realty Corp.	1,089	96,202	0.7
Snap-on, Inc.	1,762	296,509	2.2
Southwest Airlines Co.	2,569	139,317	1.1
Starbucks Corp.	7,045	547,256	4.1
Steel Dynamics, Inc.	5,549	175,792	1.3
STERIS plc	359	47,022	0.4
Stryker Corp.	762	143,949	1.1
SunTrust Banks, Inc.	4,102	268,599	2.0
Synchrony Financial	3,429	118,883	0.9
Synopsys, Inc.	2,227	269,645	2.0

	Shares	Value	% of Basket Value

United States (continued)
Synovus Financial Corp.	319	$11,758	0.1%
Sysco Corp.	2,129	149,818	1.1
Tableau Software, Inc.	244	29,722	0.2
Tapestry, Inc.	3,099	100,005	0.8
Target Corp.	1,346	104,207	0.8
TD Ameritrade Holding Corp.	627	32,968	0.3
Teledyne Technologies, Inc.	104	25,845	0.2
Teradyne, Inc.	3,980	195,020	1.5
Texas Instruments, Inc.	5,643	664,915	5.0
TJX Cos., Inc. (The)	343	18,824	0.1
Torchmark Corp.	3,494	306,284	2.3
Toro Co. (The)	522	38,184	0.3
Total System Services, Inc.	489	49,995	0.4
Tractor Supply Co.	5,121	530,024	4.0
TripAdvisor, Inc.	1,073	57,116	0.4
Tyson Foods, Inc.	523	39,230	0.3
Ubiquiti Networks, Inc.	266	45,340	0.3
UDR, Inc.	4,367	196,297	1.5
UGI Corp.	3,556	193,838	1.5
Union Pacific Corp.	125	22,130	0.2
United Continental Holdings, Inc.	2,459	218,507	1.7
United Parcel Service, Inc.	1,088	115,567	0.9
United Therapeutics Corp.	725	74,363	0.6
UnitedHealth Group, Inc.	429	99,987	0.8
Valero Energy Corp.	505	45,783	0.3
Varian Medical Systems, Inc.	528	71,898	0.5
VeriSign, Inc.	723	142,756	1.1
Verizon Communications, Inc.	3,666	209,659	1.6
Vertex Pharmaceuticals, Inc.	560	94,629	0.7
Viacom, Inc.	1,876	54,235	0.4
Visa, Inc.	5,607	921,959	7.0
Voya Financial, Inc.	4,533	248,816	1.9
Walgreens Boots Alliance, Inc.	994	53,249	0.4
Walmart, Inc.	1,070	110,039	0.8
Walt Disney Co. (The)	1,253	171,623	1.3
Waters Corp.	413	88,192	0.7
WEC Energy Group, Inc.	1,124	88,155	0.7
West Pharmaceutical Services, Inc.	1,222	151,271	1.1
Western Alliance Bancorp	649	31,009	0.2
Western Union Co. (The)	16,575	322,218	2.4
Westlake Chemical Corp.	25	1,744	0.0
Williams-Sonoma, Inc.	3,610	206,384	1.6
WW Grainger, Inc.	492	138,744	1.1
Xcel Energy, Inc.	2,314	130,741	1.0
YUM! BRANDS, Inc.	5,991	625,400	4.7
Zebra Technologies Corp.	215	45,395	0.3
Zions Bancorp	1,765	87,067	0.7

		44,375,072

Total Reference Entity — Long		90,370,367

Reference Entity — Short

Austria
Verbund AG	(1,790)	(88,886)	(0.7)

Belgium
Anheuser-Busch InBev SA	(4,657)	(414,041)	(3.1)
Umicore SA	(1,331)	(51,653)	(0.4)

		(465,694)

Canada
Barrick Gold Corp.	(2,923)	(37,180)	(0.3)
Shopify, Inc.	(3,743)	(910,116)	(6.9)

21

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

Canada (continued)
Teck Resources Ltd.	(2,007)	$(47,460)	(0.4)%

		(994,756)

Chile
Antofagasta plc	(27,753)	(329,921)	(2.5)

China
BOC Hong Kong Holdings Ltd.	(244,500)	(1,095,900)	(8.3)
Brilliance China Automotive Holdings Ltd.	(403,021)	(443,947)	(3.4)
China Life Insurance Co. Ltd.	(175,000)	(497,282)	(3.8)
China Overseas Land & Investment Ltd.	(84,000)	(314,719)	(2.4)
China Pacific Insurance Group Co. Ltd.	(23,000)	(94,389)	(0.7)
China Tower Corp. Ltd.	(1,052,000)	(284,815)	(2.2)
ENN Energy Holdings Ltd.	(8,700)	(82,224)	(0.6)
PICC Property & Casualty Co. Ltd.	(254,000)	(285,377)	(2.2)
Ping An Insurance Group Co. of China Ltd.	(3,000)	(36,314)	(0.3)
Semiconductor Manufacturing International Corp.	(49,500)	(53,000)	(0.4)
Shenzhou International Group Holdings Ltd.	(14,000)	(188,172)	(1.4)

		(3,376,139)

Denmark
Chr Hansen Holding A/S	(1,713)	(175,036)	(1.3)
Demant A/S	(3,719)	(117,507)	(0.9)
Genmab A/S	(440)	(73,044)	(0.6)
Orsted A/S	(3,326)	(254,635)	(1.9)
Tryg A/S	(1,477)	(45,203)	(0.4)

		(665,425)

Finland
Elisa OYJ	(1,304)	(55,329)	(0.4)
Fortum OYJ	(1,417)	(30,055)	(0.2)
Nokia OYJ	(72,925)	(383,192)	(2.9)

		(468,576)

France
Accor SA	(7,183)	(302,600)	(2.3)
Aeroports de Paris	(1,683)	(342,848)	(2.6)
Air Liquide SA	(1,776)	(236,265)	(1.8)
Alstom SA	(1,990)	(87,554)	(0.7)
Bollore SA	(1)	(5)	0.0
Bureau Veritas SA	(12,201)	(309,279)	(2.3)
Edenred	(1,029)	(48,515)	(0.4)
Electricite de France SA	(2,256)	(32,581)	(0.3)
EssilorLuxottica SA	(864)	(105,226)	(0.8)
Getlink	(15,843)	(255,008)	(1.9)
Natixis SA	(16,090)	(94,814)	(0.7)
Pernod Ricard SA	(383)	(66,783)	(0.5)
Renault SA	(1,780)	(121,443)	(0.9)
Rubis SCA	(7,610)	(417,410)	(3.2)
Safran SA	(223)	(32,505)	(0.2)
Teleperformance	(1,391)	(267,407)	(2.0)
Unibail-Rodamco-Westfield	(337)	(57,925)	(0.4)
Valeo SA	(4,387)	(159,567)	(1.2)

		(2,937,735)

Germany
Bayer AG (Registered)	(2,080)	(138,436)	(1.0)
Bayerische Motoren Werke AG	(313)	(26,702)	(0.2)
Carl Zeiss Meditec AG	(482)	(47,409)	(0.4)
Commerzbank AG	(61,794)	(556,973)	(4.2)
Daimler AG (Registered)	(2,786)	(182,862)	(1.4)

	Shares	Value	% of Basket Value

Germany (continued)
Delivery Hero SE	(19,612)	$(903,849)	(6.8)%
Deutsche Bank AG (Registered)	(47,780)	(396,214)	(3.0)
Deutsche Boerse AG	(1,736)	(231,968)	(1.8)
Fresenius SE & Co. KGaA	(1,094)	(62,210)	(0.5)
Infineon Technologies AG	(2,106)	(49,924)	(0.4)
Innogy SE	(652)	(30,268)	(0.2)
KION Group AG	(4,129)	(284,045)	(2.2)
METRO AG	(2,954)	(50,193)	(0.4)
Porsche Automobil Holding SE (Preference)	(4,033)	(280,365)	(2.1)
SAP SE	(508)	(65,485)	(0.5)
Siemens AG (Registered)	(2,163)	(259,349)	(2.0)
Symrise AG	(943)	(90,642)	(0.7)
Telefonica Deutschland Holding AG	(67,408)	(218,952)	(1.7)
thyssenkrupp AG	(28,712)	(404,800)	(3.1)
Uniper SE	(1,879)	(57,015)	(0.4)
United Internet AG (Registered)	(1,775)	(71,364)	(0.5)
Wirecard AG	(555)	(83,842)	(0.6)
Zalando SE	(4,022)	(189,195)	(1.4)

		(4,682,062)

Hong Kong
AIA Group Ltd.	(64,200)	(657,372)	(5.0)
China Gas Holdings Ltd.	(46,200)	(149,028)	(1.1)
Hong Kong & China Gas Co. Ltd.	(93,000)	(222,015)	(1.7)
WH Group Ltd.	(112,000)	(132,520)	(1.0)

		(1,160,935)

Italy
Atlantia SpA	(15,964)	(435,829)	(3.3)
Davide Campari-Milano SpA	(23,061)	(232,639)	(1.8)
Ferrari NV	(1,175)	(159,367)	(1.2)
Intesa Sanpaolo SpA	(14,242)	(37,314)	(0.3)
Leonardo SpA	(1,895)	(21,915)	(0.2)
Mediobanca Banca di Credito
Finanziario SpA	(2,687)	(28,480)	(0.2)
UniCredit SpA	(2,187)	(30,277)	(0.2)

		(945,821)

Japan
ANA Holdings, Inc.	(6,300)	(220,479)	(1.7)
Asahi Group Holdings Ltd.	(500)	(21,802)	(0.2)
Daifuku Co. Ltd.	(4,100)	(252,235)	(1.9)
Daiichi Sankyo Co. Ltd.	(3,700)	(182,944)	(1.4)
Daiwa Securities Group, Inc.	(600)	(2,793)	0.0
Don Quijote Holdings Co. Ltd.	(4,600)	(296,444)	(2.2)
FANUC Corp.	(700)	(131,513)	(1.0)
Fast Retailing Co. Ltd.	(600)	(347,154)	(2.6)
Honda Motor Co. Ltd.	(10,000)	(279,030)	(2.1)
Idemitsu Kosan Co. Ltd.	(2,200)	(71,482)	(0.5)
Inpex Corp.	(15,700)	(152,742)	(1.2)
Japan Post Bank Co. Ltd.	(10,900)	(120,013)	(0.9)
Japan Post Holdings Co. Ltd.	(20,600)	(230,713)	(1.8)
Keyence Corp.	(300)	(187,438)	(1.4)
Komatsu Ltd.	(8,400)	(216,975)	(1.6)
Kubota Corp.	(2,900)	(44,153)	(0.3)
Kyocera Corp.	(800)	(51,988)	(0.4)
LINE Corp.	(9,500)	(318,292)	(2.4)
M3, Inc.	(26,700)	(476,640)	(3.6)
Makita Corp.	(2,800)	(102,154)	(0.8)
Mitsubishi Motors Corp.	(16,400)	(92,095)	(0.7)
Mitsubishi UFJ Financial Group, Inc.	(16,200)	(80,377)	(0.6)
Mizuho Financial Group, Inc.	(115,300)	(180,067)	(1.4)
Murata Manufacturing Co. Ltd.	(900)	(45,192)	(0.3)
Nexon Co. Ltd.	(6,000)	(85,411)	(0.7)
NGK Insulators Ltd.	(2,500)	(37,135)	(0.3)

22

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

Japan (continued)
Nintendo Co. Ltd.	(600)	$(206,649)	(1.6)%
Nitori Holdings Co. Ltd.	(800)	(95,442)	(0.7)
Nomura Holdings, Inc.	(6,900)	(26,125)	(0.2)
NTT Data Corp.	(6,900)	(80,461)	(0.6)
Oriental Land Co. Ltd.	(1,600)	(176,974)	(1.3)
Rakuten, Inc.	(43,000)	(481,063)	(3.6)
Resona Holdings, Inc.	(15,800)	(67,073)	(0.5)
Ricoh Co. Ltd.	(13,300)	(134,556)	(1.0)
Rohm Co. Ltd.	(400)	(29,496)	(0.2)
Sekisui House Ltd.	(1,200)	(19,348)	(0.1)
SG Holdings Co. Ltd.	(6,900)	(184,775)	(1.4)
Sharp Corp.	(18,034)	(201,178)	(1.5)
Shimano, Inc.	(200)	(29,397)	(0.2)
Shin-Etsu Chemical Co. Ltd.	(500)	(47,362)	(0.4)
SMC Corp.	(600)	(250,599)	(1.9)
SoftBank Group Corp.	(2,629)	(278,757)	(2.1)
Sumitomo Dainippon Pharma Co. Ltd.	(1,900)	(41,977)	(0.3)
Sumitomo Electric Industries Ltd.	(3,300)	(43,909)	(0.3)
Sumitomo Metal Mining Co. Ltd.	(1,000)	(31,454)	(0.2)
Sumitomo Mitsui Trust Holdings, Inc.	(600)	(20,935)	(0.2)
Sysmex Corp.	(100)	(5,730)	0.0
Takeda Pharmaceutical Co. Ltd.	(17,800)	(656,851)	(5.0)
TDK Corp.	(3,700)	(324,172)	(2.5)
Terumo Corp.	(1,800)	(54,322)	(0.4)
Tokyo Electric Power Co. Holdings, Inc.	(3,200)	(18,075)	(0.1)
Tokyu Corp.	(1,400)	(22,856)	(0.2)
Toray Industries, Inc.	(47,300)	(323,677)	(2.5)
TOTO Ltd.	(1,900)	(80,537)	(0.6)
Toyota Industries Corp.	(7,000)	(396,786)	(3.0)
Unicharm Corp.	(500)	(16,501)	(0.1)
Yamato Holdings Co. Ltd.	(2,800)	(60,826)	(0.5)
Yaskawa Electric Corp.	(2,000)	(74,456)	(0.6)
ZOZO, Inc.	(12,200)	(216,714)	(1.6)

		(8,926,294)

Luxembourg
SES SA	(2,185)	(37,177)	(0.3)

Macau
Galaxy Entertainment Group Ltd.	(40,000)	(299,570)	(2.3)
Wynn Macau Ltd.	(20,400)	(58,694)	(0.4)

		(358,264)

Netherlands
Aegon NV	(4,640)	(24,221)	(0.2)
Gemalto NV	(2,196)	(125,738)	(1.0)
NXP Semiconductors NV	(2,388)	(252,221)	(1.9)

		(402,180)

Norway
Mowi ASA	(3,896)	(84,526)	(0.6)
Norsk Hydro ASA	(15,338)	(66,062)	(0.5)
Yara International ASA	(4,599)	(207,939)	(1.6)

		(358,527)

Singapore
DBS Group Holdings Ltd.	(2,700)	(56,148)	(0.4)

South Korea
Amorepacific Corp.	(2,067)	(368,077)	(2.8)
Celltrion Healthcare Co. Ltd.	(2,132)	(138,341)	(1.1)
Celltrion, Inc.	(900)	(163,691)	(1.2)
Hyundai Heavy Industries Co. Ltd.	(9,511)	(1,015,582)	(7.7)
Hyundai Mobis Co. Ltd.	(2,571)	(512,851)	(3.9)
Hyundai Motor Co.	(4,835)	(573,917)	(4.4)

	Shares	Value	% of Basket Value

South Korea (continued)
Kakao Corp.	(2,608)	$(268,527)	(2.0)%
LG Chem Ltd.	(4,116)	(1,276,798)	(9.7)
LG Display Co. Ltd.	(31,216)	(530,821)	(4.0)
Lotte Chemical Corp.	(476)	(109,675)	(0.8)
NAVER Corp.	(7,062)	(723,237)	(5.5)
Netmarble Corp.	(3,447)	(376,703)	(2.9)
Samsung Biologics Co. Ltd.	(1,450)	(422,608)	(3.2)
Samsung Life Insurance Co. Ltd.	(1,964)	(142,858)	(1.1)
Samsung SDI Co. Ltd.	(4,949)	(1,004,875)	(7.6)
SK Innovation Co. Ltd.	(2,382)	(372,447)	(2.8)
S-Oil Corp.	(850)	(67,021)	(0.5)

		(8,068,029)

Spain
Banco de Sabadell SA	(23,569)	(27,442)	(0.2)
Bankia SA	(54,783)	(151,730)	(1.1)
Grifols SA	(5,707)	(158,605)	(1.2)
Merlin Properties Socimi SA	(1,609)	(21,948)	(0.2)
Naturgy Energy Group SA	(1,201)	(34,190)	(0.3)
Siemens Gamesa Renewable
Energy SA	(8,478)	(152,269)	(1.1)

		(546,184)

Sweden
Assa Abloy AB	(1,275)	(27,256)	(0.2)
Epiroc AB	(2,883)	(29,803)	(0.2)
Hexagon AB	(2,873)	(156,958)	(1.2)
ICA Gruppen AB	(2,821)	(102,032)	(0.8)
Kinnevik AB	(5,422)	(158,005)	(1.2)
Lundin Petroleum AB	(671)	(21,852)	(0.2)
Tele2 AB	(1,800)	(24,047)	(0.2)

		(519,953)

Switzerland
Barry Callebaut AG (Registered)	(16)	(29,337)	(0.2)
Cie Financiere Richemont SA (Registered)	(8,928)	(652,658)	(4.9)
Clariant AG (Registered)	(996)	(20,492)	(0.2)
Givaudan SA (Registered)	(29)	(75,090)	(0.6)
Glencore plc	(108,993)	(432,436)	(3.3)
Julius Baer Group Ltd.	(2,517)	(121,584)	(0.9)
LafargeHolcim Ltd. (Registered)	(1,811)	(92,972)	(0.7)
Lonza Group AG (Registered)	(3,468)	(1,071,020)	(8.1)
Sika AG (Registered)	(2,203)	(337,548)	(2.6)
Swatch Group AG (The)	(345)	(105,290)	(0.8)
Vifor Pharma AG	(1,226)	(160,102)	(1.2)

		(3,098,529)

Taiwan
Cathay Financial Holding Co. Ltd.	(161,000)	(233,139)	(1.8)
Chunghwa Telecom Co. Ltd.	(117,000)	(421,460)	(3.2)
Delta Electronics, Inc.	(30,000)	(158,342)	(1.2)
Fubon Financial Holding Co. Ltd.	(65,000)	(96,056)	(0.7)
Hon Hai Precision Industry Co. Ltd.	(76,240)	(214,641)	(1.6)
Largan Precision Co. Ltd.	(3,000)	(450,368)	(3.4)
MediaTek, Inc.	(37,000)	(354,628)	(2.7)
Nanya Technology Corp.	(75,000)	(159,281)	(1.2)
Taiwan Cement Corp.	(171,000)	(232,585)	(1.8)

		(2,320,500)

United Arab Emirates
NMC Health plc	(8,760)	(323,488)	(2.5)

United Kingdom
Admiral Group plc	(1,257)	(36,207)	(0.3)
AstraZeneca plc	(1,714)	(127,693)	(1.0)
BAE Systems plc	(13,686)	(87,964)	(0.7)

23

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

United Kingdom (continued)
BP plc	(7,643)	$(55,578)	(0.4)%
British American Tobacco plc	(8,625)	(337,660)	(2.6)
BT Group plc	(7,965)	(23,768)	(0.2)
CNH Industrial NV	(1,340)	(14,568)	(0.1)
Coca-Cola European Partners plc	(6,478)	(347,156)	(2.6)
DS Smith plc	(200,662)	(937,223)	(7.1)
easyJet plc	(6,708)	(101,639)	(0.8)
Hargreaves Lansdown plc	(3,133)	(92,545)	(0.7)
Hiscox Ltd.	(19,586)	(428,398)	(3.2)
HSBC Holdings plc	(16,512)	(143,868)	(1.1)
Informa plc	(11,959)	(121,600)	(0.9)
Intertek Group plc	(2,343)	(163,878)	(1.2)
Janus Henderson Group plc	(6,117)	(153,353)	(1.2)
Johnson Matthey plc	(954)	(41,618)	(0.3)
Just Eat plc	(4,696)	(42,931)	(0.3)
Linde plc	(900)	(162,234)	(1.2)
London Stock Exchange Group plc	(2,422)	(158,794)	(1.2)
Melrose Industries plc	(40,812)	(107,986)	(0.8)
Micro Focus International plc	(2,861)	(72,524)	(0.6)
National Grid plc	(3,194)	(34,993)	(0.3)
Ocado Group plc	(6,042)	(107,562)	(0.8)
Reckitt Benckiser Group plc	(4,056)	(328,156)	(2.5)
Rentokil Initial plc	(9,091)	(46,330)	(0.4)
Rolls-Royce Holdings plc	(1,244,040)	(239,407)	(1.8)
Royal Bank of Scotland Group plc	(26,421)	(82,733)	(0.6)
RSA Insurance Group plc	(13,030)	(92,371)	(0.7)
Smiths Group plc	(4,305)	(85,711)	(0.7)
Standard Chartered plc	(36,207)	(331,047)	(2.5)
Standard Life Aberdeen plc	(48,678)	(177,359)	(1.3)
Tesco plc	(40,488)	(132,098)	(1.0)
Whitbread plc	(4,607)	(268,216)	(2.0)

		(5,685,168)

United States
3M Co.	(347)	(65,760)	(0.5)
Activision Blizzard, Inc.	(534)	(25,744)	(0.2)
Advanced Micro Devices, Inc.	(19,261)	(532,181)	(4.0)
Alaska Air Group, Inc.	(1,110)	(68,709)	(0.5)
Albemarle Corp.	(4,485)	(336,644)	(2.5)
Alexandria Real Estate Equities, Inc.	(5,660)	(805,927)	(6.1)
Alexion Pharmaceuticals, Inc.	(197)	(26,818)	(0.2)
Align Technology, Inc.	(73)	(23,702)	(0.2)
Alleghany Corp.	(35)	(22,991)	(0.2)
Allegion plc	(272)	(26,991)	(0.2)
Allergan plc	(877)	(128,919)	(1.0)
Alliant Energy Corp.	(268)	(12,658)	(0.1)
Alnylam Pharmaceuticals, Inc.	(2,117)	(189,133)	(1.4)
Altria Group, Inc.	(975)	(52,972)	(0.4)
Amazon.com, Inc.	(38)	(73,208)	(0.6)
American Airlines Group, Inc.	(6,675)	(228,152)	(1.7)
American Homes 4 Rent	(7,222)	(173,184)	(1.3)
American International Group, Inc.	(1,733)	(82,439)	(0.6)
American Tower Corp.	(412)	(80,464)	(0.6)
American Water Works Co., Inc.	(124)	(13,416)	(0.1)
Amphenol Corp.	(1,208)	(120,268)	(0.9)
Analog Devices, Inc.	(365)	(42,428)	(0.3)
Aqua America, Inc.	(1,711)	(66,832)	(0.5)
Aramark	(3,303)	(102,657)	(0.8)
Arconic, Inc.	(3,153)	(67,726)	(0.5)
Arista Networks, Inc.	(440)	(137,408)	(1.0)
Arthur J Gallagher & Co.	(2,217)	(185,386)	(1.4)
Assurant, Inc.	(645)	(61,275)	(0.5)
AT&T, Inc.	(2,445)	(75,697)	(0.6)
Atlassian Corp. plc	(2,902)	(319,655)	(2.4)
Axalta Coating Systems Ltd.	(3,350)	(90,383)	(0.7)

	Shares	Value	% of Basket Value

United States (continued)
Baker Hughes a GE Co.	(4,579)	$(109,988)	(0.8)%
Becton Dickinson and Co.	(1,570)	(377,962)	(2.9)
Berry Global Group, Inc.	(1,473)	(86,612)	(0.7)
BioMarin Pharmaceutical, Inc.	(2,248)	(192,271)	(1.5)
Black Knight, Inc.	(1,546)	(87,225)	(0.7)
Bluebird Bio, Inc.	(458)	(64,958)	(0.5)
Booking Holdings, Inc.	(21)	(38,955)	(0.3)
Boston Scientific Corp.	(889)	(33,000)	(0.2)
Broadcom, Inc.	(122)	(38,845)	(0.3)
Brown & Brown, Inc.	(2,996)	(95,123)	(0.7)
Bunge Ltd.	(5,957)	(312,206)	(2.4)
Campbell Soup Co.	(841)	(32,538)	(0.2)
Capri Holdings Ltd.	(7,827)	(345,014)	(2.6)
Carlisle Cos., Inc.	(416)	(58,831)	(0.4)
CarMax, Inc.	(2,993)	(233,035)	(1.8)
Caterpillar, Inc.	(1,303)	(181,664)	(1.4)
Centene Corp.	(209)	(10,776)	(0.1)
Charles Schwab Corp. (The)	(2,831)	(129,603)	(1.0)
Charter Communications, Inc.	(1,155)	(428,724)	(3.2)
Chubb Ltd.	(249)	(36,155)	(0.3)
CME Group, Inc.	(698)	(124,872)	(0.9)
Cognex Corp.	(1,475)	(74,384)	(0.6)
Cognizant Technology Solutions Corp.	(727)	(53,042)	(0.4)
Conagra Brands, Inc.	(2,840)	(87,415)	(0.7)
Concho Resources, Inc.	(1,426)	(164,532)	(1.2)
Constellation Brands, Inc.	(1,190)	(251,887)	(1.9)
Cooper Cos., Inc. (The)	(378)	(109,590)	(0.8)
Copart, Inc.	(1,422)	(95,729)	(0.7)
CoStar Group, Inc.	(158)	(78,408)	(0.6)
Coty, Inc.	(11,351)	(122,818)	(0.9)
Credit Acceptance Corp.	(162)	(80,388)	(0.6)
CVS Health Corp.	(4,623)	(251,399)	(1.9)
Deere & Co.	(159)	(26,335)	(0.2)
DENTSPLY SIRONA, Inc.	(2,818)	(144,084)	(1.1)
DexCom, Inc.	(1,515)	(183,421)	(1.4)
Diamondback Energy, Inc.	(1,374)	(146,180)	(1.1)
Digital Realty Trust, Inc.	(1,689)	(198,812)	(1.5)
Discovery, Inc.	(1,382)	(39,746)	(0.3)
DocuSign, Inc.	(18,200)	(1,031,394)	(7.8)
Dollar Tree, Inc.	(6,995)	(778,404)	(5.9)
Dominion Energy, Inc.	(762)	(59,337)	(0.4)
Domino’s Pizza, Inc.	(101)	(27,329)	(0.2)
Dow, Inc.	(527)	(29,897)	(0.2)
DowDuPont, Inc.	(1,581)	(60,789)	(0.5)
DR Horton, Inc.	(9,814)	(434,858)	(3.3)
Dunkin’ Brands Group, Inc.	(340)	(25,374)	(0.2)
Ecolab, Inc.	(958)	(176,349)	(1.3)
Edison International	(223)	(14,221)	(0.1)
Equifax, Inc.	(4,860)	(612,117)	(4.6)
Equinix, Inc.	(416)	(189,155)	(1.4)
Exact Sciences Corp.	(2,779)	(274,260)	(2.1)
Facebook, Inc.	(2,997)	(579,620)	(4.4)
Fidelity National Financial, Inc.	(2,846)	(113,698)	(0.9)
First Data Corp.	(2,882)	(74,529)	(0.6)
First Republic Bank	(2,018)	(213,141)	(1.6)
Flowserve Corp.	(1,135)	(55,649)	(0.4)
FMC Corp.	(271)	(21,425)	(0.2)
Fortive Corp.	(896)	(77,361)	(0.6)
Gartner, Inc.	(696)	(110,643)	(0.8)
General Mills, Inc.	(2,777)	(142,932)	(1.1)
GrubHub, Inc.	(3,985)	(266,158)	(2.0)
Guidewire Software, Inc.	(496)	(52,824)	(0.4)
Halliburton Co.	(673)	(19,066)	(0.1)

24

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

United States (continued)
Hanesbrands, Inc.	(6,322)	$(114,239)	(0.9)%
Harris Corp.	(522)	(87,957)	(0.7)
Hasbro, Inc.	(338)	(34,429)	(0.3)
HCP, Inc.	(2,776)	(82,669)	(0.6)
Healthcare Trust of America, Inc.	(4,315)	(119,008)	(0.9)
Hess Corp.	(676)	(43,345)	(0.3)
Hexcel Corp.	(1,354)	(95,741)	(0.7)
Hologic, Inc.	(545)	(25,277)	(0.2)
Hormel Foods Corp.	(448)	(17,893)	(0.1)
Hudson Pacific Properties, Inc.	(5,288)	(184,340)	(1.4)
Huntington Bancshares, Inc.	(1,505)	(20,950)	(0.2)
International Flavors & Fragrances, Inc.	(3,308)	(455,809)	(3.5)
Intuitive Surgical, Inc.	(261)	(133,274)	(1.0)
Invesco Ltd.	(7,382)	(162,183)	(1.2)
Invitation Homes, Inc.	(2,010)	(49,969)	(0.4)
IPG Photonics Corp.	(775)	(135,416)	(1.0)
JB Hunt Transport Services, Inc.	(1,025)	(96,842)	(0.7)
Jefferies Financial Group, Inc.	(3,624)	(74,546)	(0.6)
JM Smucker Co. (The)	(951)	(116,621)	(0.9)
Johnson Controls International plc	(2,148)	(80,550)	(0.6)
JPMorgan Chase & Co.	(181)	(21,005)	(0.2)
Kansas City Southern	(1,078)	(132,745)	(1.0)
KeyCorp.	(6,049)	(106,160)	(0.8)
L Brands, Inc.	(987)	(25,307)	(0.2)
Laboratory Corp. of America Holdings	(497)	(79,480)	(0.6)
Las Vegas Sands Corp.	(607)	(40,699)	(0.3)
Lennar Corp.	(1,364)	(70,969)	(0.5)
Liberty Broadband Corp.	(228)	(22,506)	(0.2)
Liberty Media Corp-Liberty Formula One	(5,617)	(217,996)	(1.7)
LKQ Corp.	(5,620)	(169,162)	(1.3)
Macerich Co. (The)	(364)	(14,611)	(0.1)
Marathon Petroleum Corp.	(4,455)	(271,176)	(2.1)
Markel Corp.	(89)	(95,364)	(0.7)
MarketAxess Holdings, Inc.	(269)	(74,871)	(0.6)
Marriott International, Inc.	(6,786)	(925,746)	(7.0)
Marsh & McLennan Cos., Inc.	(1,549)	(146,055)	(1.1)
Martin Marietta Materials, Inc.	(130)	(28,847)	(0.2)
Marvell Technology Group Ltd.	(28,711)	(718,349)	(5.4)
MGM Resorts International	(5,864)	(156,158)	(1.2)
Microchip Technology, Inc.	(4,370)	(436,519)	(3.3)
Micron Technology, Inc.	(1,337)	(56,234)	(0.4)
Middleby Corp. (The)	(1,634)	(215,900)	(1.6)
Mohawk Industries, Inc.	(476)	(64,855)	(0.5)
Molson Coors Brewing Co.	(344)	(22,081)	(0.2)
Mylan NV	(2,329)	(62,860)	(0.5)
National Oilwell Varco, Inc.	(2,310)	(60,383)	(0.5)
Netflix, Inc.	(469)	(173,783)	(1.3)
Neurocrine Biosciences, Inc.	(1,100)	(79,464)	(0.6)
New Residential Investment Corp.	(5,598)	(94,102)	(0.7)
Newell Brands, Inc.	(11,080)	(159,330)	(1.2)
Newmont Goldcorp Corp.	(834)	(25,904)	(0.2)
Nielsen Holdings plc	(7,506)	(191,628)	(1.5)
Noble Energy, Inc.	(4,086)	(110,567)	(0.8)
Nordson Corp.	(732)	(106,835)	(0.8)
Norwegian Cruise Line Holdings Ltd.	(890)	(50,187)	(0.4)
NVR, Inc.	(13)	(40,982)	(0.3)
Old Republic International Corp.	(114)	(2,549)	0.0
Omega Healthcare Investors, Inc.	(1,629)	(57,650)	(0.4)
Paycom Software, Inc.	(1,004)	(203,340)	(1.5)
Perrigo Co. plc	(5,798)	(277,840)	(2.1)
Pioneer Natural Resources Co.	(960)	(159,802)	(1.2)

	Shares	Value	% of Basket Value

United States (continued)
PPG Industries, Inc.	(194)	$(22,795)	(0.2)%
Procter & Gamble Co. (The)	(70)	(7,454)	(0.1)
Prologis, Inc.	(5,906)	(452,813)	(3.4)
PTC, Inc.	(4,366)	(394,992)	(3.0)
QIAGEN NV	(527)	(20,532)	(0.2)
QUALCOMM, Inc.	(1,550)	(133,502)	(1.0)
Regency Centers Corp.	(715)	(48,027)	(0.4)
Roper Technologies, Inc.	(129)	(46,401)	(0.4)
Royal Caribbean Cruises Ltd.	(979)	(118,400)	(0.9)
Sage Therapeutics, Inc.	(969)	(163,015)	(1.2)
Sarepta Therapeutics, Inc.	(960)	(112,262)	(0.8)
SBA Communications Corp.	(455)	(92,697)	(0.7)
Schlumberger Ltd.	(599)	(25,565)	(0.2)
Seattle Genetics, Inc.	(1,780)	(120,648)	(0.9)
Sensata Technologies Holding plc	(493)	(24,620)	(0.2)
ServiceMaster Global Holdings, Inc.	(2,080)	(101,982)	(0.8)
Signature Bank	(1,212)	(160,069)	(1.2)
Skyworks Solutions, Inc.	(1,131)	(99,732)	(0.8)
Splunk, Inc.	(309)	(42,654)	(0.3)
Sprint Corp.	(3,792)	(21,159)	(0.2)
Square, Inc.	(6,367)	(463,645)	(3.5)
SS&C Technologies Holdings, Inc.	(4,989)	(337,556)	(2.6)
Stanley Black & Decker, Inc.	(121)	(17,739)	(0.1)
Starwood Property Trust, Inc.	(2,427)	(55,942)	(0.4)
State Street Corp.	(407)	(27,538)	(0.2)
SVB Financial Group	(84)	(21,144)	(0.2)
Symantec Corp.	(7,390)	(178,912)	(1.4)
Take-Two Interactive Software, Inc.	(2,189)	(211,961)	(1.6)
Targa Resources Corp.	(8,855)	(355,528)	(2.7)
Teleflex, Inc.	(215)	(61,529)	(0.5)
Tesla, Inc.	(179)	(42,726)	(0.3)
Thermo Fisher Scientific, Inc.	(133)	(36,901)	(0.3)
Tiffany & Co.	(963)	(103,831)	(0.8)
T-Mobile US, Inc.	(2,650)	(193,424)	(1.5)
TransUnion	(2,858)	(199,060)	(1.5)
Trimble, Inc.	(3,912)	(159,688)	(1.2)
Twitter, Inc.	(1,850)	(73,834)	(0.6)
Tyler Technologies, Inc.	(921)	(213,589)	(1.6)
United Rentals, Inc.	(168)	(23,675)	(0.2)
Vail Resorts, Inc.	(590)	(135,022)	(1.0)
Ventas, Inc.	(1,728)	(105,598)	(0.8)
Verisk Analytics, Inc.	(490)	(69,159)	(0.5)
VICI Properties, Inc.	(1,508)	(34,382)	(0.3)
Vistra Energy Corp.	(955)	(26,024)	(0.2)
Vornado Realty Trust	(1,223)	(84,558)	(0.6)
Vulcan Materials Co.	(194)	(24,465)	(0.2)
Wabtec Corp.	(1,870)	(138,511)	(1.0)
Waste Connections, Inc.	(729)	(67,629)	(0.5)
Wayfair, Inc.	(332)	(53,834)	(0.4)
WellCare Health Plans, Inc.	(382)	(98,690)	(0.7)
Welltower, Inc.	(1,776)	(132,365)	(1.0)
Western Digital Corp.	(5,250)	(268,380)	(2.0)
Westrock Co.	(1,153)	(44,252)	(0.3)
Weyerhaeuser Co.	(1,011)	(27,095)	(0.2)
Whirlpool Corp.	(161)	(22,350)	(0.2)
Willis Towers Watson plc	(555)	(102,309)	(0.8)
Workday, Inc.	(1,596)	(328,185)	(2.5)
Worldpay, Inc.	(167)	(19,574)	(0.1)
WR Berkley Corp.	(1,416)	(86,801)	(0.7)
Wynn Resorts Ltd.	(1,404)	(202,808)	(1.5)
Xilinx, Inc.	(751)	(90,225)	(0.7)
Xylem, Inc.	(807)	(67,304)	(0.5)
Zayo Group Holdings, Inc.	(2,770)	(86,673)	(0.7)
Zendesk, Inc.	(615)	(53,985)	(0.4)

25

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Total Factor Fund

Shares		Value	% of Basket Value

United States (continued)
Zimmer Biomet Holdings, Inc.	(734)	$(90,399)	(0.7)%

		(30,355,961)

Total Reference Entity — Short		(77,172,352)

Net Value of Reference Entity — Citibank NA		$13,198,015

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Credit Suisse International, as of April 30, 2019, expiration dates 02/13/20-02/08/23:

	Shares	Value	% of Basket Value

Reference Entity — Long

Australia
BHP Group plc	15,565	367,405	2.7
Cochlear Ltd.	506	66,886	0.5
Goodman Group	8,918	82,987	0.6
Telstra Corp. Ltd.	25,082	59,741	0.5

		577,019

Austria
OMV AG	3,095	166,013	1.2

Belgium
Colruyt SA	1,247	90,020	0.7
Groupe Bruxelles Lambert SA	1,504	144,023	1.1
Proximus SADP	1,905	53,354	0.4
Solvay SA	313	37,740	0.3
Telenet Group Holding NV	410	21,776	0.1
UCB SA	3,518	279,607	2.1

		626,520

Canada
Canadian Natural Resources Ltd.	739	22,186	0.2
Magna International, Inc.	1,942	108,053	0.8
Rogers Communications, Inc.	3,081	155,119	1.2
Royal Bank of Canada	6,307	502,649	3.7
Sun Life Financial, Inc.	7,988	331,874	2.5
Suncor Energy, Inc.	8,331	274,736	2.0
Thomson Reuters Corp.	5,675	350,942	2.6

		1,745,559

China
Agricultural Bank of China Ltd.	385,000	177,942	1.3
Anhui Conch Cement Co. Ltd.	59,000	360,125	2.7
Bank of Communications Co. Ltd.	1,051,000	886,441	6.6
China Petroleum & Chemical Corp.	176,000	135,293	1.0
China Resources Land Ltd.	26,000	113,234	0.8
China Shenhua Energy Co. Ltd.	87,500	193,678	1.4
China Unicom Hong Kong Ltd.	188,000	223,226	1.6
CNOOC Ltd.	124,000	225,225	1.7
CSPC Pharmaceutical Group Ltd.	158,000	304,977	2.3
Sinopharm Group Co. Ltd.	54,400	213,808	1.6
Tencent Holdings Ltd.	4,700	231,652	1.7

		3,065,601

Denmark
Carlsberg A/S	1,924	248,775	1.8
Coloplast A/S	1,930	208,481	1.6
H Lundbeck A/S	101	4,258	0.0
Novo Nordisk A/S	10,871	532,620	3.9
Novozymes A/S	1,862	86,909	0.7
Pandora A/S	4,725	198,191	1.5

		1,279,234

	Shares	Value	% of Basket Value

Finland
Metso OYJ	1,541	$57,660	0.4%
Neste OYJ	5,063	167,346	1.2
Stora Enso OYJ	7,049	87,785	0.7
UPM-Kymmene OYJ	4,197	118,501	0.9

		431,292

France
Arkema SA	1,785	183,277	1.4
AXA SA	9,206	245,492	1.8
Carrefour SA	2,388	46,523	0.3
Cie de Saint-Gobain	4,206	172,446	1.3
Cie Plastic Omnium SA	6,073	183,996	1.4
Covivio	396	42,861	0.3
Credit Agricole SA	23,812	326,987	2.4
Dassault Systemes SE	1,831	289,962	2.1
Eiffage SA	644	67,241	0.5
Kering SA	138	81,662	0.6
Legrand SA	1,271	93,486	0.7
L’Oreal SA	1,659	456,312	3.4
LVMH Moet Hennessy Louis Vuitton SE	72	28,268	0.2
Orange SA	14,501	226,630	1.7
Peugeot SA	28,229	740,133	5.5
Publicis Groupe SA	3,669	218,072	1.6
Sanofi	1,812	158,096	1.2
Schneider Electric SE	1,525	129,070	0.9
TOTAL SA	3,664	203,684	1.5
Ubisoft Entertainment SA	2,971	283,844	2.1
Veolia Environnement SA	2,783	65,825	0.5

		4,243,867

Germany
adidas AG	1,084	279,225	2.1
Allianz SE (Registered)	3,417	825,937	6.1
BASF SE	4,628	377,834	2.8
Continental AG	190	31,519	0.2
Covestro AG	3,441	189,075	1.4
Deutsche Post AG (Registered)	5,043	175,297	1.3
Deutsche Telekom AG (Registered)	39,985	669,945	5.0
Evonik Industries AG	3,590	107,171	0.8
Fresenius Medical Care AG & Co. KGaA	574	48,379	0.4
Hannover Rueck SE	957	144,516	1.1
HeidelbergCement AG	2,115	171,146	1.3
Henkel AG & Co. KGaA (Preference)	857	86,740	0.6
HOCHTIEF AG	312	46,647	0.3
HUGO BOSS AG	2,396	167,418	1.2
MTU Aero Engines AG	102	24,065	0.2
Muenchener Rueckversicherungs- Gesellschaft AG (Registered)	831	206,798	1.5
ProSiebenSat.1 Media SE	9,153	144,696	1.1
RWE AG	4,343	111,398	0.8
TUI AG	712	7,928	0.1
Volkswagen AG	4,438	795,720	5.9

		4,611,454

Hong Kong
CK Asset Holdings Ltd.	80,500	647,263	4.8
CLP Holdings Ltd.	58,500	663,955	4.9
Hang Seng Bank Ltd.	12,000	315,284	2.3
Link REIT	4,000	46,736	0.3
Power Assets Holdings Ltd.	49,500	345,271	2.6
Sino Biopharmaceutical Ltd.	217,000	208,925	1.6
Sun Hung Kai Properties Ltd.	13,500	232,988	1.7

26

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

Hong Kong (continued)
Techtronic Industries Co. Ltd.	78,500	$568,065	4.2%

		3,028,487

Ireland
AerCap Holdings NV	1,362	67,610	0.5

Italy
Assicurazioni Generali SpA	4,378	84,942	0.6
Enel SpA	33,999	215,287	1.6
Eni SpA	7,639	130,177	1.0
Moncler SpA	1,331	54,723	0.4
Poste Italiane SpA	2,133	22,796	0.2
Recordati SpA	2,347	94,837	0.7
Telecom Italia SpA	32,035	17,933	0.1

		620,695

Japan
Aisin Seiki Co. Ltd.	1,100	42,553	0.3
Ajinomoto Co., Inc.	7,100	114,875	0.9
Astellas Pharma, Inc.	31,500	426,632	3.2
Bridgestone Corp.	4,700	186,451	1.4
Canon, Inc.	2,700	74,920	0.6
Central Japan Railway Co.	400	86,016	0.6
Chiba Bank Ltd. (The)	15,600	81,938	0.6
Concordia Financial Group Ltd.	4,600	17,959	0.1
CyberAgent, Inc.	8,800	352,741	2.6
Daikin Industries Ltd.	300	38,196	0.3
Daiwa House Industry Co. Ltd.	2,500	70,074	0.5
Denso Corp.	3,900	170,411	1.3
Dentsu, Inc.	600	24,552	0.2
Fuji Electric Co. Ltd.	9,400	333,239	2.5
FUJIFILM Holdings Corp.	5,000	233,582	1.7
Fujitsu Ltd.	2,900	212,902	1.6
Hitachi High-Technologies Corp.	2,500	111,430	0.8
Hitachi Ltd.	21,200	705,075	5.2
Hoshizaki Corp.	300	19,450	0.1
Isuzu Motors Ltd.	5,500	79,215	0.6
ITOCHU Corp.	1,200	21,652	0.2
Japan Airlines Co. Ltd.	1,700	55,443	0.4
Japan Tobacco, Inc.	4,500	103,984	0.8
JFE Holdings, Inc.	5,100	87,760	0.7
Kajima Corp.	56,000	831,157	6.2
Kikkoman Corp.	7,000	325,956	2.4
Kirin Holdings Co. Ltd.	100	2,275	0.0
Konami Holdings Corp.	200	9,107	0.1
Marubeni Corp.	20,500	146,895	1.1
Mazda Motor Corp.	25,000	295,874	2.2
MEIJI Holdings Co. Ltd.	1,000	78,826	0.6
Mitsubishi Chemical Holdings Corp.	10,200	72,722	0.5
Mitsubishi Electric Corp.	3,900	55,809	0.4
Mitsubishi Heavy Industries Ltd.	700	29,173	0.2
Mitsui Chemicals, Inc.	2,200	54,080	0.4
MS&AD Insurance Group Holdings, Inc.	2,200	68,384	0.5
Nikon Corp.	19,400	270,548	2.0
Nippon Telegraph & Telephone Corp.	24,000	998,602	7.4
Nissan Chemical Corp.	500	22,276	0.2
Nomura Research Institute Ltd.	11,100	543,333	4.0
NSK Ltd.	7,200	74,834	0.6
NTT DOCOMO, Inc.	32,600	707,928	5.2
Omron Corp.	4,400	236,342	1.8
Panasonic Corp.	5,100	46,962	0.3
Pigeon Corp.	1,200	51,379	0.4
Pola Orbis Holdings, Inc.	3,900	123,107	0.9
Recruit Holdings Co. Ltd.	5,300	159,604	1.2
Sekisui Chemical Co. Ltd.	5,500	88,294	0.7

	Shares	Value	% of Basket Value

Japan (continued)
Shimadzu Corp.	10,200	$273,598	2.0%
Shionogi & Co. Ltd.	4,900	286,224	2.1
Sompo Holdings, Inc.	1,300	49,066	0.4
Sony Financial Holdings, Inc.	10,400	213,835	1.6
Subaru Corp.	6,100	149,480	1.1
Sumitomo Chemical Co. Ltd.	19,700	98,283	0.7
Sumitomo Mitsui Financial Group, Inc.	3,500	127,212	0.9
Sumitomo Realty & Development Co. Ltd.	1,000	36,970	0.3
Suzuki Motor Corp.	2,000	91,267	0.7
T&D Holdings, Inc.	9,500	102,895	0.8
Taisei Corp.	1,900	83,600	0.6
Tokio Marine Holdings, Inc.	4,600	233,060	1.7
Toyota Tsusho Corp.	1,000	33,216	0.2
Trend Micro, Inc.	700	34,994	0.3
West Japan Railway Co.	300	22,312	0.2
Yokogawa Electric Corp.	10,600	221,975	1.6

		11,002,504

Luxembourg
Tenaris SA	5,471	75,838	0.6

Macau
Sands China Ltd.	39,200	215,763	1.6

Netherlands
ABN AMRO Group NV	2,764	65,098	0.5
Akzo Nobel NV	774	65,763	0.5
ASR Nederland NV	2,159	96,063	0.7
EXOR NV	2,208	147,235	1.1
Heineken NV	1,561	168,756	1.2
ING Groep NV	9,669	123,377	0.9
Koninklijke Ahold Delhaize NV	7,553	182,039	1.3
Koninklijke DSM NV	1,777	203,238	1.5
Koninklijke Philips NV	2,968	127,457	0.9
Randstad NV	3,680	210,464	1.6
Royal Dutch Shell plc	8,655	277,817	2.1
Wolters Kluwer NV	2,619	182,800	1.4

		1,850,107

Norway
DNB ASA	5,968	114,760	0.8
Equinor ASA	38,189	851,295	6.3
Telenor ASA	15,230	306,152	2.3

		1,272,207

Portugal
Galp Energia SGPS SA	1,615	27,078	0.2

Puerto Rico
Popular, Inc.	2,249	129,790	1.0

Singapore
Ascendas Real Estate Investment Trust	464,300	1,025,626	7.6
Genting Singapore Ltd.	1,044,000	757,023	5.6
Mapletree Industrial Trust	3,900	5,912	0.0

		1,788,561

South Africa
Mondi plc	4,408	96,867	0.7

South Korea
Hana Financial Group, Inc.	604	19,051	0.1
HDC Holdings Co. Ltd.	74	1,091	0.0
KB Financial Group, Inc.	7,389	291,757	2.2
Kia Motors Corp.	9,006	349,108	2.6

27

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

South Korea (continued)
KT&G Corp.	2,055	$179,755	1.3%
LG Household & Health Care Ltd.	95	115,760	0.9
LG Uplus Corp.	28,778	352,507	2.6
NCSoft Corp.	469	211,208	1.6
POSCO	1,278	279,733	2.1
Samsung C&T Corp.	2,735	240,398	1.8
Samsung Electro-Mechanics Co. Ltd.	3,068	285,963	2.1
Samsung Electronics Co. Ltd.	20,691	813,513	6.0
Samsung SDS Co. Ltd.	1,486	276,327	2.0
Shinhan Financial Group Co. Ltd.	6,875	259,840	1.9
SK Holdings Co. Ltd.	1,631	358,675	2.7
SK Telecom Co. Ltd.	1,101	233,529	1.7
Woori Financial Group, Inc.	18,864	223,658	1.7

		4,491,873

Spain
ACS Actividades de Construccion y Servicios SA	4,988	229,379	1.7
Banco Bilbao Vizcaya Argentaria SA	9,975	60,656	0.4
Bankinter SA	41,648	332,901	2.5
CaixaBank SA	35,432	112,939	0.8
Endesa SA	1,964	48,999	0.4
Iberdrola SA	7,802	70,900	0.5
Red Electrica Corp. SA	1,706	35,406	0.3
Repsol SA	19,181	325,476	2.4
Telefonica SA	13,537	112,863	0.8

		1,329,519

Sweden
Atlas Copco AB	27,992	873,751	6.5
Electrolux AB	2,154	52,791	0.4
Hennes & Mauritz AB	3,459	60,356	0.4
Investor AB	2,171	103,539	0.8
Sandvik AB	8,248	152,739	1.1
SKF AB	359	6,664	0.0
Svenska Cellulosa AB SCA	5,974	52,152	0.4
Swedbank AB	1,198	19,574	0.1
Swedish Match AB	3,072	149,789	1.1
Telia Co. AB	12,788	54,484	0.4

		1,525,839

Switzerland
Adecco Group AG (Registered)	6,600	379,190	2.8
Alcon, Inc.	55	3,167	0.0
Baloise Holding AG (Registered)	638	109,380	0.8
Kuehne + Nagel International AG (Registered)	477	69,334	0.5
Logitech International SA (Registered)	3,214	125,944	0.9
Nestle SA (Registered)	6,411	617,236	4.6
Novartis AG (Registered)	278	22,779	0.2
Roche Holding AG	154	40,635	0.3
SGS SA (Registered)	41	108,181	0.8
Sonova Holding AG (Registered)	206	41,608	0.3
Straumann Holding AG (Registered)	53	42,833	0.3
Swiss Life Holding AG (Registered)	704	330,970	2.5
Swiss Re AG	667	64,217	0.5
Swisscom AG (Registered)	477	222,260	1.7
Zurich Insurance Group AG	402	128,145	1.0

		2,305,879

United Kingdom
3i Group plc	24,580	343,934	2.5
Associated British Foods plc	6,153	205,525	1.5
Auto Trader Group plc	10,881	80,436	0.6
Aviva plc	40,081	225,100	1.7

	Shares	Value	% of Basket Value

United Kingdom (continued)
Barratt Developments plc	21,101	$165,998	1.2%
Berkeley Group Holdings plc	461	22,615	0.2
British Land Co. plc (The)	29,231	226,794	1.7
Burberry Group plc	9,645	254,213	1.9
Centrica plc	26,907	37,405	0.3
Compass Group plc	8,526	193,999	1.4
Diageo plc	803	33,853	0.3
Direct Line Insurance Group plc	14,950	64,331	0.5
GlaxoSmithKline plc	8,487	174,350	1.3
Imperial Brands plc	1,318	41,936	0.3
InterContinental Hotels Group plc	1,967	127,403	0.9
ITV plc	54,578	97,456	0.7
J Sainsbury plc	68,176	198,068	1.5
Kingfisher plc	12,477	43,023	0.3
Land Securities Group plc	15,871	191,276	1.4
Legal & General Group plc	78,124	284,100	2.1
Marks & Spencer Group plc	18,860	70,353	0.5
Meggitt plc	7,411	52,735	0.4
Next plc	327	24,621	0.2
Pearson plc	8,225	89,101	0.7
Persimmon plc	1,237	36,136	0.3
Royal Mail plc	74,140	244,632	1.8
Sage Group plc (The)	15,969	151,373	1.1
Schroders plc	1,504	62,246	0.5
Segro plc	6,929	61,395	0.5
Smith & Nephew plc	1,291	24,958	0.2
SSE plc	2,147	32,125	0.2
Taylor Wimpey plc	35,731	84,711	0.6
Unilever NV	2,296	138,919	1.0
Unilever plc	1,205	73,041	0.5
United Utilities Group plc	2,113	22,922	0.2
Vodafone Group plc	133,021	246,737	1.8
Wm Morrison Supermarkets plc	51,087	143,995	1.1

		4,571,815

United States
AbbVie, Inc.	2,798	222,133	1.6
Accenture plc	259	47,312	0.4
Acuity Brands, Inc.	328	47,996	0.4
Adobe Systems, Inc.	207	59,875	0.4
Advance Auto Parts, Inc.	378	62,869	0.5
AES Corp.	17,844	305,489	2.3
Aflac, Inc.	3,885	195,726	1.4
Agilent Technologies, Inc.	2,393	187,851	1.4
Air Products & Chemicals, Inc.	424	87,255	0.6
Akamai Technologies, Inc.	5,882	470,913	3.5
Alliance Data Systems Corp.	330	52,833	0.4
Allison Transmission Holdings, Inc.	1,012	47,422	0.4
Allstate Corp. (The)	2,432	240,914	1.8
Alphabet, Inc.	288	344,483	2.6
Ameren Corp.	1,007	73,279	0.5
American Electric Power Co., Inc.	1,832	156,728	1.2
American Express Co.	402	47,126	0.4
American Financial Group, Inc.	336	34,786	0.3
Ameriprise Financial, Inc.	899	131,946	1.0
AmerisourceBergen Corp.	450	33,642	0.3
AMETEK, Inc.	220	19,397	0.1
Amgen, Inc.	2,838	508,910	3.8
Annaly Capital Management, Inc.	7,689	77,582	0.6
ANSYS, Inc.	352	68,922	0.5
Anthem, Inc.	90	23,673	0.2
Apartment Investment & Management Co.	1,039	51,285	0.4
Applied Materials, Inc.	1,725	76,021	0.6
Aspen Technology, Inc.	2,859	348,541	2.6

28

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

United States (continued)
Athene Holding Ltd.	8,068	$364,351	2.7%
Automatic Data Processing, Inc.	1,392	228,831	1.7
AutoZone, Inc.	82	84,321	0.6
AvalonBay Communities, Inc.	815	163,758	1.2
Avery Dennison Corp.	2,032	224,841	1.7
AXA Equitable Holdings, Inc.	3,689	83,703	0.6
Baxter International, Inc.	4,292	327,480	2.4
Best Buy Co., Inc.	2,995	222,858	1.7
Biogen, Inc.	787	180,412	1.3
Boeing Co. (The)	1,241	468,713	3.5
Booz Allen Hamilton Holding Corp.	3,628	215,104	1.6
Boston Properties, Inc.	290	39,910	0.3
Bristol-Myers Squibb Co.	5,828	270,594	2.0
Broadridge Financial Solutions, Inc.	2,257	266,619	2.0
Burlington Stores, Inc.	1,408	237,825	1.8
Cabot Oil & Gas Corp.	1,081	27,987	0.2
Cadence Design Systems, Inc.	2,108	146,253	1.1
Capital One Financial Corp.	2,305	213,973	1.6
Carnival Corp.	708	38,841	0.3
Carnival plc	3,478	184,385	1.4
CBRE Group, Inc.	4,297	223,745	1.7
CBS Corp. (Non-Voting)	4,440	227,639	1.7
CDK Global, Inc.	320	19,302	0.1
CDW Corp.	1,565	165,264	1.2
Celanese Corp.	2,548	274,904	2.0
Celgene Corp.	3,955	374,380	2.8
CenterPoint Energy, Inc.	1,473	45,663	0.3
CH Robinson Worldwide, Inc.	1,633	132,273	1.0
Chemed Corp.	297	97,054	0.7
Chemours Co. (The)	2,721	97,983	0.7
Chevron Corp.	1,930	231,716	1.7
Cintas Corp.	410	89,027	0.7
Cisco Systems, Inc.	5,584	312,425	2.3
CIT Group, Inc.	5,899	314,240	2.3
Citizens Financial Group, Inc.	541	19,584	0.1
Citrix Systems, Inc.	4,623	466,738	3.5
CMS Energy Corp.	2,154	119,655	0.9
Coca-Cola Co. (The)	3,185	156,256	1.2
Colgate-Palmolive Co.	2,118	154,169	1.1
Comerica, Inc.	117	9,195	0.1
Commerce Bancshares, Inc.	1,056	63,814	0.5
ConocoPhillips	3,657	230,830	1.7
Corning, Inc.	7,738	246,455	1.8
Costco Wholesale Corp.	249	61,137	0.5
Crane Co.	345	29,342	0.2
Cullen/Frost Bankers, Inc.	586	59,590	0.4
Cummins, Inc.	1,337	222,330	1.6
Cypress Semiconductor Corp.	772	13,263	0.1
Darden Restaurants, Inc.	837	98,431	0.7
Devon Energy Corp.	3,983	128,014	0.9
Discover Financial Services	2,549	207,718	1.5
Dollar General Corp.	429	54,093	0.4
Donaldson Co., Inc.	978	52,362	0.4
Douglas Emmett, Inc.	613	25,249	0.2
Dover Corp.	843	82,648	0.6
DTE Energy Co.	23	2,891	0.0
Duke Energy Corp.	646	58,864	0.4
Duke Realty Corp.	2,290	71,265	0.5
E*TRADE Financial Corp.	1,587	80,397	0.6
East West Bancorp, Inc.	81	4,170	0.0
Eastman Chemical Co.	70	5,522	0.0
Eaton Corp. plc	1,272	105,347	0.8
eBay, Inc.	2,234	86,568	0.6
Edwards Lifesciences Corp.	116	20,424	0.2

	Shares	Value	% of Basket Value

United States (continued)
Eli Lilly & Co.	1,674	$195,925	1.5%
Emerson Electric Co.	3,663	260,036	1.9
Encompass Health Corp.	1,233	79,467	0.6
Entergy Corp.	5,904	572,098	4.2
Equity LifeStyle Properties, Inc.	687	80,173	0.6
Equity Residential	3,583	273,813	2.0
Essex Property Trust, Inc.	94	26,555	0.2
Estee Lauder Cos., Inc. (The)	648	111,333	0.8
Euronet Worldwide, Inc.	211	31,627	0.2
Evergy, Inc.	1	58	0.0
Exelon Corp.	17,180	875,321	6.5
Expeditors International of Washington, Inc.	4,264	338,647	2.5
Extra Space Storage, Inc.	346	35,877	0.3
Exxon Mobil Corp.	2,740	219,967	1.6
F5 Networks, Inc.	662	103,868	0.8
Fair Isaac Corp.	104	29,094	0.2
Fastenal Co.	1,258	88,752	0.7
Federal Realty Investment Trust	351	46,981	0.3
Ferguson plc	18	1,281	0.0
Fidelity National Information Services, Inc.	342	39,648	0.3
Fifth Third Bancorp	49	1,412	0.0
FirstEnergy Corp.	376	15,803	0.1
Fiserv, Inc.	344	30,011	0.2
FLIR Systems, Inc.	1,047	55,428	0.4
Foot Locker, Inc.	1,824	104,351	0.8
Fortinet, Inc.	3,612	337,433	2.5
Fortune Brands Home & Security, Inc.	549	28,976	0.2
Franklin Resources, Inc.	2,475	85,610	0.6
Gap, Inc. (The)	3,897	101,634	0.8
Garmin Ltd.	732	62,762	0.5
General Motors Co.	776	30,225	0.2
Gentex Corp.	1,079	24,849	0.2
Gilead Sciences, Inc.	3,254	211,640	1.6
Graco, Inc.	533	27,316	0.2
H&R Block, Inc.	6,550	178,226	1.3
Haemonetics Corp.	1,022	89,200	0.7
Harley-Davidson, Inc.	523	19,471	0.1
Hartford Financial Services Group, Inc. (The)	5,702	298,272	2.2
HCA Healthcare, Inc.	2,949	375,201	2.8
HD Supply Holdings, Inc.	930	42,492	0.3
Helmerich & Payne, Inc.	750	43,890	0.3
Henry Schein, Inc.	1,575	100,895	0.7
Herbalife Nutrition Ltd.	3,057	161,562	1.2
Hershey Co. (The)	1,600	199,760	1.5
Hewlett Packard Enterprise Co.	12,053	190,558	1.4
Hill-Rom Holdings, Inc.	581	58,925	0.4
HollyFrontier Corp.	2,995	142,951	1.1
Home Depot, Inc. (The)	1,024	208,589	1.5
Honeywell International, Inc.	2,492	432,686	3.2
Host Hotels & Resorts, Inc.	5,546	106,705	0.8
HP, Inc.	10,182	203,131	1.5
Huntsman Corp.	21,042	467,974	3.5
IAC/InterActiveCorp	111	24,957	0.2
IDEX Corp.	1,481	232,013	1.7
IDEXX Laboratories, Inc.	892	206,944	1.5
Ingersoll-Rand plc	1,371	168,098	1.2
Intel Corp.	3,591	183,285	1.4
International Business Machines Corp.	1,239	173,795	1.3
International Paper Co.	1,963	91,888	0.7
Interpublic Group of Cos., Inc. (The)	913	20,999	0.2

29

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

United States (continued)
Intuit, Inc.	1,159	$290,979	2.2%
Ionis Pharmaceuticals, Inc.	3,105	230,795	1.7
Jack Henry & Associates, Inc.	152	22,657	0.2
Johnson & Johnson	2,146	303,015	2.2
Jones Lang LaSalle, Inc.	59	9,120	0.1
Juniper Networks, Inc.	1,318	36,601	0.3
Kellogg Co.	379	22,854	0.2
Kohl’s Corp.	3,280	233,208	1.7
Kroger Co. (The)	1,678	43,259	0.3
Lamar Advertising Co.	171	14,137	0.1
Lamb Weston Holdings, Inc.	2,131	149,277	1.1
Lear Corp.	1,874	267,982	2.0
Lennox International, Inc.	758	205,759	1.5
Liberty Media Corp-Liberty SiriusXM	1,869	75,059	0.6
Liberty Property Trust	3,074	152,593	1.1
Lincoln Electric Holdings, Inc.	2,897	252,821	1.9
Lincoln National Corp.	784	52,308	0.4
Loews Corp.	490	25,132	0.2
Lowe’s Cos., Inc.	497	56,231	0.4
Lululemon Athletica, Inc.	474	83,590	0.6
LyondellBasell Industries NV	3,274	288,865	2.1
M&T Bank Corp.	160	27,211	0.2
Macy’s, Inc.	1,088	25,612	0.2
ManpowerGroup, Inc.	931	89,413	0.7
Masco Corp.	5,318	207,721	1.5
Maxim Integrated Products, Inc.	2,109	126,540	0.9
McDonald’s Corp.	294	58,086	0.4
McKesson Corp.	320	38,160	0.3
Merck & Co., Inc.	1,532	120,584	0.9
MetLife, Inc.	7,645	352,664	2.6
Mettler-Toledo International, Inc.	482	359,215	2.7
Microsoft Corp.	209	27,295	0.2
Mondelez International, Inc.	1,915	97,378	0.7
Morgan Stanley	652	31,459	0.2
Motorola Solutions, Inc.	2,459	356,334	2.6
National Retail Properties, Inc.	1,918	100,925	0.7
NetApp, Inc.	724	52,743	0.4
News Corp.	6,672	82,866	0.6
NIKE, Inc.	5,296	465,148	3.4
Norfolk Southern Corp.	343	69,979	0.5
NRG Energy, Inc.	5,826	239,856	1.8
Nucor Corp.	1,717	97,989	0.7
Occidental Petroleum Corp.	1,074	63,237	0.5
OGE Energy Corp.	1,868	79,091	0.6
Old Dominion Freight Line, Inc.	307	45,829	0.3
Omnicom Group, Inc.	524	41,936	0.3
ON Semiconductor Corp.	2,072	47,780	0.4
Oracle Corp.	2,773	153,430	1.1
O’Reilly Automotive, Inc.	105	39,750	0.3
Oshkosh Corp.	1,481	122,316	0.9
PACCAR, Inc.	1,178	84,427	0.6
Park Hotels & Resorts, Inc.	2,697	86,520	0.6
Parker-Hannifin Corp.	17	3,078	0.0
Paychex, Inc.	2,344	197,623	1.5
Pentair plc	1,031	40,199	0.3
People’s United Financial, Inc.	2,962	51,213	0.4
PepsiCo, Inc.	2,730	349,577	2.6
Pfizer, Inc.	4,415	179,293	1.3
Philip Morris International, Inc.	1,593	137,890	1.0
Phillips 66	4,808	453,250	3.4
Pinnacle West Capital Corp.	3,412	325,061	2.4
PRA Health Sciences, Inc.	298	28,852	0.2
Progressive Corp. (The)	2,341	182,949	1.4
Public Service Enterprise Group, Inc.	1,447	86,314	0.6

	Shares	Value	% of Basket Value

United States (continued)
Public Storage	947	$209,457	1.6%
PulteGroup, Inc.	3,294	103,629	0.8
Qorvo, Inc.	1,225	92,622	0.7
Ralph Lauren Corp.	266	35,000	0.3
Regeneron Pharmaceuticals, Inc.	54	18,530	0.1
Regions Financial Corp.	203	3,153	0.0
Reliance Steel & Aluminum Co.	1,343	123,502	0.9
Robert Half International, Inc.	4,844	300,764	2.2
Rockwell Automation, Inc.	625	112,944	0.8
Ross Stores, Inc.	1,727	168,659	1.2
S&P Global, Inc.	447	98,635	0.7
Seagate Technology plc	3,174	153,368	1.1
ServiceNow, Inc.	332	90,141	0.7
Simon Property Group, Inc.	610	105,957	0.8
Sirius XM Holdings, Inc.	25,875	150,334	1.1
SL Green Realty Corp.	1,269	112,103	0.8
Snap-on, Inc.	461	77,577	0.6
Southern Co. (The)	373	19,851	0.1
Southwest Airlines Co.	3,557	192,896	1.4
Spirit AeroSystems Holdings, Inc.	283	24,593	0.2
Starbucks Corp.	3,182	247,178	1.8
Steel Dynamics, Inc.	29	919	0.0
Stryker Corp.	748	141,305	1.0
SunTrust Banks, Inc.	637	41,711	0.3
Synchrony Financial	3,406	118,086	0.9
Synopsys, Inc.	3,536	428,139	3.2
Synovus Financial Corp.	3,073	113,271	0.8
Sysco Corp.	1,384	97,392	0.7
Tapestry, Inc.	508	16,393	0.1
TD Ameritrade Holding Corp.	621	32,652	0.2
Teledyne Technologies, Inc.	963	239,315	1.8
Teradyne, Inc.	3,760	184,240	1.4
Texas Instruments, Inc.	3,113	366,805	2.7
TJX Cos., Inc. (The)	15,160	831,981	6.2
Torchmark Corp.	2,340	205,124	1.5
Toro Co. (The)	7,336	536,628	4.0
Total System Services, Inc.	496	50,711	0.4
Tractor Supply Co.	1,658	171,603	1.3
TripAdvisor, Inc.	1,104	58,766	0.4
Tyson Foods, Inc.	1,153	86,487	0.6
Ubiquiti Networks, Inc.	853	145,394	1.1
UDR, Inc.	1,291	58,030	0.4
UGI Corp.	1,853	101,007	0.7
Union Pacific Corp.	457	80,907	0.6
United Continental Holdings, Inc.	1,625	144,398	1.1
United Parcel Service, Inc.	712	75,629	0.6
United Therapeutics Corp.	1,887	193,550	1.4
UnitedHealth Group, Inc.	128	29,833	0.2
Universal Health Services, Inc.	180	22,837	0.2
Unum Group	282	10,411	0.1
US Bancorp	2,218	118,264	0.9
Valero Energy Corp.	975	88,394	0.7
Varian Medical Systems, Inc.	469	63,864	0.5
VeriSign, Inc.	1,025	202,386	1.5
Vertex Pharmaceuticals, Inc.	305	51,539	0.4
Viacom, Inc.	8,079	233,564	1.7
Visa, Inc.	8,332	1,370,031	10.1
VMware, Inc.	1,035	211,275	1.6
Voya Financial, Inc.	5,576	306,067	2.3
Walgreens Boots Alliance, Inc.	1,394	74,677	0.6
Walmart, Inc.	1,556	160,019	1.2
Waste Management, Inc.	2,448	262,768	1.9
WEC Energy Group, Inc.	2,614	205,016	1.5
West Pharmaceutical Services, Inc.	1,140	141,121	1.0

30

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

United States (continued)
Western Union Co. (The)	2,395	$46,559	0.3%
Williams-Sonoma, Inc.	1,760	100,619	0.7
WW Grainger, Inc.	186	52,452	0.4
Xcel Energy, Inc.	3,628	204,982	1.5
Xerox Corp.	1,829	61,015	0.5
YUM! BRANDS, Inc.	6,321	659,849	4.9
Zebra Technologies Corp.	366	77,277	0.6
Zions Bancorp	1,943	95,848	0.7
Zoetis, Inc.	545	55,503	0.4

		43,018,583

Total Reference Entity — Long		94,165,574

Reference Entity — Short

Australia
Aristocrat Leisure Ltd.	(1,178)	(21,685)	(0.2)
Transurban Group	(94,601)	(895,818)	(6.6)

		(917,503)

Austria
Erste Group Bank AG	(1,403)	(56,178)	(0.4)
Verbund AG	(776)	(38,534)	(0.3)

		(94,712)

Belgium
Anheuser-Busch InBev SA	(2,912)	(258,897)	(1.9)
KBC Group NV	(3,853)	(286,031)	(2.1)
Umicore SA	(13,731)	(532,869)	(4.0)

		(1,077,797)

Canada
Barrick Gold Corp.	(1,710)	(21,751)	(0.2)
Restaurant Brands International, Inc.	(413)	(26,944)	(0.2)

		(48,695)

Chile
Antofagasta plc	(17,920)	(213,029)	(1.6)

Denmark
Danske Bank A/S	(11,845)	(210,530)	(1.6)
DSV A/S	(661)	(61,253)	(0.4)
Orsted A/S	(1,037)	(79,392)	(0.6)
Tryg A/S	(1,156)	(35,379)	(0.3)

		(386,554)

Finland
Elisa OYJ	(4,328)	(183,638)	(1.4)
Fortum OYJ	(1,626)	(34,488)	(0.3)
Kone OYJ	(5,730)	(314,853)	(2.3)
Nokia OYJ	(73,455)	(385,978)	(2.9)
Nordea Bank Abp	(35,287)	(277,615)	(2.0)
Wartsila OYJ Abp	(3,267)	(52,313)	(0.4)

		(1,248,885)

France
Accor SA	(13,137)	(553,426)	(4.1)
Aeroports de Paris	(654)	(133,228)	(1.0)
Air Liquide SA	(1,249)	(166,157)	(1.2)
Airbus SE	(746)	(102,150)	(0.8)
Amundi SA	(1,868)	(134,397)	(1.0)
Atos SE	(690)	(71,146)	(0.5)
Bouygues SA	(1,334)	(50,215)	(0.4)
Bureau Veritas SA	(3,153)	(79,924)	(0.6)
Edenred	(144)	(6,789)	(0.1)
Electricite de France SA	(4,087)	(59,024)	(0.4)
EssilorLuxottica SA	(1,195)	(145,597)	(1.1)
Getlink	(1,142)	(18,382)	(0.1)

	Shares	Value	% of Basket Value

France (continued)
Hermes International	(187)	$(131,567)	(1.0)%
Iliad SA	(3,138)	(319,690)	(2.4)
Natixis SA	(94,193)	(555,055)	(4.1)
Orpea	(2,684)	(327,471)	(2.4)
Pernod Ricard SA	(648)	(112,990)	(0.8)
Remy Cointreau SA	(259)	(34,511)	(0.3)
Renault SA	(1,044)	(71,228)	(0.5)
Rubis SCA	(1,541)	(84,524)	(0.6)
Safran SA	(2,244)	(327,088)	(2.4)
SCOR SE	(4,285)	(174,933)	(1.3)
Societe Generale SA	(1,824)	(57,842)	(0.4)
Suez	(357)	(5,015)	0.0
Teleperformance	(131)	(25,184)	(0.2)

		(3,747,533)

Germany
Bayer AG (Registered)	(1,302)	(86,656)	(0.6)
Bayerische Motoren Werke AG	(859)	(73,280)	(0.5)
Carl Zeiss Meditec AG	(1,234)	(121,376)	(0.9)
Commerzbank AG	(19,156)	(172,660)	(1.3)
Daimler AG (Registered)	(2,702)	(177,348)	(1.3)
Delivery Hero SE	(10,056)	(463,446)	(3.4)
Deutsche Bank AG (Registered)	(58,073)	(481,569)	(3.6)
Deutsche Boerse AG	(842)	(112,510)	(0.8)
Deutsche Wohnen AG	(2,475)	(111,488)	(0.8)
E.ON SE	(15,920)	(171,167)	(1.3)
Infineon Technologies AG	(4,161)	(98,639)	(0.7)
Innogy SE	(305)	(14,159)	(0.1)
KION Group AG	(5,013)	(344,858)	(2.6)
Porsche Automobil Holding SE (Preference)	(1,283)	(89,191)	(0.7)
Siemens AG (Registered)	(1,332)	(159,710)	(1.2)
Siemens Healthineers AG	(1,446)	(61,895)	(0.5)
Symrise AG	(1,399)	(134,473)	(1.0)
Telefonica Deutschland Holding AG	(20,757)	(67,422)	(0.5)
thyssenkrupp AG	(19,930)	(280,986)	(2.1)
Uniper SE	(5,307)	(161,032)	(1.2)
United Internet AG (Registered)	(6,371)	(256,145)	(1.9)
Vonovia SE	(2,214)	(110,648)	(0.8)
Wirecard AG	(896)	(135,356)	(1.0)
Zalando SE	(4,022)	(189,195)	(1.4)

		(4,075,209)

Italy
Atlantia SpA	(4,929)	(134,565)	(1.0)
Ferrari NV	(540)	(73,241)	(0.5)
Leonardo SpA	(15,709)	(181,672)	(1.4)
Mediobanca Banca di Credito Finanziario SpA	(16,713)	(177,146)	(1.3)
Snam SpA	(37,392)	(190,358)	(1.4)
UniCredit SpA	(1,361)	(18,842)	(0.1)

		(775,824)

Japan
Aeon Co. Ltd.	(8,400)	(155,287)	(1.1)
ANA Holdings, Inc.	(500)	(17,498)	(0.1)
Asahi Group Holdings Ltd.	(1,200)	(52,324)	(0.4)
Daifuku Co. Ltd.	(4,700)	(289,147)	(2.1)
Daiichi Sankyo Co. Ltd.	(700)	(34,611)	(0.3)
Daiwa Securities Group, Inc.	(28,000)	(130,335)	(1.0)
Don Quijote Holdings Co. Ltd.	(1,400)	(90,222)	(0.7)
FamilyMart UNY Holdings Co. Ltd.	(14,000)	(373,332)	(2.8)
FANUC Corp.	(3,200)	(601,202)	(4.4)
Fast Retailing Co. Ltd.	(200)	(115,718)	(0.9)
Idemitsu Kosan Co. Ltd.	(1,000)	(32,492)	(0.2)
Japan Post Bank Co. Ltd.	(10,000)	(110,103)	(0.8)

31

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

Japan (continued)
Japan Post Holdings Co. Ltd.	(32,200)	$(360,629)	(2.7)%
Japan Real Estate Investment Corp.	(26)	(144,122)	(1.1)
JXTG Holdings, Inc.	(19,600)	(95,358)	(0.7)
KDDI Corp.	(5,200)	(119,847)	(0.9)
Keyence Corp.	(900)	(562,314)	(4.2)
Komatsu Ltd.	(6,900)	(178,230)	(1.3)
Kubota Corp.	(11,600)	(176,613)	(1.3)
Kyocera Corp.	(800)	(51,988)	(0.4)
Kyushu Railway Co.	(6,600)	(215,056)	(1.6)
LINE Corp.	(3,200)	(107,214)	(0.8)
M3, Inc.	(20,200)	(360,604)	(2.7)
Makita Corp.	(2,300)	(83,912)	(0.6)
MINEBEA MITSUMI, Inc.	(6,300)	(112,358)	(0.8)
Mitsubishi Corp.	(4,800)	(132,229)	(1.0)
Mitsubishi Motors Corp.	(86,600)	(486,306)	(3.6)
Mitsubishi UFJ Financial Group, Inc.	(33,900)	(168,196)	(1.2)
Mitsui Fudosan Co. Ltd.	(9,800)	(226,987)	(1.7)
Murata Manufacturing Co. Ltd.	(6,600)	(331,410)	(2.5)
NEC Corp.	(6,300)	(212,770)	(1.6)
Nexon Co. Ltd.	(29,700)	(422,785)	(3.1)
NGK Insulators Ltd.	(2,400)	(35,649)	(0.3)
Nidec Corp.	(1,000)	(142,839)	(1.1)
Nintendo Co. Ltd.	(400)	(137,766)	(1.0)
Nitori Holdings Co. Ltd.	(1,900)	(226,675)	(1.7)
Nomura Holdings, Inc.	(12,600)	(47,706)	(0.4)
Obic Co. Ltd.	(1,200)	(139,315)	(1.0)
Ono Pharmaceutical Co. Ltd.	(2,000)	(37,570)	(0.3)
Oriental Land Co. Ltd.	(800)	(88,487)	(0.7)
Rakuten, Inc.	(7,600)	(85,025)	(0.6)
Resona Holdings, Inc.	(13,500)	(57,309)	(0.4)
Ricoh Co. Ltd.	(2,300)	(23,269)	(0.2)
Rohm Co. Ltd.	(500)	(36,870)	(0.3)
Seibu Holdings, Inc.	(11,200)	(182,319)	(1.3)
Sekisui House Ltd.	(4,900)	(79,004)	(0.6)
Seven & i Holdings Co. Ltd.	(1,300)	(44,990)	(0.3)
SG Holdings Co. Ltd.	(2,300)	(61,592)	(0.5)
Sharp Corp.	(26,200)	(292,274)	(2.2)
SMC Corp.	(700)	(292,366)	(2.2)
SoftBank Group Corp.	(1,100)	(116,635)	(0.9)
Sumitomo Dainippon Pharma Co. Ltd.	(900)	(19,884)	(0.1)
Sumitomo Electric Industries Ltd.	(3,100)	(41,248)	(0.3)
Sumitomo Metal Mining Co. Ltd.	(1,600)	(50,326)	(0.4)
Sumitomo Mitsui Trust Holdings, Inc.	(1,100)	(38,380)	(0.3)
Sysmex Corp.	(1,600)	(91,683)	(0.7)
Takeda Pharmaceutical Co. Ltd.	(2,600)	(95,944)	(0.7)
TDK Corp.	(1,900)	(166,467)	(1.2)
Terumo Corp.	(1,800)	(54,322)	(0.4)
Tokyu Corp.	(16,800)	(274,270)	(2.0)
Toray Industries, Inc.	(14,700)	(100,593)	(0.7)
TOTO Ltd.	(3,600)	(152,596)	(1.1)
Toyota Industries Corp.	(3,900)	(221,067)	(1.6)
Toyota Motor Corp.	(4,700)	(290,979)	(2.2)
Unicharm Corp.	(10,000)	(330,018)	(2.4)
Yahoo Japan Corp.	(23,200)	(61,932)	(0.5)
Yamaha Motor Co. Ltd.	(1,700)	(35,057)	(0.3)
Yamato Holdings Co. Ltd.	(2,700)	(58,654)	(0.4)
ZOZO, Inc.	(14,600)	(259,347)	(1.9)

		(11,021,626)

Luxembourg
Eurofins Scientific SE	(695)	(318,260)	(2.4)
SES SA	(2,971)	(50,550)	(0.4)

		(368,810)

	Shares	Value	% of Basket Value

Netherlands
Aegon NV	(34,794)	$(181,630)	(1.3)%
NN Group NV	(879)	(38,359)	(0.3)
NXP Semiconductors NV	(4,291)	(453,215)	(3.4)

		(673,204)

Norway
Aker BP ASA	(4,413)	(145,662)	(1.1)
Mowi ASA	(5,538)	(120,150)	(0.9)
Norsk Hydro ASA	(27,082)	(116,644)	(0.9)
Yara International ASA	(1,027)	(46,435)	(0.3)

		(428,891)

Singapore
DBS Group Holdings Ltd.	(3,900)	(81,102)	(0.6)

South Korea
Amorepacific Corp.	(1,557)	(277,259)	(2.1)
Celltrion, Inc.	(1,255)	(228,259)	(1.7)
Hyundai Heavy Industries Co. Ltd.	(806)	(86,064)	(0.6)
Hyundai Mobis Co. Ltd.	(1,403)	(279,864)	(2.1)
Hyundai Motor Co.	(4,812)	(571,187)	(4.2)
Kakao Corp.	(6,288)	(647,430)	(4.8)
LG Chem Ltd.	(728)	(225,828)	(1.7)
LG Display Co. Ltd.	(4,844)	(82,371)	(0.6)
Lotte Chemical Corp.	(155)	(35,714)	(0.3)
NAVER Corp.	(367)	(37,585)	(0.3)
Netmarble Corp.	(382)	(41,747)	(0.3)
Samsung Biologics Co. Ltd.	(711)	(207,224)	(1.5)
Samsung Life Insurance Co. Ltd.	(432)	(31,423)	(0.2)
Samsung SDI Co. Ltd.	(1,716)	(348,427)	(2.6)
SK Innovation Co. Ltd.	(522)	(81,619)	(0.6)
S-Oil Corp.	(1,130)	(89,099)	(0.7)

		(3,271,100)

Spain
Banco de Sabadell SA	(83,170)	(96,838)	(0.7)
Bankia SA	(172,501)	(477,769)	(3.5)
Cellnex Telecom SA	(16,779)	(516,861)	(3.8)
Ferrovial SA	(19,937)	(491,639)	(3.7)
Industria de Diseno Textil SA	(2,021)	(61,193)	(0.5)
Merlin Properties Socimi SA	(16,054)	(218,984)	(1.6)

		(1,863,284)

Sweden
Assa Abloy AB	(2,212)	(47,287)	(0.3)
Epiroc AB	(2,521)	(26,061)	(0.2)
Essity AB	(3,829)	(113,533)	(0.8)
Hexagon AB	(4,216)	(230,330)	(1.7)
ICA Gruppen AB	(8,450)	(305,626)	(2.3)
Kinnevik AB	(3,150)	(91,795)	(0.7)
Skandinaviska Enskilda Banken AB	(3,442)	(32,863)	(0.2)
Svenska Handelsbanken AB	(27,381)	(299,085)	(2.2)
Tele2 AB	(14,604)	(195,103)	(1.4)
Telefonaktiebolaget LM Ericsson	(7,595)	(75,131)	(0.6)

		(1,416,814)

Switzerland
Barry Callebaut AG (Registered)	(29)	(53,173)	(0.4)
Cie Financiere Richemont SA (Registered)	(4,979)	(363,976)	(2.7)
Clariant AG (Registered)	(3,093)	(63,637)	(0.5)
Givaudan SA (Registered)	(45)	(116,519)	(0.9)
Glencore plc	(107,809)	(427,739)	(3.2)
Julius Baer Group Ltd.	(4,193)	(202,542)	(1.5)
LafargeHolcim Ltd. (Registered)	(1,176)	(60,373)	(0.4)
Lonza Group AG (Registered)	(1,052)	(324,888)	(2.4)
Sika AG (Registered)	(161)	(24,669)	(0.2)

32

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

Switzerland (continued)
Swatch Group AG (The)	(397)	$(121,160)	(0.9)%
UBS Group AG (Registered)	(18,012)	(241,531)	(1.8)

		(2,000,207)

United Arab Emirates
NMC Health plc	(4,173)	(154,100)	(1.1)

United Kingdom
Ashtead Group plc	(1,307)	(36,292)	(0.3)
AstraZeneca plc	(672)	(50,064)	(0.4)
BAE Systems plc	(46,959)	(301,819)	(2.2)
BT Group plc	(7,342)	(21,909)	(0.2)
Bunzl plc	(3,671)	(110,721)	(0.8)
CNH Industrial NV	(640)	(6,958)	(0.1)
Coca-Cola European Partners plc	(1,335)	(71,543)	(0.5)
Croda International plc	(537)	(36,376)	(0.3)
DCC plc	(2,512)	(224,850)	(1.7)
DS Smith plc	(14,304)	(66,809)	(0.5)
easyJet plc	(20,478)	(310,281)	(2.3)
Hargreaves Lansdown plc	(10,059)	(297,132)	(2.2)
Hiscox Ltd.	(6,336)	(138,585)	(1.0)
HSBC Holdings plc	(20,981)	(182,807)	(1.4)
Informa plc	(27,835)	(283,027)	(2.1)
Intertek Group plc	(285)	(19,934)	(0.1)
Janus Henderson Group plc	(9,589)	(240,396)	(1.8)
Just Eat plc	(25,018)	(228,715)	(1.7)
Linde plc	(5,638)	(1,016,306)	(7.5)
London Stock Exchange Group plc	(3,161)	(207,246)	(1.5)
Melrose Industries plc	(112,306)	(297,156)	(2.2)
Micro Focus International plc	(881)	(22,332)	(0.2)
National Grid plc	(3,296)	(36,111)	(0.3)
Ocado Group plc	(41,265)	(734,614)	(5.4)
Reckitt Benckiser Group plc	(4,358)	(352,590)	(2.6)
Rentokil Initial plc	(86,590)	(441,281)	(3.3)
Rightmove plc	(15,679)	(110,868)	(0.8)
Rolls-Royce Holdings plc	(516,672)	(86,601)	(0.6)
Royal Bank of Scotland Group plc	(55,770)	(174,634)	(1.3)
Smiths Group plc	(9,884)	(196,786)	(1.5)
Standard Chartered plc	(7,231)	(66,114)	(0.5)
Standard Life Aberdeen plc	(23,638)	(86,125)	(0.6)
Tesco plc	(71,155)	(232,153)	(1.7)
Whitbread plc	(2,815)	(163,887)	(1.2)

		(6,853,022)

United States
3M Co.	(497)	(94,186)	(0.7)
Abbott Laboratories	(1,648)	(131,115)	(1.0)
ABIOMED, Inc.	(335)	(92,932)	(0.7)
Activision Blizzard, Inc.	(1,607)	(77,473)	(0.6)
Advanced Micro Devices, Inc.	(7,249)	(200,290)	(1.5)
Alaska Air Group, Inc.	(2,083)	(128,938)	(1.0)
Alexandria Real Estate Equities, Inc.	(540)	(76,891)	(0.6)
Align Technology, Inc.	(438)	(142,210)	(1.1)
Alleghany Corp.	(49)	(32,187)	(0.2)
Allergan plc	(849)	(124,803)	(0.9)
Alliant Energy Corp.	(3,510)	(165,777)	(1.2)
Alnylam Pharmaceuticals, Inc.	(3,318)	(296,430)	(2.2)
Altria Group, Inc.	(1,297)	(70,466)	(0.5)
American Airlines Group, Inc.	(5,016)	(171,447)	(1.3)
American Campus Communities, Inc.	(2,141)	(101,055)	(0.7)
American Homes 4 Rent	(102)	(2,446)	0.0
American International Group, Inc.	(2,186)	(103,988)	(0.8)
American Water Works Co., Inc.	(1,746)	(188,900)	(1.4)
Amphenol Corp.	(1,725)	(171,741)	(1.3)
Analog Devices, Inc.	(4,657)	(541,330)	(4.0)
AptarGroup, Inc.	(547)	(60,848)	(0.4)

	Shares	Value	% of Basket Value

United States (continued)
Aramark	(122)	$(3,792)	0.0%
Archer-Daniels-Midland Co.	(1,211)	(54,011)	(0.4)
Arconic, Inc.	(8,597)	(184,664)	(1.4)
Arista Networks, Inc.	(604)	(188,623)	(1.4)
Arrow Electronics, Inc.	(1,347)	(113,835)	(0.8)
Assurant, Inc.	(747)	(70,965)	(0.5)
AT&T, Inc.	(1,946)	(60,248)	(0.4)
Atlassian Corp. plc	(3,698)	(407,335)	(3.0)
Autodesk, Inc.	(1,141)	(203,338)	(1.5)
Axalta Coating Systems Ltd.	(531)	(14,326)	(0.1)
Ball Corp.	(2,200)	(131,868)	(1.0)
Bank of New York Mellon Corp. (The)	(1,314)	(65,253)	(0.5)
Becton Dickinson and Co.	(1,034)	(248,925)	(1.8)
Berkshire Hathaway, Inc.	(1,249)	(270,671)	(2.0)
BioMarin Pharmaceutical, Inc.	(705)	(60,299)	(0.4)
Bio-Techne Corp.	(693)	(141,781)	(1.0)
Black Knight, Inc.	(1,921)	(108,383)	(0.8)
Bluebird Bio, Inc.	(219)	(31,061)	(0.2)
Booking Holdings, Inc.	(31)	(57,505)	(0.4)
Boston Scientific Corp.	(1,337)	(49,629)	(0.4)
Bright Horizons Family Solutions, Inc.	(546)	(69,970)	(0.5)
Broadcom, Inc.	(506)	(161,110)	(1.2)
Brown-Forman Corp.	(1,789)	(95,336)	(0.7)
Bunge Ltd.	(6,918)	(362,572)	(2.7)
Camden Property Trust	(399)	(40,159)	(0.3)
Campbell Soup Co.	(1,668)	(64,535)	(0.5)
Capri Holdings Ltd.	(2,064)	(90,981)	(0.7)
Carlisle Cos., Inc.	(1,364)	(192,897)	(1.4)
CarMax, Inc.	(850)	(66,181)	(0.5)
Caterpillar, Inc.	(562)	(78,354)	(0.6)
Cboe Global Markets, Inc.	(784)	(79,662)	(0.6)
Centene Corp.	(390)	(20,108)	(0.1)
Cerner Corp.	(1,755)	(116,620)	(0.9)
Charter Communications, Inc.	(47)	(17,446)	(0.1)
Cheniere Energy, Inc.	(6,238)	(401,415)	(3.0)
Cincinnati Financial Corp.	(1,535)	(147,636)	(1.1)
Citigroup, Inc.	(1,354)	(95,728)	(0.7)
CME Group, Inc.	(1,505)	(269,244)	(2.0)
Cognex Corp.	(1,374)	(69,291)	(0.5)
Cognizant Technology Solutions Corp.	(204)	(14,884)	(0.1)
Conagra Brands, Inc.	(9,032)	(278,005)	(2.1)
Concho Resources, Inc.	(3,332)	(384,446)	(2.8)
Constellation Brands, Inc.	(240)	(50,801)	(0.4)
Continental Resources, Inc.	(3,599)	(165,518)	(1.2)
Cooper Cos., Inc. (The)	(68)	(19,715)	(0.1)
Copart, Inc.	(283)	(19,052)	(0.1)
CoStar Group, Inc.	(284)	(140,935)	(1.0)
Coty, Inc.	(16,749)	(181,224)	(1.3)
Credit Acceptance Corp.	(120)	(59,546)	(0.4)
Crown Holdings, Inc.	(534)	(31,041)	(0.2)
CVS Health Corp.	(6,854)	(372,721)	(2.8)
Deere & Co.	(1,607)	(266,167)	(2.0)
DENTSPLY SIRONA, Inc.	(782)	(39,984)	(0.3)
DexCom, Inc.	(2,093)	(253,400)	(1.9)
Diamondback Energy, Inc.	(3,945)	(419,709)	(3.1)
Digital Realty Trust, Inc.	(2,691)	(316,758)	(2.3)
DocuSign, Inc.	(777)	(44,033)	(0.3)
Dollar Tree, Inc.	(1,516)	(168,700)	(1.2)
Domino’s Pizza, Inc.	(512)	(138,537)	(1.0)
Dow, Inc.	(1,611)	(91,392)	(0.7)
DowDuPont, Inc.	(5,971)	(229,585)	(1.7)
DR Horton, Inc.	(3,149)	(139,532)	(1.0)

33

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

United States (continued)
Dunkin’ Brands Group, Inc.	(690)	$(51,495)	(0.4)%
Ecolab, Inc.	(650)	(119,652)	(0.9)
Edison International	(662)	(42,216)	(0.3)
EPAM Systems, Inc.	(314)	(56,319)	(0.4)
Equinix, Inc.	(132)	(60,020)	(0.4)
Evergy, Inc.	(4,374)	(252,905)	(1.9)
Eversource Energy	(1,879)	(134,649)	(1.0)
Exact Sciences Corp.	(2,148)	(211,986)	(1.6)
Expedia Group, Inc.	(430)	(55,831)	(0.4)
Fidelity National Financial, Inc.	(4,669)	(186,527)	(1.4)
First Data Corp.	(5,328)	(137,782)	(1.0)
First Republic Bank	(1,130)	(119,351)	(0.9)
Flowserve Corp.	(1,055)	(51,727)	(0.4)
FMC Corp.	(1,162)	(91,868)	(0.7)
Fortive Corp.	(661)	(57,071)	(0.4)
Freeport-McMoRan, Inc.	(36,240)	(446,114)	(3.3)
Gartner, Inc.	(286)	(45,465)	(0.3)
General Electric Co.	(47,539)	(483,472)	(3.6)
General Mills, Inc.	(492)	(25,323)	(0.2)
Global Payments, Inc.	(1,691)	(247,004)	(1.8)
GoDaddy, Inc.	(1,574)	(128,281)	(0.9)
GrubHub, Inc.	(3,920)	(261,817)	(1.9)
Guidewire Software, Inc.	(3,621)	(385,636)	(2.9)
Hanesbrands, Inc.	(2,842)	(51,355)	(0.4)
Harris Corp.	(346)	(58,301)	(0.4)
Hasbro, Inc.	(1,168)	(118,972)	(0.9)
Healthcare Trust of America, Inc.	(507)	(13,983)	(0.1)
Hess Corp.	(5,676)	(363,945)	(2.7)
Hexcel Corp.	(1,427)	(100,903)	(0.7)
Hormel Foods Corp.	(681)	(27,199)	(0.2)
Hubbell, Inc.	(746)	(95,190)	(0.7)
Hudson Pacific Properties, Inc.	(4,640)	(161,750)	(1.2)
IHS Markit Ltd.	(11,789)	(675,038)	(5.0)
Illumina, Inc.	(242)	(75,504)	(0.6)
Intercontinental Exchange, Inc.	(3,689)	(300,100)	(2.2)
International Flavors & Fragrances, Inc.	(2,515)	(346,542)	(2.6)
Intuitive Surgical, Inc.	(309)	(157,785)	(1.2)
Invesco Ltd.	(10,426)	(229,059)	(1.7)
Invitation Homes, Inc.	(6,342)	(157,662)	(1.2)
IPG Photonics Corp.	(1,598)	(279,219)	(2.1)
IQVIA Holdings, Inc.	(1,383)	(192,099)	(1.4)
Iron Mountain, Inc.	(4,452)	(144,601)	(1.1)
Jacobs Engineering Group, Inc.	(1,678)	(130,783)	(1.0)
JB Hunt Transport Services, Inc.	(2,196)	(207,478)	(1.5)
Jefferies Financial Group, Inc.	(2,154)	(44,308)	(0.3)
JM Smucker Co. (The)	(1,134)	(139,062)	(1.0)
Johnson Controls International plc	(10,794)	(404,775)	(3.0)
JPMorgan Chase & Co.	(277)	(32,146)	(0.2)
Kansas City Southern	(1,514)	(186,434)	(1.4)
Keurig Dr Pepper, Inc.	(4,018)	(116,803)	(0.9)
Kilroy Realty Corp.	(988)	(75,987)	(0.6)
Kimberly-Clark Corp.	(766)	(98,339)	(0.7)
Kinder Morgan, Inc.	(1,277)	(25,374)	(0.2)
Kraft Heinz Co. (The)	(1,286)	(42,747)	(0.3)
L Brands, Inc.	(2,390)	(61,280)	(0.5)
Laboratory Corp. of America Holdings	(196)	(31,344)	(0.2)
Leggett & Platt, Inc.	(1,965)	(77,342)	(0.6)
Leidos Holdings, Inc.	(309)	(22,705)	(0.2)
Lennar Corp.	(3,041)	(158,223)	(1.2)
Liberty Broadband Corp.	(3,037)	(299,782)	(2.2)
Liberty Media Corp-Liberty Formula One	(3,292)	(127,763)	(0.9)

	Shares	Value	% of Basket Value

United States (continued)
Live Nation Entertainment, Inc.	(1,256)	$(82,067)	(0.6)%
LKQ Corp.	(9,880)	(297,388)	(2.2)
Macerich Co. (The)	(8,147)	(327,021)	(2.4)
Marathon Petroleum Corp.	(1,024)	(62,331)	(0.5)
Markel Corp.	(137)	(146,797)	(1.1)
MarketAxess Holdings, Inc.	(1,536)	(427,515)	(3.2)
Marriott International, Inc.	(1,287)	(175,573)	(1.3)
Martin Marietta Materials, Inc.	(2,421)	(537,220)	(4.0)
Marvell Technology Group Ltd.	(8,685)	(217,299)	(1.6)
Medtronic plc	(3,055)	(271,315)	(2.0)
MGM Resorts International	(3,965)	(105,588)	(0.8)
Microchip Technology, Inc.	(8,142)	(813,304)	(6.0)
Micron Technology, Inc.	(3,881)	(163,235)	(1.2)
Mid-America Apartment Communities, Inc.	(922)	(100,876)	(0.7)
Middleby Corp. (The)	(1,922)	(253,954)	(1.9)
Mohawk Industries, Inc.	(1,456)	(198,380)	(1.5)
Molson Coors Brewing Co.	(1,425)	(91,471)	(0.7)
Monster Beverage Corp.	(2,710)	(161,516)	(1.2)
Moody’s Corp.	(1,136)	(223,360)	(1.7)
Mylan NV	(2,176)	(58,730)	(0.4)
Nektar Therapeutics	(2,194)	(70,252)	(0.5)
Netflix, Inc.	(498)	(184,529)	(1.4)
New Residential Investment Corp.	(10,139)	(170,437)	(1.3)
Newell Brands, Inc.	(14,682)	(211,127)	(1.6)
Newmont Goldcorp Corp.	(2,104)	(65,350)	(0.5)
Nielsen Holdings plc	(8,447)	(215,652)	(1.6)
Noble Energy, Inc.	(5,107)	(138,195)	(1.0)
Norwegian Cruise Line Holdings Ltd.	(685)	(38,627)	(0.3)
Nutanix, Inc.	(7,580)	(327,380)	(2.4)
NVIDIA Corp.	(3,676)	(665,356)	(4.9)
NVR, Inc.	(20)	(63,050)	(0.5)
Old Republic International Corp.	(3,120)	(69,763)	(0.5)
Omega Healthcare Investors, Inc.	(1,703)	(60,269)	(0.4)
ONEOK, Inc.	(3,544)	(240,744)	(1.8)
Paycom Software, Inc.	(113)	(22,886)	(0.2)
PayPal Holdings, Inc.	(1,517)	(171,072)	(1.3)
PerkinElmer, Inc.	(1,424)	(136,476)	(1.0)
Perrigo Co. plc	(618)	(29,615)	(0.2)
Pioneer Natural Resources Co.	(471)	(78,403)	(0.6)
Post Holdings, Inc.	(360)	(40,601)	(0.3)
Procter & Gamble Co. (The)	(580)	(61,758)	(0.5)
Prologis, Inc.	(2,155)	(165,224)	(1.2)
PTC, Inc.	(1,310)	(118,516)	(0.9)
QIAGEN NV	(1,129)	(43,986)	(0.3)
QUALCOMM, Inc.	(205)	(17,657)	(0.1)
Republic Services, Inc.	(1,266)	(104,850)	(0.8)
ResMed, Inc.	(476)	(49,747)	(0.4)
Rollins, Inc.	(2,185)	(84,494)	(0.6)
Roper Technologies, Inc.	(161)	(57,912)	(0.4)
Royal Caribbean Cruises Ltd.	(704)	(85,142)	(0.6)
salesforce.com, Inc.	(305)	(50,432)	(0.4)
Sarepta Therapeutics, Inc.	(3,507)	(410,109)	(3.0)
SBA Communications Corp.	(407)	(82,918)	(0.6)
Schlumberger Ltd.	(3,153)	(134,570)	(1.0)
SEI Investments Co.	(1,678)	(91,367)	(0.7)
Sempra Energy	(1,784)	(228,263)	(1.7)
Sensata Technologies Holding plc	(1,695)	(84,648)	(0.6)
ServiceMaster Global Holdings, Inc.	(1,851)	(90,755)	(0.7)
Sherwin-Williams Co. (The)	(328)	(149,184)	(1.1)
Signature Bank	(400)	(52,828)	(0.4)
Skyworks Solutions, Inc.	(540)	(47,617)	(0.4)
Splunk, Inc.	(224)	(30,921)	(0.2)
Square, Inc.	(8,890)	(647,370)	(4.8)

34

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

United States (continued)
SS&C Technologies Holdings, Inc.	(2,861)	$(193,575)	(1.4)%
Stanley Black & Decker, Inc.	(719)	(105,405)	(0.8)
Starwood Property Trust, Inc.	(2,326)	(53,614)	(0.4)
State Street Corp.	(878)	(59,405)	(0.4)
SVB Financial Group	(353)	(88,857)	(0.7)
Symantec Corp.	(1,413)	(34,209)	(0.3)
Take-Two Interactive Software, Inc.	(866)	(83,855)	(0.6)
Targa Resources Corp.	(5,834)	(234,235)	(1.7)
Teleflex, Inc.	(298)	(85,282)	(0.6)
Tesla, Inc.	(2,746)	(655,443)	(4.9)
Thermo Fisher Scientific, Inc.	(378)	(104,876)	(0.8)
T-Mobile US, Inc.	(1,329)	(97,004)	(0.7)
TransUnion	(1,949)	(135,748)	(1.0)
Travelers Cos., Inc. (The)	(559)	(80,356)	(0.6)
Trimble, Inc.	(570)	(23,267)	(0.2)
Twitter, Inc.	(2,742)	(109,433)	(0.8)
Tyler Technologies, Inc.	(580)	(134,508)	(1.0)
Ultimate Software Group, Inc. (The)	(955)	(315,771)	(2.3)
United Technologies Corp.	(578)	(82,429)	(0.6)
Vail Resorts, Inc.	(469)	(107,331)	(0.8)
Ventas, Inc.	(371)	(22,672)	(0.2)
Verisk Analytics, Inc.	(1,424)	(200,983)	(1.5)
VICI Properties, Inc.	(1,677)	(38,236)	(0.3)
Vistra Energy Corp.	(3,778)	(102,951)	(0.8)
Vulcan Materials Co.	(4,120)	(519,573)	(3.8)
Wabtec Corp.	(2,942)	(217,914)	(1.6)
Wayfair, Inc.	(190)	(30,809)	(0.2)
WellCare Health Plans, Inc.	(131)	(33,844)	(0.2)
Wells Fargo & Co.	(7,609)	(368,352)	(2.7)
Welltower, Inc.	(325)	(24,222)	(0.2)
Western Digital Corp.	(6,859)	(350,632)	(2.6)
Westrock Co.	(3,647)	(139,972)	(1.0)
Weyerhaeuser Co.	(1,982)	(53,118)	(0.4)
Whirlpool Corp.	(987)	(137,015)	(1.0)
Williams Cos., Inc. (The)	(15,084)	(427,330)	(3.2)
Willis Towers Watson plc	(645)	(118,899)	(0.9)
Workday, Inc.	(1,032)	(212,210)	(1.6)
Worldpay, Inc.	(3,482)	(408,125)	(3.0)
WR Berkley Corp.	(459)	(28,137)	(0.2)
Wynn Resorts Ltd.	(4,398)	(635,291)	(4.7)
XPO Logistics, Inc.	(1,581)	(107,634)	(0.8)
Xylem, Inc.	(1,443)	(120,346)	(0.9)
Zendesk, Inc.	(8,597)	(754,645)	(5.6)
Zimmer Biomet Holdings, Inc.	(2,470)	(304,205)	(2.3)

		(39,937,998)

Total Reference Entity — Short		(80,655,899)

Net Value of Reference Entity — Credit Suisse International		$13,509,675

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Deutsche Bank AG, as of April 30, 2019, expiration dates 02/17/23-02/20/23:

	Shares	Value	% of Basket Value

Reference Entity — Long

Austria
OMV AG	3,914	209,943	80.6

Belgium
Colruyt SA	367	26,494	10.2
Proximus SADP	458	12,827	4.9

	Shares	Value	% of Basket Value

Belgium (continued)
Solvay SA	1,108	$133,598	51.3%
UCB SA	1,268	100,779	38.7

		273,698

China
China Petroleum & Chemical Corp.	58,000	44,585	17.1
CNOOC Ltd.	41,000	74,470	28.6
CSPC Pharmaceutical Group Ltd.	8,000	15,442	5.9
Sinopharm Group Co. Ltd.	7,600	29,870	11.5

		164,367

Denmark
Carlsberg A/S	674	87,149	33.4
Coloplast A/S	2,060	222,524	85.4
Novo Nordisk A/S	2,783	136,352	52.3

		446,025

Finland
Stora Enso OYJ	7,860	97,884	37.5
UPM-Kymmene OYJ	3,015	85,128	32.7

		183,012

France
Arkema SA	1,594	163,666	62.8
Cie Generale des Etablissements Michelin SCA	355	45,905	17.6
Dassault Systemes SE	907	143,635	55.1
Engie SA	21,507	319,218	122.5
Ipsen SA	1,585	185,112	71.0
Kering SA	554	327,832	125.8
Klepierre SA	1,090	38,732	14.9
Legrand SA	1,596	117,390	45.0
L’Oreal SA	532	146,328	56.1
Orange SA	5,444	85,082	32.6
Publicis Groupe SA	792	47,074	18.1
Thales SA	2,666	318,527	122.2
TOTAL SA	3,945	219,305	84.2

		2,157,806

Germany
adidas AG	203	52,290	20.1
Deutsche Post AG (Registered)	322	11,193	4.3
Evonik Industries AG	4,797	143,203	55.0
Hannover Rueck SE	132	19,933	7.7
Henkel AG & Co. KGaA (Preference)	1,117	113,055	43.4
HOCHTIEF AG	1,648	246,391	94.5
HUGO BOSS AG	3,464	242,044	92.9
LEG Immobilien AG	3,453	402,895	154.6
MTU Aero Engines AG	261	61,578	23.6
Muenchener Rueckversicherungs-
Gesellschaft AG (Registered)	349	86,850	33.3
ProSiebenSat.1 Media SE	13,751	217,383	83.4
TUI AG	2,441	27,182	10.4

		1,623,997

Hong Kong
Hang Seng Bank Ltd.	4,000	105,094	40.3
Sun Hung Kai Properties Ltd.	2,000	34,517	13.2

		139,611

Italy
Eni SpA	12,032	205,039	78.7
Moncler SpA	949	39,018	15.0
Poste Italiane SpA	41,945	448,284	172.0
Recordati SpA	322	13,011	5.0

35

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

Italy (continued)
Terna Rete Elettrica Nazionale SpA	7,758	$46,542	17.8%

		751,894

Japan
AGC, Inc.	200	6,824	2.6
Asahi Kasei Corp.	5,900	60,808	23.3
Bandai Namco Holdings, Inc.	700	33,559	12.9
Concordia Financial Group Ltd.	16,400	64,027	24.6
Deutsche Bank AG	100	5,192	2.0
Fujitsu Ltd.	400	29,366	11.3
Isuzu Motors Ltd.	1,100	15,843	6.1
Kirin Holdings Co. Ltd.	900	20,474	7.9
Konami Holdings Corp.	600	27,321	10.5
Marubeni Corp.	9,600	68,790	26.4
Mazda Motor Corp.	15,000	177,524	68.1
Mitsubishi Heavy Industries Ltd.	600	25,005	9.6
Mitsui & Co. Ltd.	5,300	85,725	32.9
Nissan Motor Co. Ltd.	4,700	37,732	14.5
NSK Ltd.	2,300	23,905	9.2
Omron Corp.	1,000	53,714	20.6
ORIX Corp.	11,400	161,490	62.0
Panasonic Corp.	1,600	14,733	5.7
Secom Co. Ltd.	3,700	311,286	119.4
Subaru Corp.	1,100	26,955	10.3
Sumitomo Chemical Co. Ltd.	29,000	144,681	55.5
Tokyo Gas Co. Ltd.	2,500	63,605	24.4
Yokogawa Electric Corp.	1,900	39,788	15.3

		1,498,347

Macau
Sands China Ltd.	66,800	367,678	141.1

Netherlands
ING Groep NV	6,391	81,549	31.3
Koninklijke Ahold Delhaize NV	4,793	115,519	44.3
Koninklijke DSM NV	1,028	117,574	45.1
Koninklijke Philips NV	4,718	202,609	77.7
NN Group NV	1,186	51,757	19.9
Randstad NV	4,479	256,159	98.3

		825,167

Norway
Telenor ASA	215	4,322	1.7

Portugal
Galp Energia SGPS SA	2,914	48,857	18.7

Singapore
Mapletree Industrial Trust	2,300	3,487	1.3

South Korea
KB Financial Group, Inc.	3,992	157,626	60.5
POSCO	25	5,472	2.1
Shinhan Financial Group Co. Ltd.	3,598	135,986	52.2

		299,084

Spain
ACS Actividades de Construccion y Servicios SA	1,934	88,937	34.1
Aena SME SA	391	72,596	27.9
Bankinter SA	20,243	161,806	62.1
Endesa SA	4,986	124,393	47.7
Red Electrica Corp. SA	696	14,445	5.5
Repsol SA	24,869	421,994	161.9
Telefonica SA	22,494	187,540	72.0

		1,071,711

	Shares	Value	% of Basket Value

Sweden
Alfa Laval AB	1,652	$38,346	14.7%
Hennes & Mauritz AB	630	10,993	4.2
Sandvik AB	13,910	257,591	98.8
SKF AB	18,314	339,944	130.5
Volvo AB	7,569	121,304	46.6

		768,178

Switzerland
Adecco Group AG (Registered)	4,334	249,001	95.5
Alcon, Inc.	168	9,675	3.7
Geberit AG (Registered)	86	36,060	13.8
Kuehne + Nagel International AG (Registered)	1,294	188,089	72.2
Novartis AG (Registered)	840	68,830	26.4
Partners Group Holding AG	314	236,839	90.9
SGS SA (Registered)	152	401,060	153.9
Sonova Holding AG (Registered)	561	113,312	43.5
Straumann Holding AG (Registered)	165	133,348	51.2
Swiss Re AG	401	38,607	14.8
Swisscom AG (Registered)	1,049	488,786	187.6
Zurich Insurance Group AG	204	65,029	25.0

		2,028,636

United Kingdom
3i Group plc	11,643	162,914	62.5
Auto Trader Group plc	26,051	192,578	73.9
Berkeley Group Holdings plc	907	44,494	17.1
British Land Co. plc (The)	9,512	73,801	28.3
Burberry Group plc	1,737	45,782	17.6
easyJet plc	149	2,258	0.9
Experian plc	3,410	99,261	38.1
Halma plc	1,340	31,530	12.1
Imperial Brands plc	44	1,400	0.5
InterContinental Hotels Group plc	2,363	153,052	58.7
ITV plc	41,917	74,848	28.7
J Sainsbury plc	6,869	19,956	7.7
Land Securities Group plc	22,473	270,843	103.9
Marks & Spencer Group plc	95,994	358,083	137.4
Next plc	1,980	149,082	57.2
Pearson plc	8,921	96,640	37.1
Persimmon plc	2,283	66,693	25.6
Taylor Wimpey plc	38,219	90,610	34.8
Unilever plc	142	8,607	3.3
Wm Morrison Supermarkets plc	8,280	23,338	9.0

		1,965,770

United States
Bristol-Myers Squibb Co.	316	14,672	5.6
CIT Group, Inc.	60	3,196	1.2
Commerce Bancshares, Inc.	491	29,671	11.4
Cullen/Frost Bankers, Inc.	29	2,949	1.1
Duke Realty Corp.	343	10,674	4.1
East West Bancorp, Inc.	259	13,333	5.1
Essex Property Trust, Inc.	29	8,193	3.1
Extra Space Storage, Inc.	208	21,568	8.3
Federal Realty Investment Trust	19	2,543	1.0
Gaming and Leisure Properties, Inc.	630	25,439	9.8
Lamar Advertising Co.	17	1,405	0.5
Lennox International, Inc.	134	36,374	14.0
Lincoln Electric Holdings, Inc.	59	5,149	2.0
LPL Financial Holdings, Inc.	250	18,523	7.1
Masco Corp.	345	13,476	5.2
National Retail Properties, Inc.	286	15,049	5.8
Regions Financial Corp.	268	4,162	1.6
Steel Dynamics, Inc.	202	6,399	2.5

36

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

United States (continued)
Torchmark Corp.	128	$11,221	4.3%

		243,996

Total Reference Entity — Long		15,075,586

Reference Entity — Short

Belgium
Anheuser-Busch InBev SA	(809)	(71,926)	(27.6)
KBC Group NV	(4,199)	(311,716)	(119.6)
Umicore SA	(4,146)	(160,897)	(61.8)

		(544,539)

Chile
Antofagasta plc	(16,231)	(192,950)	(74.0)

China
China Pacific Insurance Group Co. Ltd.	(11,800)	(48,426)	(18.6)
ENN Energy Holdings Ltd.	(17,500)	(165,392)	(63.5)
PICC Property & Casualty Co. Ltd.	(4,000)	(4,494)	(1.7)
Ping An Insurance Group Co. of China Ltd.	(28,000)	(338,931)	(130.1)

		(557,243)

Denmark
Chr Hansen Holding A/S	(1,662)	(169,825)	(65.2)
Genmab A/S	(1,292)	(214,483)	(82.3)
Orsted A/S	(49)	(3,751)	(1.4)

		(388,059)

Finland
Fortum OYJ	(8,023)	(170,172)	(65.3)
Kone OYJ	(4,420)	(242,871)	(93.2)
Nokia OYJ	(59,621)	(313,285)	(120.2)

		(726,328)

France
Airbus SE	(116)	(15,884)	(6.1)
Alstom SA	(258)	(11,351)	(4.4)
Amundi SA	(798)	(57,414)	(22.0)
Bouygues SA	(3,607)	(135,776)	(52.1)
Edenred	(2,442)	(115,135)	(44.2)
Electricite de France SA	(691)	(9,979)	(3.8)
EssilorLuxottica SA	(1,528)	(186,169)	(71.4)
Hermes International	(41)	(28,846)	(11.1)
Iliad SA	(2,188)	(222,907)	(85.5)
Natixis SA	(3,508)	(20,672)	(7.9)
Remy Cointreau SA	(398)	(53,032)	(20.3)
Renault SA	(3,073)	(209,660)	(80.5)
Suez	(11,469)	(161,117)	(61.8)
Unibail-Rodamco-Westfield	(1,967)	(338,098)	(129.7)

		(1,566,040)

Germany
Bayerische Motoren Werke AG	(246)	(20,986)	(8.0)
Daimler AG (Registered)	(1,051)	(68,983)	(26.5)
Fraport AG Frankfurt Airport Services Worldwide	(537)	(44,703)	(17.2)
SAP SE	(168)	(21,656)	(8.3)
Siemens AG (Registered)	(709)	(85,011)	(32.6)
Symrise AG	(1,090)	(104,772)	(40.2)
thyssenkrupp AG	(18,369)	(258,978)	(99.4)
United Internet AG (Registered)	(4,944)	(198,773)	(76.3)

		(803,862)

	Shares	Value	% of Basket Value

Hong Kong
AIA Group Ltd.	(10,600)	$(108,538)	(41.6)%

Italy
Atlantia SpA	(3,015)	(82,312)	(31.6)
Davide Campari-Milano SpA	(16,249)	(163,920)	(62.9)
Intesa Sanpaolo SpA	(69,154)	(181,185)	(69.5)
Mediobanca Banca di Credito Finanziario SpA	(4,307)	(45,651)	(17.5)

		(473,068)

Japan
Asahi Group Holdings Ltd.	(1,900)	(82,846)	(31.8)
Chugai Pharmaceutical Co. Ltd.	(2,000)	(126,833)	(48.7)
Daiichi Sankyo Co. Ltd.	(1,400)	(69,222)	(26.6)
Daiwa Securities Group, Inc.	(9,000)	(41,894)	(16.1)
Deutsche Bank AG	(100)	(5,192)	(2.0)
Idemitsu Kosan Co. Ltd.	(700)	(22,744)	(8.7)
Japan Post Bank Co. Ltd.	(5,600)	(61,658)	(23.7)
Japan Post Holdings Co. Ltd.	(2,000)	(22,399)	(8.6)
Komatsu Ltd.	(4,100)	(105,905)	(40.6)
Kyocera Corp.	(2,300)	(149,464)	(57.4)
Makita Corp.	(700)	(25,538)	(9.8)
Mitsubishi UFJ Financial Group, Inc.	(37,100)	(184,073)	(70.6)
Nexon Co. Ltd.	(1,400)	(19,929)	(7.6)
NGK Insulators Ltd.	(2,500)	(37,134)	(14.2)
Nidec Corp.	(1,300)	(185,690)	(71.3)
Nintendo Co. Ltd.	(500)	(172,208)	(66.1)
Nomura Holdings, Inc.	(3,700)	(14,009)	(5.4)
Ono Pharmaceutical Co. Ltd.	(5,500)	(103,319)	(39.6)
Oriental Land Co. Ltd.	(100)	(11,061)	(4.2)
Resona Holdings, Inc.	(36,300)	(154,098)	(59.1)
Ricoh Co. Ltd.	(3,800)	(38,444)	(14.8)
Rohm Co. Ltd.	(300)	(22,122)	(8.5)
Sekisui House Ltd.	(6,500)	(104,801)	(40.2)
Seven & i Holdings Co. Ltd.	(900)	(31,147)	(12.0)
Shimano, Inc.	(300)	(44,095)	(16.9)
Shin-Etsu Chemical Co. Ltd.	(2,200)	(208,394)	(80.0)
SoftBank Group Corp.	(2,900)	(307,491)	(118.0)
Sumitomo Metal Mining Co. Ltd.	(8,700)	(273,649)	(105.0)
Sumitomo Mitsui Trust Holdings, Inc.	(2,400)	(83,739)	(32.1)
Sysmex Corp.	(1,600)	(91,683)	(35.2)
TDK Corp.	(1,700)	(148,944)	(57.2)
Tokyu Corp.	(14,300)	(233,456)	(89.6)
Unicharm Corp.	(5,600)	(184,810)	(70.9)

		(3,367,991)

Luxembourg
Eurofins Scientific SE	(97)	(44,419)	(17.0)

Netherlands
Aegon NV	(28,580)	(149,192)	(57.2)
Koninklijke Vopak NV	(10,733)	(479,261)	(183.9)
NN Group NV	(2,561)	(111,761)	(42.9)

		(740,214)

Norway
Mowi ASA	(6,932)	(150,393)	(57.7)
Norsk Hydro ASA	(20,736)	(89,312)	(34.3)
Yara International ASA	(3,955)	(178,822)	(68.6)

		(418,527)

Singapore
DBS Group Holdings Ltd.	(4,900)	(101,898)	(39.1)

Spain
Bankia SA	(95,988)	(265,854)	(102.0)
Ferrovial SA	(3,246)	(80,045)	(30.7)

37

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

Spain (continued)
Grifols SA	(2,737)	$(76,065)	(29.2)%
Merlin Properties Socimi SA	(23,764)	(324,152)	(124.4)

		(746,116)

Sweden
Assa Abloy AB	(387)	(8,273)	(3.2)
Epiroc AB	(7,616)	(78,731)	(30.2)
Hexagon AB	(1,288)	(70,366)	(27.0)
Kinnevik AB	(4,405)	(128,368)	(49.3)
Tele2 AB	(8,259)	(110,337)	(42.3)

		(396,075)

Switzerland
Clariant AG (Registered)	(3,423)	(70,426)	(27.0)
Credit Suisse Group AG (Registered)	(5,920)	(78,730)	(30.2)
Givaudan SA (Registered)	(21)	(54,375)	(20.9)
Sika AG (Registered)	(620)	(94,998)	(36.5)
Vifor Pharma AG	(2,457)	(320,857)	(123.1)

		(619,386)

United Arab Emirates
NMC Health plc	(7,470)	(275,851)	(105.9)

United Kingdom
Admiral Group plc	(2,201)	(63,398)	(24.3)
CNH Industrial NV	(14,473)	(157,349)	(60.4)
Croda International plc	(1,167)	(79,051)	(30.3)
DCC plc	(2,608)	(233,443)	(89.6)
easyJet plc	(4,125)	(62,502)	(24.0)
HSBC Holdings plc	(9,822)	(85,579)	(32.8)
Intertek Group plc	(1,710)	(119,604)	(45.9)
Just Eat plc	(24,152)	(220,798)	(84.7)
London Stock Exchange Group plc	(1,891)	(123,980)	(47.6)
Melrose Industries plc	(217,053)	(574,311)	(220.4)
Micro Focus International plc	(840)	(21,293)	(8.2)
National Grid plc	(15,462)	(169,401)	(65.0)
Ocado Group plc	(50)	(890)	(0.3)
Rentokil Initial plc	(5,254)	(26,775)	(10.3)
Rightmove plc	(7,674)	(54,264)	(20.8)
Rolls-Royce Holdings plc	(391,464)	(65,614)	(25.2)
Royal Bank of Scotland Group plc	(30,851)	(96,605)	(37.1)
RSA Insurance Group plc	(29,947)	(212,298)	(81.5)
Smiths Group plc	(866)	(17,242)	(6.6)
Standard Chartered plc	(12,957)	(118,468)	(45.5)
Tesco plc	(24,216)	(79,008)	(30.3)
Whitbread plc	(1,305)	(75,976)	(29.2)

		(2,657,849)

United States
Axalta Coating Systems Ltd.	(618)	(16,674)	(6.4)
Fidelity National Financial, Inc.	(159)	(6,352)	(2.4)
Hanesbrands, Inc.	(1,095)	(19,787)	(7.6)
Invitation Homes, Inc.	(603)	(14,990)	(5.8)
New Residential Investment Corp.	(325)	(5,463)	(2.1)
PTC, Inc.	(250)	(22,617)	(8.7)

Shares	Value	% of Basket Value

United States (continued)
Wabtec Corp. (2)	$(148)	(0.1)%

	(86,031)

Total Reference Entity — Short	(14,814,984)

Net Value of Reference Entity — Deutsche Bank AG	$260,602

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank NA, as of April 30, 2019, expiration date 02/08/23:

	Shares	Value	% of Basket Value

Reference Entity — Long

Belgium
Ageas	269	14,216	6.6
Proximus SADP	2,663	74,583	34.7
Solvay SA	169	20,377	9.5
UCB SA	644	51,184	23.8

		160,360

China
China Petroleum & Chemical Corp.	140,000	107,619	50.1
China Telecom Corp. Ltd.	146,000	75,669	35.2
China Unicom Hong Kong Ltd.	50,000	59,369	27.6
CNOOC Ltd.	8,000	14,531	6.8
CSPC Pharmaceutical Group Ltd.	88,000	169,860	79.0
Sinopharm Group Co. Ltd.	6,000	23,582	11.0

		450,630

Denmark
Carlsberg A/S	632	81,718	38.0
Novo Nordisk A/S	681	33,365	15.5

		115,083

Finland
Stora Enso OYJ	2,074	25,828	12.0
UPM-Kymmene OYJ	1,921	54,239	25.2

		80,067

France
Arkema SA	2,602	267,164	124.3
Cie Generale des Etablissements Michelin SCA	477	61,681	28.7
Legrand SA	40	2,942	1.4
Orange SA	14,107	220,472	102.6
Publicis Groupe SA	620	36,850	17.1

		589,109

Germany
ProSiebenSat.1 Media SE	1,148	18,148	8.4

Hong Kong
Power Assets Holdings Ltd.	69,500	484,775	225.5
Sun Hung Kai Properties Ltd.	1,000	17,258	8.0

		502,033

Italy
Eni SpA	1,963	33,452	15.6
Moncler SpA	565	23,229	10.8
Terna Rete Elettrica Nazionale SpA	11,756	70,526	32.8

		127,207

Japan
AGC, Inc.	5,600	191,060	88.9
Bandai Namco Holdings, Inc.	1,700	81,499	37.9

38

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

Japan (continued)
Bridgestone Corp.	1,800	$71,407	33.2%
Canon, Inc.	12,800	355,175	165.2
Daito Trust Construction Co. Ltd.	800	107,123	49.8
Daiwa House Industry Co. Ltd.	3,800	106,512	49.6
Isuzu Motors Ltd.	1,400	20,164	9.4
Japan Tobacco, Inc.	1,200	27,729	12.9
Kirin Holdings Co. Ltd.	2,800	63,696	29.6
Konami Holdings Corp.	200	9,107	4.2
MEIJI Holdings Co. Ltd.	300	23,648	11.0
Mitsubishi Heavy Industries Ltd.	900	37,508	17.4
NSK Ltd.	2,900	30,142	14.0
ORIX Corp.	14,500	205,405	95.6
Otsuka Corp.	3,900	153,399	71.4
Subaru Corp.	500	12,252	5.7
Sumitomo Corp.	1,100	15,766	7.3
Suzuki Motor Corp.	700	31,944	14.9
Taisei Corp.	800	35,200	16.4
Tokio Marine Holdings, Inc.	500	25,333	11.8
Tokyo Gas Co. Ltd.	700	17,810	8.3

		1,621,879

Macau
Sands China Ltd.	4,000	22,017	10.2

Netherlands
EXOR NV	947	63,149	29.4
Randstad NV	2,684	153,501	71.4

		216,650

Norway
Equinor ASA	2,286	50,958	23.7
Telenor ASA	66	1,327	0.6

		52,285

Portugal
Galp Energia SGPS SA	2,835	47,532	22.1

Singapore
Mapletree Industrial Trust	59,600	90,347	42.0

South Africa
Mondi plc	4,375	96,142	44.7

South Korea
HDC Holdings Co. Ltd.	138	2,035	0.9
KB Financial Group, Inc.	1,072	42,328	19.7
Kia Motors Corp.	2,446	94,817	44.1
LG Household & Health Care Ltd.	176	214,461	99.8
NCSoft Corp.	236	106,279	49.4
POSCO	386	84,489	39.3
Samsung SDS Co. Ltd.	1,040	193,392	90.0
Shinhan Financial Group Co. Ltd.	1,035	39,118	18.2
Woori Financial Group, Inc.	1,895	22,468	10.5

		799,387

Spain
ACS Actividades de Construccion y Servicios SA	2,743	126,140	58.7
Banco Bilbao Vizcaya Argentaria SA	28,624	174,058	81.0
Bankinter SA	2,436	19,472	9.0
Endesa SA	3,273	81,656	38.0

		401,326

Sweden
Hennes & Mauritz AB	3,470	60,548	28.2
Sandvik AB	1,596	29,555	13.7

	Shares	Value	% of Basket Value

Sweden (continued)
SKF AB	807	$14,980	7.0%

		105,083

Switzerland
Adecco Group AG (Registered)	2,809	161,385	75.1
Alcon, Inc.	10	576	0.3
Baloise Holding AG (Registered)	232	39,774	18.5
Geberit AG (Registered)	119	49,898	23.2
Kuehne + Nagel International AG (Registered)	3	436	0.2
Novartis AG (Registered)	52	4,261	2.0
Partners Group Holding AG	257	193,846	90.2
SGS SA (Registered)	115	303,433	141.1
Straumann Holding AG (Registered)	99	80,009	37.2
Swiss Re AG	746	71,823	33.4
Swisscom AG (Registered)	76	35,413	16.5
Zurich Insurance Group AG	668	212,937	99.0

		1,153,791

Taiwan
Formosa Chemicals & Fibre Corp.	46,000	165,524	77.0
Formosa Plastics Corp.	8,000	29,033	13.5
Globalwafers Co. Ltd.	10,000	109,617	51.0
Taiwan Semiconductor Manufacturing Co. Ltd.	16,000	134,337	62.5
United Microelectronics Corp.	299,000	130,378	60.6
Yageo Corp.	5,000	49,599	23.1

		618,488

United Kingdom
Berkeley Group Holdings plc	3,189	156,442	72.8
British Land Co. plc (The)	20,092	155,887	72.5
Burberry Group plc	608	16,025	7.5
Experian plc	6,407	186,501	86.8
InterContinental Hotels Group plc	1,016	65,806	30.6
ITV plc	8,653	15,451	7.2
J Sainsbury plc	6,288	18,268	8.5
Next plc	1,866	140,498	65.4
Pearson plc	7,849	85,027	39.6
Schroders plc	2,375	98,294	45.7
Smith & Nephew plc	2,167	41,894	19.5
SSE plc	350	5,237	2.4
Wm Morrison Supermarkets plc	2,218	6,252	2.9

		991,582

United States
AbbVie, Inc.	11	873	0.4
Acuity Brands, Inc.	243	35,558	16.5
Advance Auto Parts, Inc.	199	33,098	15.4
AES Corp.	471	8,064	3.7
Aflac, Inc.	3,509	176,783	82.2
Agilent Technologies, Inc.	28	2,198	1.0
Akamai Technologies, Inc.	27	2,162	1.0
Allison Transmission Holdings, Inc.	9,041	423,661	197.1
Allstate Corp. (The)	1,381	136,802	63.6
Ally Financial, Inc.	3,764	111,828	52.0
Alphabet, Inc.	1	1,199	0.6
American Electric Power Co., Inc.	15	1,283	0.6
American Financial Group, Inc.	2,182	225,902	105.1
Ameriprise Financial, Inc.	198	29,060	13.5
Annaly Capital Management, Inc.	8,655	87,329	40.6
Anthem, Inc.	230	60,497	28.1
Apartment Investment & Management Co.	1,066	52,618	24.5
Avery Dennison Corp.	1,119	123,817	57.6
Baxter International, Inc.	256	19,533	9.1

39

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

United States (continued)
Biogen, Inc.	449	$102,929	47.9%
Booz Allen Hamilton Holding Corp.	610	36,167	16.8
BorgWarner, Inc.	917	38,303	17.8
Bristol-Myers Squibb Co.	148	6,872	3.2
Carnival Corp.	970	53,214	24.8
CBS Corp. (Non-Voting)	1,086	55,679	25.9
CenterPoint Energy, Inc.	5,539	171,709	79.9
CH Robinson Worldwide, Inc.	530	42,930	20.0
Chemours Co. (The)	3,448	124,162	57.8
Chevron Corp.	1,232	147,914	68.8
Cintas Corp.	70	15,200	7.1
CIT Group, Inc.	1,426	75,963	35.3
Citrix Systems, Inc.	4,493	453,613	211.0
Commerce Bancshares, Inc.	421	25,441	11.8
Crane Co.	644	54,772	25.5
Cullen/Frost Bankers, Inc.	48	4,881	2.3
Cummins, Inc.	978	162,632	75.7
Curtiss-Wright Corp.	304	34,638	16.1
Darden Restaurants, Inc.	495	58,212	27.1
DTE Energy Co.	717	90,134	41.9
Duke Realty Corp.	505	15,716	7.3
E*TRADE Financial Corp.	1,001	50,711	23.6
East West Bancorp, Inc.	179	9,215	4.3
Essex Property Trust, Inc.	275	77,688	36.1
Estee Lauder Cos., Inc. (The)	799	137,276	63.9
Exelon Corp.	733	37,346	17.4
Expeditors International of Washington, Inc.	1,065	84,582	39.3
Extra Space Storage, Inc.	823	85,337	39.7
F5 Networks, Inc.	942	147,800	68.8
Fair Isaac Corp.	270	75,533	35.1
Federal Realty Investment Trust	347	46,446	21.6
Fifth Third Bancorp	2,129	61,358	28.5
FLIR Systems, Inc.	1,119	59,240	27.6
Foot Locker, Inc.	384	21,969	10.2
Fortinet, Inc.	172	16,068	7.5
Fortive Corp.	1	86	0.0
Gaming and Leisure Properties, Inc.	734	29,639	13.8
Gap, Inc. (The)	2,634	68,695	32.0
Gilead Sciences, Inc.	1,709	111,153	51.7
Goodyear Tire & Rubber Co. (The)	903	17,347	8.1
Graco, Inc.	2,700	138,375	64.4
Hartford Financial Services Group, Inc. (The)	256	13,391	6.2
HCA Healthcare, Inc.	2,297	292,247	136.0
HD Supply Holdings, Inc.	1,154	52,726	24.5
Hershey Co. (The)	305	38,079	17.7
HollyFrontier Corp.	1,675	79,948	37.2
Home Depot, Inc. (The)	153	31,166	14.5
Honeywell International, Inc.	412	71,536	33.3
Host Hotels & Resorts, Inc.	4,756	91,505	42.6
HP, Inc.	15,385	306,931	142.8
IDEXX Laboratories, Inc.	747	173,304	80.6
Kellogg Co.	275	16,583	7.7
KLA-Tencor Corp.	709	90,383	42.0
Kroger Co. (The)	2,282	58,830	27.4
Lamar Advertising Co.	707	58,448	27.2
Lennox International, Inc.	257	69,763	32.5
Lincoln Electric Holdings, Inc.	905	78,979	36.7
LyondellBasell Industries NV	1,151	101,553	47.2
M&T Bank Corp.	256	43,538	20.3
Macy’s, Inc.	1,184	27,871	13.0
ManpowerGroup, Inc.	418	40,145	18.7
Masco Corp.	604	23,592	11.0

	Shares	Value	% of Basket Value

United States (continued)
Maxim Integrated Products, Inc.	2,283	$136,980	63.7%
McKesson Corp.	978	116,627	54.3
Motorola Solutions, Inc.	228	33,039	15.4
National Retail Properties, Inc.	2,280	119,974	55.8
Nordstrom, Inc.	1,447	59,356	27.6
OGE Energy Corp.	115	4,869	2.3
Omnicom Group, Inc.	1,972	157,819	73.4
O’Reilly Automotive, Inc.	57	21,578	10.0
Oshkosh Corp.	229	18,913	8.8
Packaging Corp. of America	647	64,157	29.8
Park Hotels & Resorts, Inc.	7,668	245,989	114.4
Parker-Hannifin Corp.	263	47,624	22.2
Paychex, Inc.	659	55,560	25.8
Phillips 66	414	39,028	18.2
Regions Financial Corp.	5,125	79,591	37.0
Reliance Steel & Aluminum Co.	37	3,403	1.6
Robert Half International, Inc.	1,328	82,456	38.4
Seagate Technology plc	1,932	93,354	43.4
Sirius XM Holdings, Inc.	13,841	80,416	37.4
Spirit AeroSystems Holdings, Inc.	82	7,126	3.3
Steel Dynamics, Inc.	4,159	131,757	61.3
Sysco Corp.	1,561	109,848	51.1
Tapestry, Inc.	364	11,746	5.5
Teledyne Technologies, Inc.	88	21,869	10.2
Torchmark Corp.	446	39,096	18.2
Tyson Foods, Inc.	336	25,203	11.7
UDR, Inc.	1,359	61,087	28.4
United Continental Holdings, Inc.	572	50,828	23.6
UnitedHealth Group, Inc.	196	45,682	21.2
VeriSign, Inc.	181	35,738	16.6
Viacom, Inc.	2,869	82,943	38.6
Voya Financial, Inc.	3,238	177,734	82.7
WABCO Holdings, Inc.	522	69,134	32.2
Webster Financial Corp.	252	13,389	6.2

		8,683,641

Total Reference Entity — Long		16,942,787

Reference Entity — Short

Belgium
KBC Group NV	(39)	(2,895)	(1.3)
Umicore SA	(1,706)	(66,206)	(30.8)

		(69,101)

Chile
Antofagasta plc	(1,867)	(22,195)	(10.3)

China
China Overseas Land & Investment Ltd.	(60,000)	(224,799)	(104.6)
China Pacific Insurance Group Co. Ltd.	(7,800)	(32,010)	(14.9)
ENN Energy Holdings Ltd.	(11,500)	(108,687)	(50.6)
PICC Property & Casualty Co. Ltd.	(107,000)	(120,218)	(55.9)

		(485,714)

Finland
Kone OYJ	(730)	(40,112)	(18.6)

France
Accor SA	(5,757)	(242,527)	(112.8)
Aeroports de Paris	(20)	(4,074)	(1.9)
Amundi SA	(1,651)	(118,785)	(55.3)
Bouygues SA	(1,209)	(45,510)	(21.2)
Bureau Veritas SA	(2,309)	(58,530)	(27.2)
Electricite de France SA	(12,215)	(176,408)	(82.1)

40

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

France (continued)
Orpea	(4,316)	$(526,589)	(245.0)%
Rubis SCA	(51)	(2,797)	(1.3)
Unibail-Rodamco-Westfield	(92)	(15,813)	(7.3)

		(1,191,033)

Germany
Bayer AG (Registered)	(1,397)	(92,978)	(43.2)
Deutsche Boerse AG	(557)	(74,428)	(34.6)
Deutsche Wohnen AG	(1,068)	(48,109)	(22.4)
Innogy SE	(506)	(23,490)	(10.9)
KION Group AG	(480)	(33,020)	(15.4)
Symrise AG	(3,175)	(305,185)	(142.0)
Telefonica Deutschland Holding AG	(3,250)	(10,556)	(4.9)
Uniper SE	(4,954)	(150,321)	(69.9)
Zalando SE	(6,097)	(286,802)	(133.4)

		(1,024,889)

Hong Kong
AIA Group Ltd.	(37,800)	(387,051)	(180.0)
China Gas Holdings Ltd.	(177,800)	(573,533)	(266.8)
WH Group Ltd.	(135,000)	(159,734)	(74.3)

		(1,120,318)

Italy
Atlantia SpA	(151)	(4,122)	(1.9)
Leonardo SpA	(2,727)	(31,537)	(14.7)
Mediobanca Banca di Credito Finanziario SpA	(2,182)	(23,128)	(10.8)

		(58,787)

Japan
ANA Holdings, Inc.	(1,000)	(34,997)	(16.3)
Chugai Pharmaceutical Co. Ltd.	(1,600)	(101,466)	(47.2)
Daiwa Securities Group, Inc.	(4,900)	(22,809)	(10.6)
Don Quijote Holdings Co. Ltd.	(3,400)	(219,111)	(101.9)
Honda Motor Co. Ltd.	(200)	(5,581)	(2.6)
Idemitsu Kosan Co. Ltd.	(500)	(16,246)	(7.6)
Japan Post Bank Co. Ltd.	(7,000)	(77,072)	(35.9)
Japan Post Holdings Co. Ltd.	(5,900)	(66,078)	(30.7)
Keyence Corp.	(200)	(124,959)	(58.1)
Kyocera Corp.	(2,100)	(136,467)	(63.5)
Makita Corp.	(1,100)	(40,132)	(18.7)
Mitsubishi Motors Corp.	(11,300)	(63,456)	(29.5)
Nexon Co. Ltd.	(8,100)	(115,305)	(53.6)
NGK Insulators Ltd.	(1,700)	(25,251)	(11.7)
Nidec Corp.	(3,300)	(471,368)	(219.3)
NTT Data Corp.	(13,700)	(159,756)	(74.3)
Oriental Land Co. Ltd.	(800)	(88,487)	(41.2)
Resona Holdings, Inc.	(700)	(2,972)	(1.4)
Ricoh Co. Ltd.	(9,300)	(94,088)	(43.8)
Rohm Co. Ltd.	(300)	(22,122)	(10.3)
Sekisui House Ltd.	(1,200)	(19,348)	(9.0)
Shimano, Inc.	(800)	(117,587)	(54.7)
SMC Corp.	(100)	(41,766)	(19.4)
SoftBank Group Corp.	(2,200)	(233,269)	(108.5)
Sumitomo Electric Industries Ltd.	(100)	(1,331)	(0.6)
Sumitomo Metal Mining Co. Ltd.	(1,800)	(56,617)	(26.3)
Sumitomo Mitsui Trust Holdings, Inc.	(200)	(6,978)	(3.2)
Sysmex Corp.	(1,000)	(57,302)	(26.7)
Tokyu Corp.	(3,900)	(63,670)	(29.6)
Toray Industries, Inc.	(9,700)	(66,378)	(30.9)
TOTO Ltd.	(2,300)	(97,492)	(45.4)
Toyota Motor Corp.	(2,600)	(160,967)	(74.9)

		(2,810,428)

	Shares	Value	% of Basket Value

Luxembourg
Eurofins Scientific SE	(783)	$(358,558)	(166.8)%

Macau
Galaxy Entertainment Group Ltd.	(56,000)	(419,397)	(195.1)
Wynn Macau Ltd.	(9,600)	(27,621)	(12.8)

		(447,018)

South Korea
Celltrion Healthcare Co. Ltd.	(90)	(5,840)	(2.7)
Celltrion, Inc.	(724)	(131,681)	(61.3)

		(137,521)

Spain
Industria de Diseno Textil SA	(5,435)	(164,564)	(76.6)

Sweden
Epiroc AB	(5,963)	(61,643)	(28.7)
Kinnevik AB	(138)	(4,022)	(1.9)

		(65,665)

Switzerland
Givaudan SA (Registered)	(12)	(31,072)	(14.5)
Lonza Group AG (Registered)	(855)	(264,049)	(122.8)
UBS Group AG (Registered)	(3,596)	(48,220)	(22.4)
Vifor Pharma AG	(2,143)	(279,852)	(130.2)

		(623,193)

Taiwan
Cathay Financial Holding Co. Ltd.	(26,000)	(37,650)	(17.5)
Delta Electronics, Inc.	(19,792)	(104,464)	(48.6)
Hon Hai Precision Industry Co. Ltd.	(292,037)	(822,180)	(382.5)

		(964,294)

United Arab Emirates
NMC Health plc	(637)	(23,523)	(10.9)

United Kingdom
CNH Industrial NV	(1,934)	(21,026)	(9.8)
Croda International plc	(1,888)	(127,891)	(59.5)
DCC plc	(1,262)	(112,962)	(52.6)
Informa plc	(33,974)	(345,449)	(160.7)
Intertek Group plc	(237)	(16,577)	(7.7)
Janus Henderson Group plc	(4,414)	(110,659)	(51.5)
Royal Bank of Scotland Group plc	(27,900)	(87,364)	(40.6)
Tesco plc	(25,864)	(84,385)	(39.3)

		(906,313)

United States
Alleghany Corp.	(322)	(211,515)	(98.4)
American International Group, Inc.	(2,065)	(98,232)	(45.7)
Amphenol Corp.	(911)	(90,699)	(42.2)
Aramark	(3,259)	(101,290)	(47.1)
Arconic, Inc.	(6,907)	(148,362)	(69.0)
Arista Networks, Inc.	(51)	(15,927)	(7.4)
Arthur J Gallagher & Co.	(218)	(18,229)	(8.5)
Assurant, Inc.	(924)	(87,780)	(40.8)
Axalta Coating Systems Ltd.	(3,015)	(81,345)	(37.8)
Becton Dickinson and Co.	(365)	(87,870)	(40.9)
Berkshire Hathaway, Inc.	(461)	(99,903)	(46.5)
BioMarin Pharmaceutical, Inc.	(2,572)	(219,983)	(102.3)
Black Knight, Inc.	(590)	(33,288)	(15.5)
Boston Scientific Corp.	(1,051)	(39,013)	(18.2)
Brown & Brown, Inc.	(1,898)	(60,262)	(28.0)
Campbell Soup Co.	(896)	(34,666)	(16.1)
Carlisle Cos., Inc.	(36)	(5,091)	(2.4)
CarMax, Inc.	(2,564)	(199,633)	(92.9)
Cognex Corp.	(1,918)	(96,725)	(45.0)
Constellation Brands, Inc.	(555)	(117,477)	(54.7)

41

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Total Factor Fund

	Shares	Value	% of Basket Value

United States (continued)
Cooper Cos., Inc. (The)	(174)	$(50,446)	(23.5)%
Crown Holdings, Inc.	(477)	(27,728)	(12.9)
DENTSPLY SIRONA, Inc.	(1,333)	(68,156)	(31.7)
Dollar Tree, Inc.	(642)	(71,442)	(33.2)
Edison International	(270)	(17,218)	(8.0)
Equifax, Inc.	(1,410)	(177,590)	(82.6)
Evergy, Inc.	(3,593)	(207,747)	(96.6)
Fidelity National Financial, Inc.	(3,957)	(158,082)	(73.5)
Flowserve Corp.	(2,141)	(104,973)	(48.8)
General Mills, Inc.	(444)	(22,853)	(10.6)
GrubHub, Inc.	(488)	(32,594)	(15.2)
Hanesbrands, Inc.	(3,933)	(71,069)	(33.1)
Harris Corp.	(19)	(3,202)	(1.5)
Hexcel Corp.	(412)	(29,133)	(13.6)
Hormel Foods Corp.	(559)	(22,326)	(10.4)
IHS Markit Ltd.	(3,101)	(177,563)	(82.6)
International Flavors & Fragrances, Inc.	(1,761)	(242,648)	(112.9)
Invitation Homes, Inc.	(5,806)	(144,337)	(67.1)
IPG Photonics Corp.	(335)	(58,535)	(27.2)
Iron Mountain, Inc.	(319)	(10,361)	(4.8)
JB Hunt Transport Services, Inc.	(195)	(18,424)	(8.6)
Jefferies Financial Group, Inc.	(3,185)	(65,515)	(30.5)
Kinder Morgan, Inc.	(8,243)	(163,788)	(76.2)
Las Vegas Sands Corp.	(1,380)	(92,529)	(43.0)
Lennar Corp.	(1,496)	(77,827)	(36.2)
Liberty Media Corp-Liberty Formula One	(155)	(6,016)	(2.8)
Live Nation Entertainment, Inc.	(356)	(23,261)	(10.8)
LKQ Corp.	(2,762)	(83,136)	(38.7)

	Shares	Value	% of Basket Value

United States (continued)
Macerich Co. (The)	(155)	$(6,222)	(2.9)%
Mid-America Apartment Communities, Inc.	(1,279)	(139,935)	(65.1)
Mylan NV	(48)	(1,296)	(0.6)
New Residential Investment Corp.	(2,361)	(39,688)	(18.5)
Newell Brands, Inc.	(9,456)	(135,977)	(63.3)
Nielsen Holdings plc	(300)	(7,659)	(3.6)
NiSource, Inc.	(3,069)	(85,257)	(39.7)
Nordson Corp.	(566)	(82,608)	(38.4)
Perrigo Co. plc	(1,297)	(62,152)	(28.9)
Rollins, Inc.	(1,836)	(70,998)	(33.0)
Signature Bank	(72)	(9,509)	(4.4)
Sprint Corp.	(11,541)	(64,399)	(30.0)
Stanley Black & Decker, Inc.	(945)	(138,537)	(64.5)
Symantec Corp.	(1,144)	(27,696)	(12.9)
Targa Resources Corp.	(5,406)	(217,051)	(101.0)
Tesla, Inc.	(202)	(48,215)	(22.4)
TransUnion	(214)	(14,905)	(6.9)
United Technologies Corp.	(790)	(112,662)	(52.4)
Vail Resorts, Inc.	(106)	(24,258)	(11.3)
Verisk Analytics, Inc.	(84)	(11,856)	(5.5)
Wabtec Corp.	(3,460)	(256,282)	(119.2)
Waste Connections, Inc.	(3,805)	(352,990)	(164.2)
WEX, Inc.	(593)	(124,708)	(58.0)
Weyerhaeuser Co.	(2,720)	(72,896)	(33.9)
Wynn Resorts Ltd.	(215)	(31,057)	(14.4)

		(6,214,602)

Total Reference Entity — Short		(16,727,828)

Net Value of Reference Entity — JPMorgan Chase Bank NA		$214,959

42

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Total Factor Fund

Glossary of Terms Used in this Report

Currency

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

DKK	Danish Krone

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

INR	Indian Rupee

JPY	Japanese Yen

KRW	South Korean Won

MXN	Mexican Peso

NOK	Norwegian Krone

NZD	New Zealand Dollar

RUB	New Russian Ruble

SEK	Swedish Krona

SGD	Singapore Dollar

TWD	New Taiwan Dollar

USD	United States Dollar

Portfolio Abbreviations

CDX	Credit Default Swap Index

EMMI	European Money Markets Institute

HIBOR	Hong Kong Interbank Offer Rate

IBOVESPA	Indice Bolsa de Valores do Estado de Sao Paulo

LIBOR	London Interbank Offered Rate

MIB	Milano Italia Borsa

OTC	Over-the-counter

RBOB	Reformulated Gasoline Blend Stock for Oxygen Blending

REIT	Real Estate Investment Trust

S&P	S&P Global Ratings

SONIA	Sterling Overnight Interbank Average Rate

WTI	West Texas Intermediate

43

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Total Factor Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$15,883,199	$—	$15,883,199
Short-Term Securities:
Money Market Funds	9,841,426	—	—	9,841,426
U.S. Treasury Obligations	—	140,676,780	—	140,676,780

	$9,841,426	$156,559,979	$—	$166,401,405

Derivative Financial Instruments(b)
Assets:
Commodity contracts	$478,000	$—	$—	$478,000
Credit contracts	—	250,464	—	250,464
Equity contracts	886,106	1,532,336	—	2,418,442
Foreign currency exchange contracts	—	2,216,446	—	2,216,446
Interest rate contracts	—	486,593	—	486,593
Liabilities:
Commodity contracts	(123,435)	(9,990)	—	(133,425)
Equity contracts	(807,760)	(1,432,328)	—	(2,240,088)
Foreign currency exchange contracts	—	(450,433)	—	(450,433)
Interest rate contracts	(1,173,211)	(123,552)	—	(1,296,763)

	$(740,300)	$2,469,536	$—	$1,729,236

(a)	See above Consolidated Schedule of Investments for values in each industry or country.
(b)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

44